UNITED STATE

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2017

Item 1.

Reports to Stockholders

Fidelity® International Equity Central Fund Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® International Equity Central Fund	19.54%	8.70%	1.36%

 A From December 10, 2007

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® International Equity Central Fund on December 10, 2007, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI World ex USA Index performed over the same period.

Period Ending Values
$11,417	Fidelity® International Equity Central Fund
$11,365	MSCI World ex USA Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 19.81% for the year ending September 30, 2017, benefiting in part from a generally weak U.S. dollar. Regionally, favorable election results in the eurozone suggested ebbing political uncertainty and near-term risk. Europe (+26%) roughly doubled the gain of the U.K. (+13%), which faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured more recently by yen strength – Japan (+14%) lagged the rest of the Asia-Pacific group (+17%). Commodity-price volatility slowed Canada (+16%), but the emerging-markets group (+23%) sped ahead of the MSCI index. Among MSCI index sectors, information technology (+36%) led the way, helped by a surge among Chinese internet-related names. Financials (+29%) rode atop rising interest rates that, at the same time, weighed on real estate (+11%), telecom (+6%), consumer staples (+6%) and utilities (+11%) – so-called “bond proxy” sectors. Materials (+26%) and industrials (+21%) responded to demand from China, a rise in certain commodity prices and calls for higher U.S. infrastructure spending. Energy stocks (+18%) gained overall; oil prices peaked in early 2017 but then lost considerable ground in the spring before rebounding through September 30. Health care (+8%) lagged on early-period turmoil around drug pricing and health care legislation.

Comments from Portfolio Manager Steven Kaye:  For the year, the fund gained 19.54%, slightly outperforming the 18.98% return of its benchmark, the MSCI World ex USA Index. Versus the benchmark, successful security selection – especially in the industrials sector – was offset somewhat by the fund’s modest cash position of about 2%, on average, given the strong market backdrop. Market allocation also was a negative, albeit much less so. Geographically, choices in Japan were a notable positive, including an overweighting in Suzuki Motor. Shares of the auto and all-terrain vehicle manufacturer gained about 60% this period on favorable currency movements and strong sales growth from its India-based Maruti Suzuki subsidiary. Elsewhere, France’s luxury-goods firm Christian Dior (+55%) was the fund’s largest individual contributor. The stock popped in April when the Arnault family, which controls luxury behemoth LVMH, offered a premium bid to buy the rest of the Dior shares it did not own in an effort to consolidate holdings. Turning to individual detractors, avoiding Spain's Banco Santander (+67%) hurt the most. Rising profits, among other factors, aided the stock.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to shareholders:  On August 1, 2017, Grace-Anne Wood became a Co-Manager of the fund, succeeding Anna Piralkova in overseeing the telecommunication services subportfolio. On October 31, 2017, Masaki Nakamura and Guillermo de las Casas assumed Co-Manager responsibilities, succeeding Andrew Sergeant.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of September 30, 2017
Japan	18.9%
United Kingdom	13.7%
France	9.7%
United States of America*	8.4%
Germany	7.5%
Canada	6.3%
Switzerland	6.0%
Australia	3.4%
Netherlands	3.4%
Other	22.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes short-term investments and net other assets (liabilities).

As of March 31, 2017
Japan	19.9%
United Kingdom	16.8%
United States of America*	7.7%
France	7.1%
Canada	6.7%
Switzerland	6.2%
Germany	5.9%
Australia	3.8%
Spain	3.7%
Other	22.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

* Includes short-term investments and net other assets (liabilities).

Asset Allocation as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.8	98.2
Short-Term Investments and Net Other Assets (Liabilities)	2.2	1.8

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3	1.0
VINCI SA (France, Construction & Engineering)	1.2	1.2
BASF AG (Germany, Chemicals)	1.2	1.1
Deutsche Post AG (Germany, Air Freight & Logistics)	1.2	0.7
Koninklijke Philips Electronics NV (Netherlands, Health Care Equipment & Supplies)	1.2	1.0
Sanofi SA (France, Pharmaceuticals)	1.1	1.1
Glencore Xstrata PLC (Bailiwick of Jersey, Metals & Mining)	1.1	0.6
Compagnie de St. Gobain (France, Building Products)	1.1	0.0
Total SA (France, Oil, Gas & Consumable Fuels)	1.0	1.1
	11.9

Top Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.0
Industrials	13.2	13.8
Consumer Discretionary	12.2	12.0
Health Care	10.0	10.0
Consumer Staples	9.6	10.0
Materials	7.6	8.1
Energy	6.6	6.4
Information Technology	4.7	4.3
Telecommunication Services	3.8	4.1
Real Estate	3.1	2.8

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Australia - 3.4%
Abacus Property Group unit	2,261,987	$6,706,864
Australia & New Zealand Banking Group Ltd.	1,106,384	25,688,289
Commonwealth Bank of Australia	464,123	27,395,371
Magellan Financial Group Ltd.	867,546	16,713,156
realestate.com.au Ltd.	227,222	11,941,607
Rio Tinto Ltd.	164,439	8,581,435
Westfield Corp. unit	1,210,000	7,441,132

TOTAL AUSTRALIA		104,467,854

Austria - 1.9%
ams AG	40,670	2,948,349
Andritz AG	400,000	23,120,328
Erste Group Bank AG	550,700	23,786,129
IMMOFINANZ Immobilien Anlagen AG (a)	3,552,500	9,169,960

TOTAL AUSTRIA		59,024,766

Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	7,221,070	33,092,719
Randgold Resources Ltd.	78,100	7,633,243
Shire PLC	260,200	13,252,976

TOTAL BAILIWICK OF JERSEY		53,978,938

Belgium - 1.5%
Anheuser-Busch InBev SA NV	186,816	22,331,467
KBC Groep NV	299,003	25,338,181

TOTAL BELGIUM		47,669,648

Bermuda - 0.5%
Cheung Kong Infrastructure Holdings Ltd.	536,360	4,614,086
Chow Sang Sang Holdings International Ltd.	684,000	1,567,361
Petra Diamonds Ltd. (b)	7,141,900	8,038,923

TOTAL BERMUDA		14,220,370

Canada - 6.2%
Barrick Gold Corp.	609,400	9,807,054
Canadian Natural Resources Ltd.	334,000	11,186,424
Cenovus Energy, Inc.	1,132,900	11,358,509
Fortis, Inc.	173,690	6,233,491
Great-West Lifeco, Inc.	652,000	18,764,432
Imperial Oil Ltd.	218,200	6,970,509
Intact Financial Corp.	223,300	18,445,627
MDC Partners, Inc. Class A (b)	983,100	10,814,100
Potash Corp. of Saskatchewan, Inc.	532,500	10,250,972
PrairieSky Royalty Ltd.	208,022	5,323,296
Royal Bank of Canada	402,400	31,134,198
Suncor Energy, Inc.	634,500	22,237,375
The Toronto-Dominion Bank	521,400	29,355,520

TOTAL CANADA		191,881,507

Cayman Islands - 1.2%
Cheung Kong Property Holdings Ltd.	3,322,000	27,493,382
Value Partners Group Ltd. (a)	9,680,000	8,736,238
Zai Lab Ltd. ADR	49,600	1,339,200

TOTAL CAYMAN ISLANDS		37,568,820

China - 0.9%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	431,288	3,884,794
PICC Property & Casualty Co. Ltd. (H Shares)	8,150,000	14,376,952
Wuliangye Yibin Co. Ltd. Class A	1,124,662	9,682,364

TOTAL CHINA		27,944,110

Denmark - 0.6%
Jyske Bank A/S (Reg.)	201,400	11,620,984
Scandinavian Tobacco Group A/S	378,297	6,711,261

TOTAL DENMARK		18,332,245

France - 9.7%
Capgemini SA	61,700	7,231,067
Christian Dior SA	25,200	8,069,942
Compagnie de St. Gobain	552,400	32,918,288
Danone SA	213,911	16,801,390
ENGIE	481,380	8,175,711
Hermes International SCA	35,000	17,644,881
Iliad SA	30,339	8,062,596
Ipsen SA	107,000	14,220,798
Kaufman & Broad SA	163,068	7,863,387
LVMH Moet Hennessy - Louis Vuitton SA	105,410	29,139,247
Sanofi SA	342,255	34,070,348
Societe Generale Series A	442,300	25,919,398
Suez Environnement SA	228,991	4,180,104
Total SA (a)	590,453	31,704,047
VINCI SA	400,494	38,056,846
Wendel SA	104,200	16,878,253

TOTAL FRANCE		300,936,303

Germany - 7.1%
BASF AG	353,261	37,593,427
Bayer AG	63,700	8,701,633
Deutsche Borse AG	197,086	21,362,555
Deutsche Post AG	838,356	37,320,477
Deutsche Telekom AG	928,600	17,340,966
Fresenius SE & Co. KGaA	62,100	5,009,276
Linde AG	120,400	25,036,929
ProSiebenSat.1 Media AG	405,649	13,842,738
Rheinmetall AG	123,200	13,885,377
RWE AG	221,660	5,035,255
SAP SE	227,659	24,961,730
Telefonica Deutschland Holding AG	1,674,543	9,396,968

TOTAL GERMANY		219,487,331

Hong Kong - 1.1%
China Resources Beer Holdings Co. Ltd.	2,293,333	6,209,226
CLP Holdings Ltd.	626,460	6,419,699
Dah Sing Banking Group Ltd.	3,454,000	7,587,516
Dah Sing Financial Holdings Ltd.	1,257,200	8,545,921
Power Assets Holdings Ltd.	639,700	5,539,928

TOTAL HONG KONG		34,302,290

India - 0.6%
Axis Bank Ltd.	2,335,394	18,206,490
Indonesia - 0.8%
PT Bank Danamon Indonesia Tbk Series A	33,764,000	13,035,326
PT Bank Rakyat Indonesia Tbk	9,525,000	10,802,166

TOTAL INDONESIA		23,837,492

Ireland - 2.2%
Allied Irish Banks PLC	673,820	4,049,632
Greencore Group PLC	3,149,347	8,279,885
James Hardie Industries PLC CDI	1,298,974	18,055,177
Kerry Group PLC Class A	113,100	10,866,269
Ryanair Holdings PLC sponsored ADR (b)	243,880	25,709,830

TOTAL IRELAND		66,960,793

Isle of Man - 0.1%
Paysafe Group PLC (b)	370,900	2,895,060
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	330,000	5,808,000
Italy - 1.2%
Banca Generali SpA	453,800	15,741,762
Banco di Desio e della Brianza SpA	1,750,077	5,113,124
Enel SpA	2,144,571	12,919,565
Mediaset SpA (a)(b)	914,051	3,163,168

TOTAL ITALY		36,937,619

Japan - 18.9%
AEON Financial Service Co. Ltd.	931,700	19,466,134
AEON MALL Co. Ltd.	682,740	12,153,106
Alps Electric Co. Ltd.	235,300	6,208,449
Bandai Namco Holdings, Inc.	376,000	12,898,112
Broadleaf Co. Ltd.	519,000	4,460,102
Chubu Electric Power Co., Inc.	323,800	4,019,983
Chugai Pharmaceutical Co. Ltd.	251,300	10,429,425
DaikyoNishikawa Corp.	1,083,500	17,447,696
East Japan Railway Co.	242,600	22,389,700
Fujitsu Ltd.	692,000	5,140,571
Hoya Corp.	360,400	19,457,276
Ichigo, Inc. (a)	4,377,300	14,976,765
Iida Group Holdings Co. Ltd.	446,200	7,954,474
JSR Corp.	828,500	15,741,684
Keyence Corp.	28,400	15,080,204
Komatsu Ltd.	710,500	20,211,602
Makita Corp.	654,600	26,381,791
Minebea Mitsumi, Inc.	313,600	4,905,008
Mitsubishi Motors Corp. of Japan	3,072,300	24,299,907
Nabtesco Corp.	440,400	16,359,671
Nidec Corp.	63,400	7,786,607
Nintendo Co. Ltd.	26,500	9,771,434
Nippon Paint Holdings Co. Ltd.	274,500	9,330,926
Nippon Telegraph & Telephone Corp.	308,870	14,155,455
Olympus Corp.	446,200	15,107,949
ORIX Corp.	980,000	15,802,799
Panasonic Corp.	1,548,600	22,473,248
Renesas Electronics Corp. (b)	1,014,400	11,052,250
Santen Pharmaceutical Co. Ltd.	585,000	9,217,552
SMC Corp.	87,100	30,722,053
SoftBank Corp.	280,260	22,728,049
Sony Corp.	805,200	29,953,941
Sumitomo Mitsui Financial Group, Inc.	778,700	29,895,437
Suzuki Motor Corp.	475,600	24,945,489
Tokyo Electron Ltd.	13,800	2,119,209
Tokyo Gas Co. Ltd.	187,524	4,596,234
Toto Ltd.	131,100	5,522,453
Toyota Boshoku Corp.	547,200	11,588,337
VT Holdings Co. Ltd.	1,040,500	5,954,961
Welcia Holdings Co. Ltd.	166,400	6,262,644
Yamaha Motor Co. Ltd.	520,100	15,576,423

TOTAL JAPAN		584,545,110

Mexico - 0.3%
CEMEX S.A.B. de CV sponsored ADR	1,121,356	10,181,912
Multi-National - 0.3%
HKT Trust/HKT Ltd. unit	7,342,120	8,919,648
Netherlands - 3.4%
ASML Holding NV (Netherlands)	89,178	15,238,526
ASR Nederland NV	318,400	12,736,448
Koninklijke Philips Electronics NV	887,192	36,605,520
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	422,200	24,956,635
(NY Reg.)	252,700	14,919,408

TOTAL NETHERLANDS		104,456,537

Norway - 0.6%
Aker Bp ASA	251,400	4,861,021
Statoil ASA	642,469	12,916,510

TOTAL NORWAY		17,777,531

Portugal - 0.2%
Galp Energia SGPS SA Class B	428,336	7,591,224
South Africa - 0.9%
Naspers Ltd. Class N	136,500	29,439,941
Spain - 3.0%
Atresmedia Corporacion de Medios de Comunicacion SA	1,157,400	12,160,907
CaixaBank SA	5,063,332	25,415,410
Endesa SA	197,540	4,453,488
Gas Natural SDG SA (a)	213,170	4,718,942
Grifols SA ADR	543,650	11,900,499
Iberdrola SA	1,516,483	11,779,201
Masmovil Ibercom SA (b)	78,536	5,965,651
Merlin Properties Socimi SA	1,189,400	16,475,412

TOTAL SPAIN		92,869,510

Sweden - 2.6%
Com Hem Holding AB	755,800	10,801,252
Essity AB Class B	340,400	9,261,334
HEXPOL AB (B Shares)	692,800	7,289,587
Lundin Petroleum AB	243,173	5,320,314
Nordea Bank AB	1,886,000	25,563,776
Rezidor Hotel Group AB	3,678,150	14,766,971
Telefonaktiebolaget LM Ericsson (B Shares)	1,101,600	6,350,822

TOTAL SWEDEN		79,354,056

Switzerland - 6.0%
ABB Ltd. (Reg.)	831,520	20,561,820
Credit Suisse Group AG	1,443,694	22,874,749
Lonza Group AG	33,000	8,655,961
Nestle SA (Reg. S)	470,228	39,471,527
Novartis AG	218,440	18,736,680
Roche Holding AG (participation certificate)	184,010	47,036,659
Zurich Insurance Group AG	97,140	29,633,042

TOTAL SWITZERLAND		186,970,438

Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	436,000	3,117,795
United Kingdom - 13.7%
Aggreko PLC	1,037,700	13,056,964
Aldermore Group PLC (b)	2,327,155	7,184,765
Aviva PLC	1,869,415	12,888,308
BP PLC	2,161,100	13,844,010
British American Tobacco PLC (United Kingdom)	390,800	24,465,552
BT Group PLC	3,122,831	11,877,673
Bunzl PLC	831,014	25,244,377
Diageo PLC	678,973	22,328,378
Essentra PLC	1,080,800	8,001,703
GlaxoSmithKline PLC	1,402,400	28,034,849
HSBC Holdings PLC (United Kingdom)	1,535,700	15,181,680
Imperial Tobacco Group PLC	168,176	7,175,330
Indivior PLC (b)	281,000	1,279,106
Informa PLC	1,543,866	13,902,205
International Personal Finance PLC	2,255,178	6,346,071
Liberty Global PLC Class A (b)	337,484	11,444,082
Melrose Industries PLC	4,166,168	11,879,911
Micro Focus International PLC	182,600	5,840,607
Mondi PLC	349,100	9,379,270
Moneysupermarket.com Group PLC	3,520,944	15,003,447
National Grid PLC	874,850	10,839,077
Prudential PLC	1,071,827	25,649,365
Rolls-Royce Holdings PLC	1,760,375	20,938,384
Royal Dutch Shell PLC:
Class A (United Kingdom)	510,602	15,431,339
Class B (United Kingdom)	386,162	11,888,431
Senior Engineering Group PLC	4,060,400	15,011,542
St. James's Place Capital PLC	644,300	9,894,128
Standard Chartered PLC:
(Hong Kong) (b)	1,478,922	14,568,468
(United Kingdom) (b)	1,549,313	15,396,205
Victrex PLC	250,900	7,971,444
Virgin Money Holdings Uk PLC	2,233,500	8,574,630
Vodafone Group PLC (b)	1,279,442	3,582,680

TOTAL UNITED KINGDOM		424,103,981

United States of America - 4.7%
Amgen, Inc.	29,600	5,518,920
Biogen, Inc. (b)	16,600	5,197,792
British American Tobacco PLC sponsored ADR	300,800	18,784,960
Cheniere Energy, Inc. (b)	148,200	6,674,928
Chevron Corp.	60,400	7,097,000
ConocoPhillips Co.	161,200	8,068,060
Constellation Brands, Inc. Class A (sub. vtg.)	15,700	3,131,365
Coty, Inc. Class A	242,300	4,005,219
Edgewell Personal Care Co. (b)	75,700	5,508,689
Energizer Holdings, Inc.	137,500	6,331,875
Enterprise Products Partners LP	257,700	6,718,239
Freeport-McMoRan, Inc. (b)	756,800	10,625,472
Molson Coors Brewing Co. Class B	130,600	10,662,184
Monster Beverage Corp. (b)	172,900	9,552,725
Philip Morris International, Inc.	59,100	6,560,691
Phillips 66 Co.	93,100	8,528,891
Post Holdings, Inc. (b)	110,000	9,709,700
ResMed, Inc.	90,000	6,926,400
Valero Energy Corp.	72,600	5,585,118

TOTAL UNITED STATES OF AMERICA		145,188,228

TOTAL COMMON STOCKS
(Cost $2,508,988,668)		2,958,975,547

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.4%
Porsche Automobil Holding SE (Germany)	189,900	12,142,356
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	3,497	6,296,994
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $12,688,203)		18,439,350
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1% to 1.06% 11/2/17 to 12/21/17(c)
(Cost $1,947,756)	1,950,000	1,947,979
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.09%(d)	110,428,421	110,450,507
Fidelity Securities Lending Cash Central Fund 1.10%(d)(e)	10,687,348	10,689,486
TOTAL MONEY MARKET FUNDS
(Cost $121,137,979)		121,139,993
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $2,644,762,606)		3,100,502,869
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,119,176)
NET ASSETS - 100%		$3,094,383,693

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	468	Dec. 2017	$46,294,560	$612,877	$612,877
TME S&P/TSX 60 Index Contracts (Canada)	29	Dec. 2017	4,270,455	182,274	182,274
TOTAL FUTURES CONTRACTS					$795,151

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,947,979.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$606,968
Fidelity Securities Lending Cash Central Fund	1,127,975
Total	$1,734,943

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$370,995,481	$305,540,248	$65,455,233	$--
Consumer Staples	297,258,817	146,903,868	150,354,949	--
Energy	203,305,245	117,520,908	85,784,337	--
Financials	702,379,896	587,339,294	115,040,602	--
Health Care	310,391,613	123,952,948	186,438,665	--
Industrials	411,983,029	370,482,825	41,500,204	--
Information Technology	143,716,616	84,276,309	59,440,307	--
Materials	236,611,877	203,941,705	32,670,172	--
Real Estate	94,416,621	94,416,621	--	--
Telecommunication Services	112,830,938	57,301,570	55,529,368	--
Utilities	93,524,764	80,605,199	12,919,565	--
Government Obligations	1,947,979	--	1,947,979	--
Money Market Funds	121,139,993	121,139,993	--	--
Total Investments in Securities:	$3,100,502,869	$2,293,421,488	$807,081,381	$--
Derivative Instruments:
Assets
Futures Contracts	$795,151	$795,151	$--	$--
Total Assets	$795,151	$795,151	$--	$--
Total Derivative Instruments:	$795,151	$795,151	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$458,084,447

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$795,151	$0
Total Equity Risk	795,151	0
Total Value of Derivatives	$795,151	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $10,144,785) — See accompanying schedule: Unaffiliated issuers (cost $2,523,624,627)	$2,979,362,876
Fidelity Central Funds (cost $121,137,979)	121,139,993
Total Investment in Securities (cost $2,644,762,606)		$3,100,502,869
Cash		12,703
Receivable for investments sold		8,962,571
Receivable for fund shares sold		503,493
Dividends receivable		14,334,669
Distributions receivable from Fidelity Central Funds		125,973
Receivable for daily variation margin on futures contracts		292,437
Other receivables		35,495
Total assets		3,124,770,210
Liabilities
Payable for investments purchased	$17,988,908
Payable for fund shares redeemed	1,512,233
Other payables and accrued expenses	198,899
Collateral on securities loaned	10,686,477
Total liabilities		30,386,517
Net Assets		$3,094,383,693
Net Assets consist of:
Paid in capital		$2,577,074,347
Undistributed net investment income		6,197,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		54,561,758
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		456,550,224
Net Assets, for 35,382,808 shares outstanding		$3,094,383,693
Net Asset Value, offering price and redemption price per share ($3,094,383,693 ÷ 35,382,808 shares)		$87.45

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$75,405,782
Interest		22,704
Income from Fidelity Central Funds		1,734,943
Income before foreign taxes withheld		77,163,429
Less foreign taxes withheld		(6,431,086)
Total income		70,732,343
Expenses
Custodian fees and expenses	$296,677
Independent directors' fees and expenses	10,058
Miscellaneous	34
Total expenses before reductions	306,769
Expense reductions	(8,327)	298,442
Net investment income (loss)		70,433,901
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,629,864
Fidelity Central Funds	812
Foreign currency transactions	309,140
Futures contracts	6,101,020
Total net realized gain (loss)		68,040,836
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $189,366)	346,267,464
Fidelity Central Funds	(8,909)
Assets and liabilities in foreign currencies	333,642
Futures contracts	777,244
Total change in net unrealized appreciation (depreciation)		347,369,441
Net gain (loss)		415,410,277
Net increase (decrease) in net assets resulting from operations		$485,844,178

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,433,901	$60,371,813
Net realized gain (loss)	68,040,836	(64,615,316)
Change in net unrealized appreciation (depreciation)	347,369,441	144,948,931
Net increase (decrease) in net assets resulting from operations	485,844,178	140,705,428
Distributions to shareholders from net investment income	(64,190,380)	(56,453,703)
Distributions to shareholders from net realized gain	(961,276)	–
Total distributions	(65,151,656)	(56,453,703)
Affiliated share transactions
Proceeds from sales of shares	664,808,819	125,593,399
Reinvestment of distributions	65,151,250	56,453,296
Cost of shares redeemed	(194,564,633)	(232,934,866)
Net increase (decrease) in net assets resulting from share transactions	535,395,436	(50,888,171)
Total increase (decrease) in net assets	956,087,958	33,363,554
Net Assets
Beginning of period	2,138,295,735	2,104,932,181
End of period	$3,094,383,693	$2,138,295,735
Other Information
Undistributed net investment income end of period	$6,197,364	$–
Shares
Sold	8,530,285	1,702,941
Issued in reinvestment of distributions	809,722	760,600
Redeemed	(2,481,498)	(3,189,303)
Net increase (decrease)	6,858,509	(725,762)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$74.96	$71.96	$79.13	$78.06	$65.60
Income from Investment Operations
Net investment income (loss)A	2.18	2.09	2.13	2.74B	2.04
Net realized and unrealized gain (loss)	12.27	2.87	(7.28)	.64	12.32
Total from investment operations	14.45	4.96	(5.15)	3.38	14.36
Distributions from net investment income	(1.92)	(1.96)	(2.02)	(2.31)	(1.90)
Distributions from net realized gain	(.03)	–	–	–	–
Total distributions	(1.96)C	(1.96)	(2.02)	(2.31)	(1.90)
Net asset value, end of period	$87.45	$74.96	$71.96	$79.13	$78.06
Total ReturnD	19.54%	6.95%	(6.78)%	4.24%	22.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.74%	2.87%	2.67%	3.34%B	2.83%
Supplemental Data
Net assets, end of period (000 omitted)	$3,094,384	$2,138,296	$2,104,932	$2,841,400	$2,595,878
Portfolio turnover rateG	61%	59%	81%	67%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%.

 C Total distributions of $1.96 per share is comprised of distributions from net investment income of $1.921 and distributions from net realized gain of $0.034 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment gain/(loss) and net realized gain/(loss) on investments prior to October 1, 2016. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, futures transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$499,030,906
Gross unrealized depreciation	(53,688,625)
Net unrealized appreciation (depreciation)	$445,342,281
Tax Cost	$2,655,160,588

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$53,435,578
Undistributed long-term capital gain	$18,562,833
Net unrealized appreciation (depreciation) on securities and other investments	$445,405,619

The tax character of distributions paid was as follows:

	September 30, 2017	September 30, 2016
Ordinary Income	$65,151,656	$ -
Total	$65,151,656	$ -

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,101,020 and a change in net unrealized appreciation (depreciation) of $777,244 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,989,616,223 and $1,508,440,042, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,645 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,127,975. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $8,327.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity International Equity Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Equity Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Equity Central Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 14, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investments Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Actual	.0106%	$1,000.00	$1,129.80	$.06
Hypothetical-C		$1,000.00	$1,025.02	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $ 18,562,833, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for fund qualify for the dividends–received deduction for corporate shareholders:

November 2016	4%
December 2016	4%
February 2017	2%
March 2017	2%
April 2017	2%
May 2017	2%
June 2017	2%
July 2017	2%
August 2017	2%
September 2017	2%

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

November 2016	69%
December 2016	69%
February 2017	78%
March 2017	78%
April 2017	78%
May 2017	78%
June 2017	78%
July 2017	78%
August 2017	78%
September 2017	78%

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Fidelity® Equity Sector Central Funds Annual Report September 30, 2017

Contents

Fidelity® Consumer Discretionary Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Consumer Staples Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Energy Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Financials Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Health Care Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Industrials Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Information Technology Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Materials Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Real Estate Equity Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Telecom Services Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Fidelity® Utilities Central Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fidelity® Consumer Discretionary Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Consumer Discretionary Central Fund	15.25%	14.85%	10.26%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Consumer Discretionary Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$26,561	Fidelity® Consumer Discretionary Central Fund
$20,488	S&P 500® Index

Fidelity® Consumer Discretionary Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Katherine Shaw:  For the year, the fund gained 15.25%, modestly underperforming the 15.83% gain of the MSCI U.S. IMI Consumer Discretionary 25/50 Index, and lagging the S&P 500® to a greater degree. Despite positives, such as continuing surge in business and consumer sentiment, a decline in unemployment claims and wage growth, anemic consumer spending and fierce retail competition held the sector back. Changing consumer preferences also challenged many of the sector’s industries. An outsized stake in apparel maker and retailer L Brands was easily the fund’s largest detractor versus the sector index. The stock returned about -38% this past year, as the firm continued to struggle with declining sales after its repositioning of Victoria's Secret. Slowing mall foot traffic also weighed on the stock. A sizable underweighting in fast-food giant McDonald's (+40%) also hurt, as the stock was boosted by the company's move to feature all-day breakfast, along with a focus on better ingredients, the remodeling of its restaurants and strong growth in Japan. Conversely, our largest individual contributor was cable and internet provider Charter Communications (+35%), a big fund holding. The stock surged in July amid merger speculation.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 1, 2016, Katherine Shaw became sole Portfolio Manager of the fund, after having served as Co-Manager since October 2015.

Fidelity® Consumer Discretionary Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amazon.com, Inc.	15.4	14.7
Home Depot, Inc.	9.9	9.1
The Walt Disney Co.	6.5	8.1
Charter Communications, Inc. Class A	6.3	7.0
Comcast Corp. Class A	4.0	3.8
Dollar Tree, Inc.	3.9	1.7
Starbucks Corp.	3.8	4.6
NIKE, Inc. Class B	3.6	5.1
Ross Stores, Inc.	2.1	3.6
Tesla, Inc.	2.1	0.5
	57.6

Top Industries (% of fund's net assets)

As of September 30, 2017
Hotels, Restaurants & Leisure	23.8%
Internet & Direct Marketing Retail	19.1%
Specialty Retail	18.3%
Media	17.5%
Textiles, Apparel & Luxury Goods	5.9%
All Others*	15.4%

As of March 31, 2017
Media	21.9%
Hotels, Restaurants & Leisure	21.7%
Specialty Retail	21.6%
Internet & Direct Marketing Retail	16.3%
Textiles, Apparel & Luxury Goods	7.4%
All Others*	11.1%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Discretionary Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
Tenneco, Inc.	2,183	$132,443
Automobiles - 2.4%
Automobile Manufacturers - 2.4%
Ferrari NV	28,395	3,137,080
Tesla, Inc. (a)	98,316	33,535,588
Thor Industries, Inc.	7,900	994,689
		37,667,357
Beverages - 1.0%
Distillers & Vintners - 0.8%
Constellation Brands, Inc. Class A (sub. vtg.)	65,435	13,051,011
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	37,250	2,058,063

TOTAL BEVERAGES		15,109,074

Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	72,400	2,488,388
Distributors - 0.8%
Distributors - 0.8%
LKQ Corp. (a)	255,400	9,191,846
Pool Corp.	27,100	2,931,407
		12,123,253
Diversified Consumer Services - 0.3%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR	20,900	1,844,634
Specialized Consumer Services - 0.2%
Service Corp. International	23,900	824,550
ServiceMaster Global Holdings, Inc. (a)	51,911	2,425,801
		3,250,351

TOTAL DIVERSIFIED CONSUMER SERVICES		5,094,985

Food & Staples Retailing - 1.2%
Food Distributors - 0.8%
Performance Food Group Co. (a)	478,775	13,525,394
Hypermarkets & Super Centers - 0.4%
Costco Wholesale Corp.	36,149	5,938,919

TOTAL FOOD & STAPLES RETAILING		19,464,313

Hotels, Restaurants & Leisure - 23.8%
Casinos & Gaming - 4.1%
Caesars Entertainment Corp. (a)	48,170	643,070
Churchill Downs, Inc.	28,600	5,897,320
Eldorado Resorts, Inc. (a)	30,800	790,020
Las Vegas Sands Corp.	464,916	29,829,011
Melco Crown Entertainment Ltd. sponsored ADR	140,100	3,379,212
MGM Mirage, Inc.	512,600	16,705,634
Penn National Gaming, Inc. (a)	126,859	2,967,232
Wynn Resorts Ltd.	29,215	4,350,698
		64,562,197
Hotels, Resorts & Cruise Lines - 7.0%
Hilton Grand Vacations, Inc.	76,000	2,935,880
Hilton, Inc.	440,326	30,580,641
Marriott International, Inc. Class A	143,408	15,812,166
Marriott Vacations Worldwide Corp.	63,400	7,895,202
Royal Caribbean Cruises Ltd.	219,428	26,010,995
Wyndham Worldwide Corp.	256,600	27,048,206
		110,283,090
Leisure Facilities - 1.3%
Cedar Fair LP (depositary unit)	22,373	1,434,557
Vail Resorts, Inc.	87,878	20,046,729
		21,481,286
Restaurants - 11.4%
ARAMARK Holdings Corp.	147,900	6,006,219
Chipotle Mexican Grill, Inc. (a)	16,400	5,048,412
Darden Restaurants, Inc.	107,973	8,506,113
Dave & Buster's Entertainment, Inc. (a)	175,893	9,230,865
Del Taco Restaurants, Inc. (a)	267,640	4,105,598
Domino's Pizza, Inc.	12,120	2,406,426
Dunkin' Brands Group, Inc.	80,800	4,288,864
Jack in the Box, Inc.	114,111	11,630,193
McDonald's Corp.	176,949	27,724,369
Papa John's International, Inc.	104,216	7,615,063
Restaurant Brands International, Inc.	45,900	2,932,597
Ruth's Hospitality Group, Inc.	168,657	3,533,364
Shake Shack, Inc. Class A (a)	50,800	1,688,084
Starbucks Corp.	1,113,041	59,781,432
Texas Roadhouse, Inc. Class A	95,200	4,678,128
U.S. Foods Holding Corp. (a)	404,400	10,797,480
Wingstop, Inc.	54,044	1,796,963
Yum! Brands, Inc.	114,600	8,435,706
		180,205,876

TOTAL HOTELS, RESTAURANTS & LEISURE		376,532,449

Household Durables - 1.1%
Consumer Electronics - 0.0%
Roku, Inc. Class A	14,300	379,522
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	3,200	792,032
Homebuilding - 0.8%
Cavco Industries, Inc. (a)	600	88,530
D.R. Horton, Inc.	161,800	6,460,674
Lennar Corp. Class A	80,400	4,245,120
TRI Pointe Homes, Inc. (a)	184,200	2,543,802
		13,338,126
Household Appliances - 0.2%
Techtronic Industries Co. Ltd.	428,500	2,287,425

TOTAL HOUSEHOLD DURABLES		16,797,105

Household Products - 0.3%
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	48,517	5,138,921
Internet & Direct Marketing Retail - 19.1%
Internet & Direct Marketing Retail - 19.1%
Amazon.com, Inc. (a)	253,027	243,247,504
Boohoo.Com PLC (a)	738,400	2,092,699
Liberty Interactive Corp. QVC Group Series A (a)	452,985	10,676,856
Netflix, Inc. (a)	140,279	25,439,597
Priceline Group, Inc. (a)	11,257	20,609,541
Wayfair LLC Class A (a)	5,300	357,220
		302,423,417
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
2U, Inc. (a)	19,200	1,075,968
Alphabet, Inc. Class A (a)	7,600	7,400,272
Facebook, Inc. Class A (a)	28,962	4,948,737
		13,424,977
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Global Payments, Inc.	24,400	2,318,732
PayPal Holdings, Inc. (a)	12,700	813,181
		3,131,913
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	610,200	9,445,896
Media - 17.5%
Cable & Satellite - 10.8%
Charter Communications, Inc. Class A (a)	274,737	99,844,921
Comcast Corp. Class A	1,665,390	64,084,207
DISH Network Corp. Class A (a)	49,041	2,659,493
Naspers Ltd. Class N	18,684	4,029,713
		170,618,334
Movies & Entertainment - 6.7%
Cinemark Holdings, Inc.	38,953	1,410,488
Liberty Media Corp. Liberty Formula One Group Series C (a)	45,300	1,725,477
The Walt Disney Co.	1,051,378	103,634,329
		106,770,294

TOTAL MEDIA		277,388,628

Multiline Retail - 4.7%
General Merchandise Stores - 4.7%
B&M European Value Retail S.A.	979,781	5,088,826
Dollar General Corp.	82,380	6,676,899
Dollar Tree, Inc. (a)	707,234	61,402,056
Ollie's Bargain Outlet Holdings, Inc. (a)	17,100	793,440
		73,961,221
Personal Products - 0.2%
Personal Products - 0.2%
Herbalife Ltd. (a)	40,100	2,719,983
Real Estate Management & Development - 0.0%
Real Estate Services - 0.0%
Redfin Corp.	2,800	70,252
Specialty Retail - 18.3%
Apparel Retail - 5.2%
Burlington Stores, Inc. (a)	123,700	11,808,402
Foot Locker, Inc.	44,056	1,551,652
Inditex SA	70,533	2,659,110
L Brands, Inc.	65,100	2,708,811
Ross Stores, Inc.	525,269	33,916,619
TJX Companies, Inc.	408,690	30,132,714
		82,777,308
Automotive Retail - 2.5%
AutoZone, Inc. (a)	27,074	16,112,008
O'Reilly Automotive, Inc. (a)	111,368	23,985,326
		40,097,334
Home Improvement Retail - 10.2%
Home Depot, Inc.	956,282	156,409,484
Lowe's Companies, Inc.	55,707	4,453,218
		160,862,702
Specialty Stores - 0.4%
Ulta Beauty, Inc.	24,600	5,561,076

TOTAL SPECIALTY RETAIL		289,298,420

Technology Hardware, Storage & Peripherals - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	46,600	7,181,992
Textiles, Apparel & Luxury Goods - 5.9%
Apparel, Accessories & Luxury Goods - 2.3%
adidas AG	24,558	5,555,404
Carter's, Inc.	54,500	5,381,875
Coach, Inc.	74,300	2,992,804
G-III Apparel Group Ltd. (a)	66,863	1,940,364
LVMH Moet Hennessy - Louis Vuitton SA	20,049	5,542,290
PVH Corp.	115,100	14,509,506
		35,922,243
Footwear - 3.6%
NIKE, Inc. Class B	1,117,048	57,918,939

TOTAL TEXTILES, APPAREL & LUXURY GOODS		93,841,182

TOTAL COMMON STOCKS
(Cost $1,093,068,128)		1,563,436,169

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.09%(c)	12,574,824	12,577,339
Fidelity Securities Lending Cash Central Fund 1.10%(c)(d)	9,457,413	9,459,304
TOTAL MONEY MARKET FUNDS
(Cost $22,036,313)		22,036,643
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,115,104,441)		1,585,472,812
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(3,729,319)
NET ASSETS - 100%		$1,581,743,493

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$67,321
Fidelity Securities Lending Cash Central Fund	177,702
Total	$245,023

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,563,436,169	$1,555,234,769	$8,201,400	$--
Money Market Funds	22,036,643	22,036,643	--	--
Total Investments in Securities:	$1,585,472,812	$1,577,271,412	$8,201,400	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$4,290,916
Level 2 to Level 1	$28,660,629

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $9,444,348) — See accompanying schedule: Unaffiliated issuers (cost $1,093,068,128)	$1,563,436,169
Fidelity Central Funds (cost $22,036,313)	22,036,643
Total Investment in Securities (cost $1,115,104,441)		$1,585,472,812
Foreign currency held at value (cost $205,052)		205,012
Receivable for investments sold		9,303,849
Receivable for fund shares sold		201,840
Dividends receivable		448,890
Distributions receivable from Fidelity Central Funds		7,409
Total assets		1,595,639,812
Liabilities
Payable for investments purchased	$4,057,293
Payable for fund shares redeemed	375,579
Other payables and accrued expenses	6,897
Collateral on securities loaned	9,456,550
Total liabilities		13,896,319
Net Assets		$1,581,743,493
Net Assets consist of:
Paid in capital		$1,043,532,801
Undistributed net investment income		1,935,347
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		65,901,863
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		470,373,482
Net Assets, for 5,574,320 shares outstanding		$1,581,743,493
Net Asset Value, offering price and redemption price per share ($1,581,743,493 ÷ 5,574,320 shares)		$283.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$18,424,279
Income from Fidelity Central Funds (including $177,702 from security lending)		245,023
Total income		18,669,302
Expenses
Custodian fees and expenses	$28,130
Independent directors' fees and expenses	6,437
Interest	10,735
Miscellaneous	21
Total expenses before reductions	45,323
Expense reductions	(5,387)	39,936
Net investment income (loss)		18,629,366
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	69,570,777
Fidelity Central Funds	3,173
Foreign currency transactions	(24,566)
Total net realized gain (loss)		69,549,384
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	142,964,110
Fidelity Central Funds	(9,359)
Assets and liabilities in foreign currencies	13,667
Total change in net unrealized appreciation (depreciation)		142,968,418
Net gain (loss)		212,517,802
Net increase (decrease) in net assets resulting from operations		$231,147,168

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,629,366	$23,856,688
Net realized gain (loss)	69,549,384	(60,572,495)
Change in net unrealized appreciation (depreciation)	142,968,418	153,175,647
Net increase (decrease) in net assets resulting from operations	231,147,168	116,459,840
Distributions to shareholders from net investment income	(16,424,895)	(23,912,876)
Affiliated share transactions
Proceeds from sales of shares	139,542,270	167,822,899
Reinvestment of distributions	16,424,481	23,912,313
Cost of shares redeemed	(367,978,846)	(193,149,714)
Net increase (decrease) in net assets resulting from share transactions	(212,012,095)	(1,414,502)
Total increase (decrease) in net assets	2,710,178	91,132,462
Net Assets
Beginning of period	1,579,033,315	1,487,900,853
End of period	$1,581,743,493	$1,579,033,315
Other Information
Undistributed net investment income end of period	$1,935,347	$–
Shares
Sold	537,543	687,541
Issued in reinvestment of distributions	61,740	98,072
Redeemed	(1,372,701)	(793,764)
Net increase (decrease)	(773,418)	(8,151)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Discretionary Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$248.76	$234.10	$213.75	$196.26	$150.90
Income from Investment Operations
Net investment income (loss)A	3.14	3.75	3.36	2.23	2.00
Net realized and unrealized gain (loss)	34.62	14.67	20.24	17.43	45.30
Total from investment operations	37.76	18.42	23.60	19.66	47.30
Distributions from net investment income	(2.76)	(3.76)	(3.25)	(2.17)	(1.94)
Total distributions	(2.76)	(3.76)	(3.25)	(2.17)	(1.94)
Net asset value, end of period	$283.76	$248.76	$234.10	$213.75	$196.26
Total ReturnB	15.25%	7.91%	11.01%	10.03%	31.56%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	1.17%	1.54%	1.41%	1.06%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,581,743	$1,579,033	$1,487,901	$1,431,901	$1,340,686
Portfolio turnover rateF	40%G	27%	68%	169%G	122%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Consumer Staples Central Fund	6.23%	10.69%	9.23%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Consumer Staples Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$24,171	Fidelity® Consumer Staples Central Fund
$20,488	S&P 500® Index

Fidelity® Consumer Staples Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Robert Lee:  For the year, the fund rose 6.23%, handily outpacing the 3.94% gain of the MSCI U.S. IMI Consumer Staples 25/50 Index, which significantly underperformed the S&P 500®. Enthusiasm for consumer staples stocks continued to soften amid generally stable economic growth. The traditionally defensive sector with relatively consistent earnings has often outperformed the broader equity market when growth is slowing or declining. Versus the sector index, our decision to overweight tobacco proved positive. Our outsized stakes in Reynolds American (+42%) and Philip Morris International (+19%) were big contributors, as the stocks gained on currency headwinds from key markets. Elsewhere, cosmetics giant Estee Lauder (+24%) was another big contributor. Rising demand for luxury beauty products, particularly in emerging markets, fueled the company's strong financial results. Conversely, positioning in food retail hurt, especially the fund’s stake in Kroger, which proved our largest relative detractor. Shares of the grocer plunged nearly 20% in a single day in mid-June after the company lowered its fiscal 2017 earnings guidance. Subsequently, the stock declined along with other food retailers when Amazon.com announced it would acquire Whole Foods Market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Consumer Staples Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	14.2	11.4
Philip Morris International, Inc.	13.4	12.6
CVS Health Corp.	9.2	8.5
The Coca-Cola Co.	5.2	5.1
Kroger Co.	5.0	5.9
Colgate-Palmolive Co.	4.9	3.9
Estee Lauder Companies, Inc. Class A	4.5	4.9
Monster Beverage Corp.	3.6	3.5
Mondelez International, Inc.	3.1	2.2
Procter & Gamble Co.	2.9	2.6
	66.0

Top Industries (% of fund's net assets)

As of September 30, 2017
Tobacco	30.3%
Food & Staples Retailing	17.3%
Beverages	16.5%
Food Products	12.1%
Personal Products	10.1%
All Others*	13.7%

As of March 31, 2017
Tobacco	33.6%
Food & Staples Retailing	17.5%
Beverages	17.1%
Food Products	9.9%
Personal Products	9.9%
All Others*	12.0%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Consumer Staples Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Beverages - 16.3%
Brewers - 3.5%
Anheuser-Busch InBev SA NV	256,559	$30,668,352
China Resources Beer Holdings Co. Ltd.	1,101,210	2,981,539
Molson Coors Brewing Co. Class B	94,600	7,723,144
		41,373,035
Distillers & Vintners - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	88,766	17,704,379
Kweichow Moutai Co. Ltd. (A Shares)	40,018	3,113,433
Pernod Ricard SA	29,874	4,132,811
Wuliangye Yibin Co. Ltd. Class A	358,688	3,087,992
		28,038,615
Soft Drinks - 10.4%
Britvic PLC	524,833	5,313,252
Coca-Cola Bottling Co. Consolidated	32,487	7,009,070
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	27,849	2,147,993
Coca-Cola Icecek Sanayi A/S	178,735	1,868,141
Embotelladora Andina SA Series A sponsored ADR Series A	90,982	2,261,813
Monster Beverage Corp. (a)	780,678	43,132,460
The Coca-Cola Co.	1,366,361	61,499,909
		123,232,638

TOTAL BEVERAGES		192,644,288

Food & Staples Retailing - 17.3%
Drug Retail - 12.3%
CVS Health Corp.	1,341,603	109,099,156
Drogasil SA	131,400	3,111,630
Rite Aid Corp. (a)(b)	3,434,901	6,732,406
Walgreens Boots Alliance, Inc.	347,280	26,816,962
		145,760,154
Food Retail - 5.0%
Kroger Co.	2,921,123	58,597,727

TOTAL FOOD & STAPLES RETAILING		204,357,881

Food Products - 12.1%
Agricultural Products - 2.7%
Bunge Ltd.	462,769	32,143,935
Packaged Foods & Meats - 9.4%
Amplify Snack Brands, Inc. (a)(b)	599,564	4,250,909
Blue Buffalo Pet Products, Inc. (a)(b)	329,574	9,343,423
Dean Foods Co.	811,600	8,830,208
Mondelez International, Inc.	892,612	36,293,604
Nestle SA (Reg. S)	71,223	5,978,548
The Hain Celestial Group, Inc. (a)	176,489	7,262,522
The J.M. Smucker Co.	105,500	11,070,115
The Simply Good Foods Co.	156,100	1,827,931
TreeHouse Foods, Inc. (a)	376,273	25,484,970
		110,342,230

TOTAL FOOD PRODUCTS		142,486,165

Hotels, Restaurants & Leisure - 0.5%
Restaurants - 0.5%
U.S. Foods Holding Corp. (a)	228,108	6,090,484
Household Durables - 1.2%
Housewares & Specialties - 1.2%
Newell Brands, Inc.	344,800	14,712,616
Household Products - 9.7%
Household Products - 9.7%
Colgate-Palmolive Co.	791,020	57,625,807
Kimberly-Clark Corp.	84,024	9,887,944
Procter & Gamble Co.	373,693	33,998,589
Spectrum Brands Holdings, Inc.	128,466	13,607,119
		115,119,459
Personal Products - 10.1%
Personal Products - 10.1%
Avon Products, Inc. (a)	6,450,400	15,029,432
Coty, Inc. Class A	1,534,778	25,369,880
Edgewell Personal Care Co. (a)	77,900	5,668,783
Estee Lauder Companies, Inc. Class A	494,767	53,355,673
Herbalife Ltd. (a)(b)	108,932	7,388,858
L'Oreal SA	14,638	3,103,895
Unilever NV (Certificaten Van Aandelen) (Bearer)	105,000	6,206,648
Unilever PLC sponsored ADR (b)	49,155	2,849,024
		118,972,193
Tobacco - 30.3%
Tobacco - 30.3%
Altria Group, Inc.	468,967	29,741,887
British American Tobacco PLC sponsored ADR	2,686,230	167,755,062
ITC Ltd.	678,038	2,681,629
Philip Morris International, Inc.	1,428,553	158,583,669
		358,762,247
TOTAL COMMON STOCKS
(Cost $889,477,285)		1,153,145,333

Nonconvertible Preferred Stocks - 0.2%
Beverages - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR
(Cost $1,621,454)	440,983	2,906,078

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.09% (c)	22,057,642	22,062,054
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	20,784,464	20,788,621
TOTAL MONEY MARKET FUNDS
(Cost $42,848,501)		42,850,675
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $933,947,240)		1,198,902,086
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,819,847)
NET ASSETS - 100%		$1,183,082,239

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226,122
Fidelity Securities Lending Cash Central Fund	2,379,775
Total	$2,605,897

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,153,145,333	$1,107,187,890	$45,957,443	$--
Nonconvertible Preferred Stocks	2,906,078	2,906,078	--	--
Money Market Funds	42,850,675	42,850,675	--	--
Total Investments in Securities:	$1,198,902,086	$1,152,944,643	$45,957,443	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,625,635
Level 2 to Level 1	$13,596,965

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.9%
Bermuda	2.7%
Belgium	2.6%
Others (Individually Less Than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $19,558,919) — See accompanying schedule: Unaffiliated issuers (cost $891,098,739)	$1,156,051,411
Fidelity Central Funds (cost $42,848,501)	42,850,675
Total Investment in Securities (cost $933,947,240)		$1,198,902,086
Receivable for investments sold		654,479
Receivable for fund shares sold		77,962
Dividends receivable		5,287,857
Distributions receivable from Fidelity Central Funds		36,673
Total assets		1,204,959,057
Liabilities
Payable for investments purchased	$827,903
Payable for fund shares redeemed	247,348
Other payables and accrued expenses	10,292
Collateral on securities loaned	20,791,275
Total liabilities		21,876,818
Net Assets		$1,183,082,239
Net Assets consist of:
Paid in capital		$825,047,169
Undistributed net investment income		2,897,888
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		90,162,954
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		264,974,228
Net Assets, for 5,076,294 shares outstanding		$1,183,082,239
Net Asset Value, offering price and redemption price per share ($1,183,082,239 ÷ 5,076,294 shares)		$233.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$30,300,989
Income from Fidelity Central Funds (including $2,379,775 from security lending)		2,605,897
Total income		32,906,886
Expenses
Custodian fees and expenses	$38,957
Independent directors' fees and expenses	5,102
Interest	814
Miscellaneous	17
Total expenses before reductions	44,890
Expense reductions	(5,550)	39,340
Net investment income (loss)		32,867,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	118,467,724
Fidelity Central Funds	(7,616)
Foreign currency transactions	(57,920)
Total net realized gain (loss)		118,402,188
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $249,974)	(70,988,479)
Fidelity Central Funds	(2,039)
Assets and liabilities in foreign currencies	33,829
Total change in net unrealized appreciation (depreciation)		(70,956,689)
Net gain (loss)		47,445,499
Net increase (decrease) in net assets resulting from operations		$80,313,045

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,867,546	$29,480,460
Net realized gain (loss)	118,402,188	41,183,188
Change in net unrealized appreciation (depreciation)	(70,956,689)	101,713,579
Net increase (decrease) in net assets resulting from operations	80,313,045	172,377,227
Distributions to shareholders from net investment income	(29,842,447)	(28,718,321)
Distributions to shareholders from net realized gain	(17,679,983)	–
Total distributions	(47,522,430)	(28,718,321)
Affiliated share transactions
Proceeds from sales of shares	82,258,610	155,551,923
Reinvestment of distributions	47,521,494	28,717,765
Cost of shares redeemed	(264,262,776)	(140,925,877)
Net increase (decrease) in net assets resulting from share transactions	(134,482,672)	43,343,811
Total increase (decrease) in net assets	(101,692,057)	187,002,717
Net Assets
Beginning of period	1,284,774,296	1,097,771,579
End of period	$1,183,082,239	$1,284,774,296
Other Information
Undistributed net investment income end of period	$2,897,888	$–
Shares
Sold	370,634	706,377
Issued in reinvestment of distributions	211,946	128,022
Redeemed	(1,141,143)	(624,503)
Net increase (decrease)	(558,563)	209,896

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Consumer Staples Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$228.00	$202.36	$205.11	$181.33	$161.05
Income from Investment Operations
Net investment income (loss)A	6.10	5.30	5.31	5.20	4.77
Net realized and unrealized gain (loss)	7.65	25.50	(2.84)	23.75	20.13
Total from investment operations	13.75	30.80	2.47	28.95	24.90
Distributions from net investment income	(5.62)	(5.16)	(5.22)	(5.17)	(4.62)
Distributions from net realized gain	(3.07)	–	–	–	–
Total distributions	(8.69)	(5.16)	(5.22)	(5.17)	(4.62)
Net asset value, end of period	$233.06	$228.00	$202.36	$205.11	$181.33
Total ReturnB	6.23%	15.29%	1.07%	16.13%	15.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	- %E	.01%	.01%
Expenses net of fee waivers, if any	- %E	- %E	- %E	.01%	.01%
Expenses net of all reductions	- %E	- %E	- %E	.01%	.01%
Net investment income (loss)	2.62%	2.38%	2.45%	2.67%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,183,082	$1,284,774	$1,097,772	$1,166,861	$1,016,534
Portfolio turnover rateF	54%G	50%	65%	36%G	34%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Energy Central Fund	(5.20)%	0.80%	(0.21)%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Energy Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$9,788	Fidelity® Energy Central Fund
$20,488	S&P 500® Index

Fidelity® Energy Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager John Dowd:  For the fiscal year, the fund returned -5.20%, trailing the -1.27% result of the MSCI U.S. IMI Energy 25/50 Index, as well as the broad-based S&P 500®. Relative to the MSCI sector index, one of the primary detractors was weak security selection among U.S.-based exploration & production (E&P) companies. A sizable overweighting here also notably hurt. The biggest individual relative detractor was a sizable underweighting in integrated oil & gas company Chevron. The stock appreciated 19% this period, in part because several capital-intensive projects became operational and were perceived to contribute to future earnings growth. In addition, overweighting poor-performing E&P Pioneer Natural Resources proved disappointing because investors grew concerned about the production quality of its drilling wells in the Permian Basin of Texas. Conversely, favorable security selection in the oil & gas equipment & services industry contributed meaningfully to relative performance, led by an outsized position in Baker Hughes, which returned 15%. Lastly, it helped to have a sizable underweighting in Exxon Mobil, which saw its shares lag the sector benchmark the past 12 months.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Energy Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	7.6	7.4
EOG Resources, Inc.	7.3	6.5
Pioneer Natural Resources Co.	5.6	4.7
Diamondback Energy, Inc.	5.3	3.7
Halliburton Co.	4.5	4.0
Exxon Mobil Corp.	4.5	8.2
Phillips 66 Co.	3.1	1.7
Parsley Energy, Inc. Class A	2.9	2.0
The Williams Companies, Inc.	2.9	1.3
RSP Permian, Inc.	2.9	1.9
	46.6

Top Industries (% of fund's net assets)

As of September 30, 2017
Oil, Gas & Consumable Fuels	80.0%
Energy Equipment & Services	15.0%
Chemicals	1.9%
Electric Utilities	0.9%
Gas Utilities	0.5%
All Others*	1.7%

As of March 31, 2017
Oil, Gas & Consumable Fuels	78.8%
Energy Equipment & Services	18.5%
Chemicals	1.2%
Gas Utilities	0.3%
Diversified Financial Services	0.3%
All Others*	0.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Energy Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Chemicals - 1.9%
Commodity Chemicals - 1.9%
LG Chemical Ltd.	7,573	$2,592,406
LyondellBasell Industries NV Class A	151,450	15,001,123
		17,593,529
Electric Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	57,700	8,455,935
Energy Equipment & Services - 15.0%
Oil & Gas Drilling - 1.6%
Nabors Industries Ltd.	256,338	2,068,648
Odfjell Drilling A/S (a)	736,222	2,837,845
Shelf Drilling Ltd.	812,900	6,379,088
Trinidad Drilling Ltd. (a)	1,042,751	1,579,483
Xtreme Drilling & Coil Services Corp. (a)	1,150,300	2,018,960
		14,884,024
Oil & Gas Equipment & Services - 13.4%
Baker Hughes, a GE Co. Class A	348,336	12,756,064
C&J Energy Services, Inc.	54,800	1,642,356
Dril-Quip, Inc. (a)	163,700	7,227,355
Frank's International NV (b)	437,760	3,379,507
Halliburton Co.	926,317	42,638,372
National Oilwell Varco, Inc.	261,800	9,354,114
NCS Multistage Holdings, Inc.	206,198	4,965,248
Newpark Resources, Inc. (a)	851,558	8,515,580
Oceaneering International, Inc.	262,951	6,907,723
RigNet, Inc. (a)	266,875	4,590,250
Schlumberger Ltd.	289,052	20,164,268
Smart Sand, Inc. (b)	128,700	872,586
Tesco Corp. (a)	183,952	1,002,538
TETRA Technologies, Inc. (a)	477,900	1,366,794
Total Energy Services, Inc.	45,200	514,036
		125,896,791

TOTAL ENERGY EQUIPMENT & SERVICES		140,780,815

Gas Utilities - 0.5%
Gas Utilities - 0.5%
Indraprastha Gas Ltd.	195,344	4,402,493
Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp.	140,300	2,013,305
Oil, Gas & Consumable Fuels - 80.0%
Integrated Oil & Gas - 14.7%
Chevron Corp.	606,464	71,259,517
Exxon Mobil Corp.	518,164	42,479,085
Occidental Petroleum Corp.	242,300	15,558,083
Suncor Energy, Inc.	255,600	8,958,035
		138,254,720
Oil & Gas Exploration & Production - 51.0%
Anadarko Petroleum Corp.	200,461	9,792,520
Cabot Oil & Gas Corp.	596,800	15,964,400
Callon Petroleum Co. (a)	1,489,955	16,747,094
Centennial Resource Development, Inc.:
Class A	45,400	815,838
Class A (b)	402,500	7,232,925
Cimarex Energy Co.	204,722	23,270,750
Concho Resources, Inc. (a)	146,653	19,317,133
ConocoPhillips Co.	185,542	9,286,377
Continental Resources, Inc. (a)	461,272	17,809,712
Devon Energy Corp.	602,281	22,109,736
Diamondback Energy, Inc. (a)	509,363	49,897,199
Encana Corp.	1,450,900	17,081,724
EOG Resources, Inc.	706,301	68,327,559
Extraction Oil & Gas, Inc. (b)	424,872	6,538,780
Hess Corp.	125,565	5,887,743
Jagged Peak Energy, Inc. (b)	67,400	920,684
Marathon Oil Corp.	232,417	3,151,575
Matador Resources Co. (a)(b)	288,000	7,819,200
Murphy Oil Corp.	83,700	2,223,072
Newfield Exploration Co. (a)	701,392	20,810,301
Parsley Energy, Inc. Class A (a)	1,044,832	27,520,875
PDC Energy, Inc. (a)	226,380	11,099,411
Pioneer Natural Resources Co.	359,393	53,024,843
Range Resources Corp.	100,900	1,974,613
Resolute Energy Corp. (a)(b)	123,200	3,657,808
Ring Energy, Inc. (a)	283,494	4,107,828
RSP Permian, Inc. (a)	776,270	26,851,179
Seven Generations Energy Ltd. (a)	542,211	8,578,037
Viper Energy Partners LP	405,100	7,551,064
WPX Energy, Inc. (a)	881,100	10,132,650
		479,502,630
Oil & Gas Refining & Marketing - 6.9%
Andeavor	92,600	9,551,690
Delek U.S. Holdings, Inc.	712,320	19,040,314
Phillips 66 Co.	318,585	29,185,572
Pilipinas Shell Petroleum Corp.	1,532,330	2,047,623
Reliance Industries Ltd.	442,656	5,292,759
World Fuel Services Corp.	11,265	381,996
		65,499,954
Oil & Gas Storage & Transport - 7.4%
Cheniere Energy, Inc. (a)	125,500	5,652,520
Enterprise Products Partners LP	416,700	10,863,369
GasLog Partners LP	125,700	2,922,525
Gener8 Maritime, Inc. (a)	1,227,708	5,536,963
Golar LNG Ltd. (b)	207,500	4,691,575
Noble Midstream Partners LP	136,192	7,064,279
Noble Midstream Partners LP (c)	45,454	2,357,699
Plains GP Holdings LP Class A	102,300	2,237,301
Teekay LNG Partners LP	69,300	1,233,540
The Williams Companies, Inc.	898,004	26,949,100
		69,508,871

TOTAL OIL, GAS & CONSUMABLE FUELS		752,766,175

TOTAL COMMON STOCKS
(Cost $850,098,280)		926,012,252

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 1.09%(d)	11,438,934	11,441,222
Fidelity Securities Lending Cash Central Fund 1.10%(d)(e)	20,610,352	20,614,474
TOTAL MONEY MARKET FUNDS
(Cost $32,052,293)		32,055,696
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $882,150,573)		958,067,948
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(17,741,590)
NET ASSETS - 100%		$940,326,358

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,357,699 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,321
Fidelity Securities Lending Cash Central Fund	263,826
Total	$349,147

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
Canada	4.2%
Curacao	2.1%
Netherlands	2.0%
India	1.1%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $19,804,515) — See accompanying schedule: Unaffiliated issuers (cost $850,098,280)	$926,012,252
Fidelity Central Funds (cost $32,052,293)	32,055,696
Total Investment in Securities (cost $882,150,573)		$958,067,948
Foreign currency held at value (cost $912,602)		912,602
Receivable for investments sold		4,251,470
Receivable for fund shares sold		61,495
Dividends receivable		407,632
Distributions receivable from Fidelity Central Funds		17,372
Total assets		963,718,519
Liabilities
Payable for investments purchased	$2,126,010
Payable for fund shares redeemed	195,235
Other payables and accrued expenses	461,391
Collateral on securities loaned	20,609,525
Total liabilities		23,392,161
Net Assets		$940,326,358
Net Assets consist of:
Paid in capital		$857,585,381
Undistributed net investment income		1,976,680
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,280,285
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		75,484,012
Net Assets, for 7,953,026 shares outstanding		$940,326,358
Net Asset Value, offering price and redemption price per share ($940,326,358 ÷ 7,953,026 shares)		$118.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$11,718,220
Special dividends		10,357,130
Income from Fidelity Central Funds (including $263,826 from security lending)		349,147
Total income		22,424,497
Expenses
Custodian fees and expenses	$38,943
Independent directors' fees and expenses	3,933
Interest	1,853
Miscellaneous	13
Total expenses before reductions	44,742
Expense reductions	(3,346)	41,396
Net investment income (loss)		22,383,101
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $12,208)	28,542,911
Fidelity Central Funds	1,608
Foreign currency transactions	(35,479)
Total net realized gain (loss)		28,509,040
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $436,964)	(97,315,413)
Fidelity Central Funds	(2,623)
Assets and liabilities in foreign currencies	3,994
Total change in net unrealized appreciation (depreciation)		(97,314,042)
Net gain (loss)		(68,805,002)
Net increase (decrease) in net assets resulting from operations		$(46,421,901)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,383,101	$13,813,006
Net realized gain (loss)	28,509,040	(105,883,827)
Change in net unrealized appreciation (depreciation)	(97,314,042)	296,762,640
Net increase (decrease) in net assets resulting from operations	(46,421,901)	204,691,819
Distributions to shareholders from net investment income	(19,197,625)	(13,359,513)
Distributions to shareholders from net realized gain	(803,218)	–
Total distributions	(20,000,843)	(13,359,513)
Affiliated share transactions
Proceeds from sales of shares	150,404,019	116,296,655
Reinvestment of distributions	20,000,500	13,359,286
Cost of shares redeemed	(168,642,695)	(119,805,438)
Net increase (decrease) in net assets resulting from share transactions	1,761,824	9,850,503
Total increase (decrease) in net assets	(64,660,920)	201,182,809
Net Assets
Beginning of period	1,004,987,278	803,804,469
End of period	$940,326,358	$1,004,987,278
Other Information
Undistributed net investment income end of period	$1,976,680	$–
Shares
Sold	1,212,563	1,067,076
Issued in reinvestment of distributions	170,756	119,194
Redeemed	(1,315,136)	(1,068,144)
Net increase (decrease)	68,183	118,126

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Energy Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$127.46	$103.49	$154.78	$144.89	$123.82
Income from Investment Operations
Net investment income (loss)A	2.84B	1.72	2.32	2.37	2.25
Net realized and unrealized gain (loss)	(9.52)	23.93	(51.31)	9.87	20.98
Total from investment operations	(6.68)	25.65	(48.99)	12.24	23.23
Distributions from net investment income	(2.44)	(1.68)	(2.30)	(2.35)	(2.16)
Distributions from net realized gain	(.10)	–	–	–	–
Total distributions	(2.54)	(1.68)	(2.30)	(2.35)	(2.16)
Net asset value, end of period	$118.24	$127.46	$103.49	$154.78	$144.89
Total ReturnC	(5.20)%	25.02%	(31.92)%	8.44%	18.97%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	2.32%B	1.55%	1.80%	1.52%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$940,326	$1,004,987	$803,804	$1,106,807	$1,055,394
Portfolio turnover rateG	82%H	105%	70%	109%H	93%H

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $1.32 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Financials Central Fund	27.34%	14.67%	1.41%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Financials Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$11,500	Fidelity® Financials Central Fund
$20,488	S&P 500® Index

Fidelity® Financials Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Co-Portfolio Managers Christopher Lee and Samuel Wald:  For the year, the fund returned 27.34%, edging ahead of the 26.68% gain of the MSCI USA IMI Financials and Real Estate Linked Index and beating the S&P 500® by a wide margin. Higher short-term interest rates, the prospect of deregulation and hope for corporate tax reform lifted the sector. Shares of big U.S. banks also rallied on news that all had passed federal stress tests measuring their capital adequacy. Versus the MSCI index, our picks in the investment banking & brokerage, multi-line insurance, financials exchanges & data, regional banks and diversified banks segments helped most. Individual standouts included online broker E Trade Financial, which benefited from higher interest rates, dissipating concern around commission cuts and progress with its turnaround. CBOE Holdings, parent of the Chicago Board Options Exchange, also helped. Both the February acquisition of Kansas-based competitor Bats Global Markets and historically low market volatility helped fuel CBOE’s strong gain. By contrast, industry allocations detracted, along with picks in the consumer finance and data processing & outsourced services groups. Our underweighting in diversified bank JPMorgan Chase and lack of exposure to Morgan Stanley in the investment banking & brokerage category further hampered results, as both stocks soared. We also note that the fund's modest cash stake of about 2% of assets, on average, detracted in a strong market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Financials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	6.0	6.0
Citigroup, Inc.	5.8	5.1
Berkshire Hathaway, Inc. Class B	5.8	5.8
JPMorgan Chase & Co.	4.4	4.6
Capital One Financial Corp.	3.9	4.0
Wells Fargo & Co.	3.7	5.0
Huntington Bancshares, Inc.	3.3	3.1
TD Ameritrade Holding Corp.	3.2	1.4
E*TRADE Financial Corp.	2.9	1.8
PNC Financial Services Group, Inc.	2.7	2.4
	41.7

Top Industries (% of fund's net assets)

As of September 30, 2017
Banks	32.9%
Capital Markets	18.2%
Equity Real Estate Investment Trusts (Reits)	17.4%
Insurance	14.1%
Consumer Finance	6.0%
All Others*	11.4%

As of March 31, 2017
Banks	34.9%
Equity Real Estate Investment Trusts (Reits)	17.8%
Capital Markets	15.5%
Insurance	13.7%
Consumer Finance	6.3%
All Others*	11.8%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Financials Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Banks - 32.9%
Diversified Banks - 19.9%
Bank of America Corp.	7,150,900	$181,203,805
Citigroup, Inc.	2,431,400	176,860,036
JPMorgan Chase & Co.	1,400,000	133,714,000
Wells Fargo & Co.	2,000,000	110,300,000
		602,077,841
Regional Banks - 13.0%
Bank of the Ozarks, Inc.	400,000	19,220,000
CIT Group, Inc.	300,000	14,715,000
CoBiz, Inc.	900,000	17,676,000
East West Bancorp, Inc.	325,000	19,428,500
First Republic Bank	225,000	23,503,500
Huntington Bancshares, Inc.	7,200,000	100,512,000
PNC Financial Services Group, Inc.	600,000	80,862,000
Popular, Inc.	550,000	19,767,000
Preferred Bank, Los Angeles	150,000	9,052,500
Regions Financial Corp.	1,250,000	19,037,500
Signature Bank (a)	175,000	22,407,000
SunTrust Banks, Inc.	700,000	41,839,000
SVB Financial Group (a)	40,000	7,483,600
		395,503,600

TOTAL BANKS		997,581,441

Capital Markets - 18.2%
Asset Management & Custody Banks - 5.2%
Affiliated Managers Group, Inc.	200,000	37,966,000
BlackRock, Inc. Class A	48,600	21,728,574
Invesco Ltd.	975,000	34,164,000
Northern Trust Corp.	600,000	55,158,000
State Street Corp.	100,000	9,554,000
		158,570,574
Financial Exchanges & Data - 4.0%
CBOE Holdings, Inc.	500,000	53,815,000
Deutsche Borse AG	175,000	18,968,609
IntercontinentalExchange, Inc.	700,000	48,090,000
		120,873,609
Investment Banking & Brokerage - 9.0%
E*TRADE Financial Corp. (a)	2,000,000	87,220,000
Goldman Sachs Group, Inc.	325,000	77,086,750
Investment Technology Group, Inc.	518,359	11,476,468
TD Ameritrade Holding Corp.	2,000,000	97,600,000
		273,383,218

TOTAL CAPITAL MARKETS		552,827,401

Consumer Finance - 6.0%
Consumer Finance - 6.0%
Capital One Financial Corp.	1,400,400	118,557,864
Synchrony Financial	2,000,000	62,100,000
		180,657,864
Diversified Financial Services - 5.8%
Multi-Sector Holdings - 5.8%
Berkshire Hathaway, Inc. Class B (a)	959,900	175,968,868
Equity Real Estate Investment Trusts (REITs) - 17.4%
Diversified REITs - 0.8%
American Assets Trust, Inc.	39,601	1,574,932
Gramercy Property Trust	131,200	3,968,800
Spirit Realty Capital, Inc.	636,300	5,453,091
VEREIT, Inc.	903,424	7,489,385
Washington REIT (SBI)	217,400	7,122,024
		25,608,232
Health Care REITs - 1.8%
CareTrust (REIT), Inc.	111,350	2,120,104
Healthcare Realty Trust, Inc.	355,021	11,481,379
Sabra Health Care REIT, Inc.	219,300	4,811,442
Ventas, Inc.	339,492	22,111,114
Welltower, Inc.	189,703	13,332,327
		53,856,366
Hotel & Resort REITs - 0.6%
DiamondRock Hospitality Co.	539,500	5,907,525
Host Hotels & Resorts, Inc.	232,511	4,299,128
Sunstone Hotel Investors, Inc.	494,300	7,943,401
		18,150,054
Industrial REITs - 1.5%
DCT Industrial Trust, Inc.	299,500	17,347,040
Duke Realty Corp.	430,100	12,395,482
Prologis, Inc.	120,723	7,661,082
Rexford Industrial Realty, Inc.	119,600	3,422,952
Terreno Realty Corp.	86,700	3,136,806
		43,963,362
Office REITs - 2.3%
Boston Properties, Inc.	146,589	18,012,856
Corporate Office Properties Trust (SBI)	217,000	7,124,110
Douglas Emmett, Inc.	300,900	11,861,478
Highwoods Properties, Inc. (SBI)	203,325	10,591,199
Hudson Pacific Properties, Inc.	298,140	9,996,634
SL Green Realty Corp.	108,500	10,993,220
		68,579,497
Residential REITs - 2.8%
American Homes 4 Rent Class A	400,712	8,699,458
AvalonBay Communities, Inc.	129,694	23,140,003
Colony NorthStar, Inc.	343,113	4,309,499
Education Realty Trust, Inc.	118,100	4,243,333
Equity Lifestyle Properties, Inc.	122,544	10,426,044
Equity Residential (SBI)	49,625	3,271,776
Essex Property Trust, Inc.	62,623	15,908,121
Mid-America Apartment Communities, Inc.	150,939	16,132,360
		86,130,594
Retail REITs - 2.1%
Acadia Realty Trust (SBI)	73,100	2,092,122
Agree Realty Corp.	87,573	4,298,083
Cedar Realty Trust, Inc.	250,100	1,405,562
DDR Corp.	245,683	2,250,456
General Growth Properties, Inc.	649,959	13,499,648
National Retail Properties, Inc.	190,337	7,929,439
Simon Property Group, Inc.	99,046	15,947,396
Taubman Centers, Inc.	62,825	3,122,403
Urban Edge Properties	491,185	11,847,382
		62,392,491
Specialized REITs - 5.5%
American Tower Corp.	341,088	46,619,908
Communications Sales & Leasing, Inc. (b)	108,434	1,589,642
CoreSite Realty Corp.	57,970	6,486,843
Corrections Corp. of America	224,700	6,015,219
Equinix, Inc.	69,652	31,085,688
Extra Space Storage, Inc.	213,510	17,063,719
Four Corners Property Trust, Inc.	105,200	2,621,584
Gaming & Leisure Properties	138,566	5,111,700
Outfront Media, Inc.	181,328	4,565,839
Potlatch Corp.	110,708	5,646,108
Public Storage	60,474	12,940,831
Safety Income and Growth, Inc.	68,300	1,273,112
SBA Communications Corp. Class A (a)	120,991	17,428,754
Weyerhaeuser Co.	256,314	8,722,365
		167,171,312

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		525,851,908

Hotels, Restaurants & Leisure - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Marriott International, Inc. Class A	59,100	6,516,366
Insurance - 14.1%
Insurance Brokers - 1.0%
Willis Group Holdings PLC	200,000	30,846,000
Life & Health Insurance - 3.3%
MetLife, Inc.	1,100,000	57,145,000
Torchmark Corp.	541,500	43,368,735
		100,513,735
Multi-Line Insurance - 1.8%
Hartford Financial Services Group, Inc.	1,000,000	55,430,000
Property & Casualty Insurance - 6.8%
Allstate Corp.	450,000	41,359,500
Chubb Ltd.	492,300	70,177,365
FNF Group	700,000	33,222,000
The Travelers Companies, Inc.	492,300	60,316,596
		205,075,461
Reinsurance - 1.2%
Reinsurance Group of America, Inc.	253,000	35,301,090

TOTAL INSURANCE		427,166,286

IT Services - 2.1%
Data Processing & Outsourced Services - 2.1%
Visa, Inc. Class A	225,000	23,679,000
WEX, Inc. (a)	350,000	39,277,000
		62,956,000
Real Estate Management & Development - 0.7%
Real Estate Development - 0.1%
Howard Hughes Corp. (a)	35,576	4,195,478
Real Estate Operating Companies - 0.2%
The RMR Group, Inc.	27,600	1,417,260
Vonovia SE	65,200	2,774,156
		4,191,416
Real Estate Services - 0.4%
CBRE Group, Inc. (a)	352,502	13,352,776

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		21,739,670

Thrifts & Mortgage Finance - 0.8%
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp. (a)	1,158,000	14,509,740
Radian Group, Inc.	490,395	9,165,483
Washington Mutual, Inc. (a)(c)	155,200	2
		23,675,225
TOTAL COMMON STOCKS
(Cost $2,224,712,792)		2,974,941,029

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.09% (d)	45,823,555	45,832,720
Fidelity Securities Lending Cash Central Fund 1.10% (d)(e)	1,219,380	1,219,624
TOTAL MONEY MARKET FUNDS
(Cost $47,052,222)		47,052,344
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,271,765,014)		3,021,993,373
NET OTHER ASSETS (LIABILITIES) - 0.3%		8,092,524
NET ASSETS - 100%		$3,030,085,897

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$455,672
Fidelity Securities Lending Cash Central Fund	6,429
Total	$462,101

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,974,941,029	$2,974,941,027	$--	$2
Money Market Funds	47,052,344	47,052,344	--	--
Total Investments in Securities:	$3,021,993,373	$3,021,993,371	$--	$2

See accompanying notes which are an integral part of the financial statements.

Fidelity® Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $1,191,858) — See accompanying schedule: Unaffiliated issuers (cost $2,224,712,792)	$2,974,941,029
Fidelity Central Funds (cost $47,052,222)	47,052,344
Total Investment in Securities (cost $2,271,765,014)		$3,021,993,373
Receivable for investments sold		7,381,157
Receivable for fund shares sold		215,981
Dividends receivable		3,770,251
Distributions receivable from Fidelity Central Funds		54,536
Total assets		3,033,415,298
Liabilities
Payable to custodian bank	$17,744
Payable for investments purchased	1,393,216
Payable for fund shares redeemed	685,550
Other payables and accrued expenses	13,391
Collateral on securities loaned	1,219,500
Total liabilities		3,329,401
Net Assets		$3,030,085,897
Net Assets consist of:
Paid in capital		$2,097,673,908
Undistributed net investment income		6,084,142
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		176,099,350
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		750,228,497
Net Assets, for 28,552,715 shares outstanding		$3,030,085,897
Net Asset Value, offering price and redemption price per share ($3,030,085,897 ÷ 28,552,715 shares)		$106.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$48,915,197
Income from Fidelity Central Funds (including $6,429 from security lending)		462,101
Total income		49,377,298
Expenses
Custodian fees and expenses	$48,035
Independent directors' fees and expenses	11,243
Interest	628
Miscellaneous	38
Total expenses before reductions	59,944
Expense reductions	(9,536)	50,408
Net investment income (loss)		49,326,890
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	200,952,635
Fidelity Central Funds	3,894
Foreign currency transactions	25,854
Total net realized gain (loss)		200,982,383
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	427,826,434
Fidelity Central Funds	(9,556)
Assets and liabilities in foreign currencies	3,975
Total change in net unrealized appreciation (depreciation)		427,820,853
Net gain (loss)		628,803,236
Net increase (decrease) in net assets resulting from operations		$678,130,126

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,326,890	$46,307,844
Net realized gain (loss)	200,982,383	(13,282,024)
Change in net unrealized appreciation (depreciation)	427,820,853	119,841,902
Net increase (decrease) in net assets resulting from operations	678,130,126	152,867,722
Distributions to shareholders from net investment income	(43,257,778)	(43,616,969)
Distributions to shareholders from net realized gain	(3,602,990)	–
Total distributions	(46,860,768)	(43,616,969)
Affiliated share transactions
Proceeds from sales of shares	270,611,265	345,722,943
Reinvestment of distributions	46,860,360	43,616,590
Cost of shares redeemed	(462,706,324)	(255,720,898)
Net increase (decrease) in net assets resulting from share transactions	(145,234,699)	133,618,635
Total increase (decrease) in net assets	486,034,659	242,869,388
Net Assets
Beginning of period	2,544,051,238	2,301,181,850
End of period	$3,030,085,897	$2,544,051,238
Other Information
Undistributed net investment income end of period	$6,084,142	$–
Shares
Sold	2,840,660	4,203,336
Issued in reinvestment of distributions	486,452	519,116
Redeemed	(4,796,839)	(3,158,480)
Net increase (decrease)	(1,469,727)	1,563,972

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Financials Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$84.74	$80.86	$83.90	$72.85	$58.36
Income from Investment Operations
Net investment income (loss)A	1.70	1.59	1.57	1.54	1.63
Net realized and unrealized gain (loss)	21.29	3.79	(3.30)	10.84	14.22
Total from investment operations	22.99	5.38	(1.73)	12.38	15.85
Distributions from net investment income	(1.50)	(1.50)	(1.31)	(1.33)	(1.36)
Distributions from net realized gain	(.12)	–	–	–	–
Total distributions	(1.61)B	(1.50)	(1.31)	(1.33)	(1.36)
Net asset value, end of period	$106.12	$84.74	$80.86	$83.90	$72.85
Total ReturnC	27.34%	6.68%	(2.18)%	17.08%	27.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F	- %F	- %F	- %F	.01%
Expenses net of fee waivers, if any	- %F	- %F	- %F	- %F	.01%
Expenses net of all reductions	- %F	- %F	- %F	- %F	.01%
Net investment income (loss)	1.75%	1.94%	1.80%	1.92%	2.44%
Supplemental Data
Net assets, end of period (000 omitted)	$3,030,086	$2,544,051	$2,301,182	$2,387,026	$1,956,278
Portfolio turnover rateG	52%H	57%	40%	43%H	249%H

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.61 per share is comprised of distributions from net investment income of $1.495 and distributions from net realized gain of $.119 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Health Care Central Fund	15.72%	20.42%	13.79%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Health Care Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$36,411	Fidelity® Health Care Central Fund
$20,488	S&P 500® Index

Fidelity® Health Care Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Eddie Yoon:  For the year, the fund gained 15.72%, modestly underperforming the 16.35% gain of the MSCI U.S. IMI Health Care 25/50 Index, which underperformed the S&P 500®. In general, health care companies benefited from rising demand for their products and services. Nonetheless, the sector lagged the broad market, primarily due to the underperformance of pharmaceuticals stocks, which struggled amid pricing and regulatory concerns. The fund’s largest detractor versus the sector index was an overweighing in Allergan (-10%). The stock plunged on its association with Israel-based Teva Pharmaceuticals Industries, of which Allergan holds a roughly 10% stake. Competition for generic drugmakers weighed on shares of Teva, which, in turn, hurt Allergan. In September, a Texas district court ruled Allergan’s patent for its rheumatoid arthritis drug invalid. Another big detractor was Dexcom (-44%), which distributes continuous glucose monitoring systems for diabetics. The stock plunged in September after Abbott Laboratories received FDA approval for a blood sugar-monitoring system that – unlike Dexcom’s device – does not require a finger prick. Conversely, Vertex Pharmaceuticals (+74%) was by far the fund's top contributor. Vertex is focused on developing drugs to treat cystic fibrosis, and its stock surged in March and July following news of positive trial results for its combination therapies.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Health Care Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	9.5	8.6
UnitedHealth Group, Inc.	7.2	5.9
Allergan PLC	5.8	7.6
Boston Scientific Corp.	5.2	5.2
Becton, Dickinson & Co.	4.9	0.0
Cigna Corp.	3.7	2.1
Intuitive Surgical, Inc.	3.1	2.5
Biogen, Inc.	2.7	0.0
CVS Health Corp.	2.5	0.0
Medtronic PLC	2.4	7.3
	47.0

Top Industries (% of fund's net assets)

As of September 30, 2017
Biotechnology	30.1%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	18.5%
Pharmaceuticals	16.3%
Health Care Technology	4.1%
All Others*	8.7%

As of March 31, 2017
Biotechnology	28.8%
Health Care Equipment & Supplies	23.7%
Pharmaceuticals	19.8%
Health Care Providers & Services	19.7%
Health Care Technology	2.9%
All Others*	5.1%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Health Care Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Biotechnology - 30.1%
Biotechnology - 30.1%
Ablynx NV (a)(b)	720,000	$10,483,926
AC Immune SA	321,700	3,635,210
Acorda Therapeutics, Inc. (a)	439,900	10,403,635
Advanced Accelerator Applications SA sponsored ADR (a)	180,000	12,171,600
Advaxis, Inc. (a)(b)	300,000	1,254,000
Alexion Pharmaceuticals, Inc. (a)	196,000	27,496,840
Alnylam Pharmaceuticals, Inc. (a)	154,424	18,143,276
Amgen, Inc.	1,190,000	221,875,498
Amicus Therapeutics, Inc. (a)(b)	670,000	10,103,600
AnaptysBio, Inc.	200,000	6,990,000
Ascendis Pharma A/S sponsored ADR (a)	282,100	10,226,125
Audentes Therapeutics, Inc. (a)	200,000	5,602,000
BeiGene Ltd. ADR (a)	98,093	10,148,702
Biogen, Inc. (a)	200,000	62,624,000
BioMarin Pharmaceutical, Inc. (a)	240,000	22,336,800
Bioverativ, Inc.	240,000	13,696,800
bluebird bio, Inc. (a)	56,900	7,815,215
Blueprint Medicines Corp. (a)	300,000	20,901,000
Calithera Biosciences, Inc. (a)	230,000	3,622,500
Cellectis SA sponsored ADR (a)	152,600	4,341,470
Curis, Inc. (a)	900,000	1,341,000
Cytokinetics, Inc. (a)	280,000	4,060,000
CytomX Therapeutics, Inc. (a)	96,700	1,757,039
Epizyme, Inc. (a)	420,966	8,019,402
Five Prime Therapeutics, Inc. (a)	104,687	4,282,745
Heron Therapeutics, Inc. (a)	170,550	2,754,383
Insmed, Inc. (a)	862,700	26,924,867
Intercept Pharmaceuticals, Inc. (a)(b)	80,451	4,669,376
La Jolla Pharmaceutical Co. (a)	102,000	3,547,560
Loxo Oncology, Inc. (a)	172,000	15,844,640
Neurocrine Biosciences, Inc. (a)	315,800	19,352,224
Protagonist Therapeutics, Inc. (a)(b)	309,869	5,475,385
Prothena Corp. PLC (a)	13,100	848,487
Puma Biotechnology, Inc. (a)(b)	110,000	13,172,500
Regeneron Pharmaceuticals, Inc. (a)	30,000	13,413,600
Spark Therapeutics, Inc. (a)	112,523	10,032,551
TESARO, Inc. (a)(b)	260,000	33,566,000
Vertex Pharmaceuticals, Inc. (a)	260,000	39,530,400
Xencor, Inc. (a)	347,301	7,960,139
Zai Lab Ltd. ADR (b)	52,836	1,426,572
		701,851,067
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	211,800	5,422,080
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
RPI International Holdings LP (c)(d)	41,845	5,712,889
Food & Staples Retailing - 2.5%
Drug Retail - 2.5%
CVS Health Corp.	720,000	58,550,400
Health Care Equipment & Supplies - 21.5%
Health Care Equipment - 21.5%
Atricure, Inc. (a)	535,000	11,967,950
Becton, Dickinson & Co.	587,000	115,022,650
Boston Scientific Corp. (a)	4,172,000	121,697,240
DexCom, Inc. (a)	544,000	26,615,200
Fisher & Paykel Healthcare Corp.	700,000	6,461,696
Insulet Corp. (a)	400,000	22,032,000
Integra LifeSciences Holdings Corp. (a)	440,000	22,211,200
Intuitive Surgical, Inc. (a)	68,000	71,119,840
Medtronic PLC	720,000	55,994,400
Penumbra, Inc. (a)(b)	281,600	25,428,480
Wright Medical Group NV (a)	940,000	24,317,800
		502,868,456
Health Care Providers & Services - 18.4%
Health Care Distributors & Services - 0.8%
Amplifon SpA	500,000	7,599,617
EBOS Group Ltd.	1,000,000	12,372,999
		19,972,616
Health Care Facilities - 2.1%
HCA Holdings, Inc. (a)	250,000	19,897,500
Tenet Healthcare Corp. (a)(b)	470,000	7,722,100
Universal Health Services, Inc. Class B	200,000	22,188,000
		49,807,600
Health Care Services - 2.2%
American Renal Associates Holdings, Inc. (a)	320,000	4,790,400
Premier, Inc. (a)	240,000	7,816,800
Teladoc, Inc. (a)(b)	837,889	27,776,020
United Drug PLC (United Kingdom)	900,000	10,244,970
		50,628,190
Managed Health Care - 13.3%
Aetna, Inc.	50,000	7,950,500
Cigna Corp.	455,000	85,057,700
Humana, Inc.	200,000	48,726,000
UnitedHealth Group, Inc.	860,000	168,431,000
		310,165,200

TOTAL HEALTH CARE PROVIDERS & SERVICES		430,573,606

Health Care Technology - 4.1%
Health Care Technology - 4.1%
athenahealth, Inc. (a)	200,000	24,872,000
Castlight Health, Inc. (a)	700,500	3,012,150
Castlight Health, Inc. Class B (a)(b)	317,914	1,367,030
Cerner Corp. (a)	532,600	37,985,032
Evolent Health, Inc. (a)(b)	620,000	11,036,000
HealthStream, Inc. (a)	240,000	5,608,800
Medidata Solutions, Inc. (a)	140,000	10,928,400
		94,809,412
Internet Software & Services - 0.9%
Internet Software & Services - 0.9%
Benefitfocus, Inc. (a)(b)	600,000	20,190,000
Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	320,000	20,544,000
Pharmaceuticals - 16.3%
Pharmaceuticals - 16.3%
Allergan PLC	660,000	135,267,000
Astellas Pharma, Inc.	800,000	10,182,036
AstraZeneca PLC (United Kingdom)	550,000	36,575,811
Avexis, Inc. (a)	21,400	2,070,022
Bristol-Myers Squibb Co.	500,000	31,870,000
Dechra Pharmaceuticals PLC	672,000	18,369,792
Eisai Co. Ltd.	280,000	14,372,628
Indivior PLC (a)	945,800	4,305,263
Jazz Pharmaceuticals PLC (a)	180,000	26,325,000
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,800,000	16,213,365
Mallinckrodt PLC (a)	360,000	13,453,200
Sanofi SA	280,000	27,873,070
The Medicines Company (a)(b)	345,000	12,778,800
TherapeuticsMD, Inc. (a)(b)	2,280,000	12,061,200
Theravance Biopharma, Inc. (a)(b)	409,198	14,010,940
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,800,000	5,221,391
		380,949,518
TOTAL COMMON STOCKS
(Cost $1,679,816,538)		2,221,471,428

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	3,141,184
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (c)(d)	997,101	2,583,987
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Harmony Biosciences II, Inc. Series A (c)(d)	3,606,378	3,606,378

TOTAL CONVERTIBLE PREFERRED STOCKS		9,331,549

Nonconvertible Preferred Stocks - 0.8%
Health Care Equipment & Supplies - 0.8%
Health Care Equipment - 0.8%
Sartorius AG (non-vtg.)	200,000	19,118,414
TOTAL PREFERRED STOCKS
(Cost $24,091,080)		28,449,963

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.09% (e)	74,696,201	74,711,140
Fidelity Securities Lending Cash Central Fund 1.10% (e)(f)	60,849,667	60,861,837
TOTAL MONEY MARKET FUNDS
(Cost $135,564,942)		135,572,977
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,839,472,560)		2,385,494,368
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(50,395,662)
NET ASSETS - 100%		$2,335,098,706

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,044,438 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$287,143
Fidelity Securities Lending Cash Central Fund	915,971
Total	$1,203,114

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,221,471,428	$2,141,127,622	$74,630,917	$5,712,889
Preferred Stocks	28,449,963	19,118,414	--	9,331,549
Money Market Funds	135,572,977	135,572,977	--	--
Total Investments in Securities:	$2,385,494,368	$2,295,819,013	$74,630,917	$15,044,438

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.2%
Ireland	10.4%
United Kingdom	2.6%
France	1.9%
Cayman Islands	1.1%
Japan	1.0%
Netherlands	1.0%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $60,366,727) — See accompanying schedule: Unaffiliated issuers (cost $1,703,907,618)	$2,249,921,391
Fidelity Central Funds (cost $135,564,942)	135,572,977
Total Investment in Securities (cost $1,839,472,560)		$2,385,494,368
Cash		99,382
Receivable for investments sold		17,868,033
Receivable for fund shares sold		2,551,152
Dividends receivable		1,581,715
Distributions receivable from Fidelity Central Funds		146,191
Other receivables		133,617
Total assets		2,407,874,458
Liabilities
Payable for investments purchased	$11,386,841
Payable for fund shares redeemed	521,558
Other payables and accrued expenses	18,667
Collateral on securities loaned	60,848,686
Total liabilities		72,775,752
Net Assets		$2,335,098,706
Net Assets consist of:
Paid in capital		$1,724,159,420
Undistributed net investment income		2,337,670
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		62,531,407
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		546,070,209
Net Assets, for 5,836,008 shares outstanding		$2,335,098,706
Net Asset Value, offering price and redemption price per share ($2,335,098,706 ÷ 5,836,008 shares)		$400.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$18,493,120
Income from Fidelity Central Funds (including $915,971 from security lending)		1,203,114
Total income		19,696,234
Expenses
Custodian fees and expenses	$64,707
Independent directors' fees and expenses	8,256
Interest	1,531
Miscellaneous	28
Total expenses before reductions	74,522
Expense reductions	(7,564)	66,958
Net investment income (loss)		19,629,276
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	68,824,087
Fidelity Central Funds	4,136
Foreign currency transactions	(45,112)
Total net realized gain (loss)		68,783,111
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	231,550,796
Fidelity Central Funds	(6,529)
Assets and liabilities in foreign currencies	30,545
Total change in net unrealized appreciation (depreciation)		231,574,812
Net gain (loss)		300,357,923
Net increase (decrease) in net assets resulting from operations		$319,987,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,629,276	$15,750,383
Net realized gain (loss)	68,783,111	8,080,874
Change in net unrealized appreciation (depreciation)	231,574,812	119,668,927
Net increase (decrease) in net assets resulting from operations	319,987,199	143,500,184
Distributions to shareholders from net investment income	(17,273,204)	(14,262,731)
Affiliated share transactions
Proceeds from sales of shares	320,100,993	276,507,477
Reinvestment of distributions	17,272,856	14,262,430
Cost of shares redeemed	(263,237,243)	(211,669,660)
Net increase (decrease) in net assets resulting from share transactions	74,136,606	79,100,247
Total increase (decrease) in net assets	376,850,601	208,337,700
Net Assets
Beginning of period	1,958,248,105	1,749,910,405
End of period	$2,335,098,706	$1,958,248,105
Other Information
Undistributed net investment income end of period	$2,337,670	$–
Shares
Sold	930,340	834,679
Issued in reinvestment of distributions	48,063	42,388
Redeemed	(759,261)	(626,064)
Net increase (decrease)	219,142	251,003

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Care Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$348.64	$326.12	$309.84	$222.42	$163.64
Income from Investment Operations
Net investment income (loss)A	3.39	2.85	2.36	1.34	1.73
Net realized and unrealized gain (loss)	51.07	22.25	15.99	87.35	58.70
Total from investment operations	54.46	25.10	18.35	88.69	60.43
Distributions from net investment income	(2.98)	(2.58)	(2.07)	(1.27)	(1.65)
Total distributions	(2.98)	(2.58)	(2.07)	(1.27)	(1.65)
Net asset value, end of period	$400.12	$348.64	$326.12	$309.84	$222.42
Total ReturnB	15.72%	7.73%	5.85%	39.95%	37.14%
Ratios to Average Net AssetsC,D
Expenses before reductions	- %E	- %E	- %E	.01%	.01%
Expenses net of fee waivers, if any	- %E	- %E	- %E	.01%	.01%
Expenses net of all reductions	- %E	- %E	- %E	.01%	.01%
Net investment income (loss)	.95%	.85%	.66%	.49%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$2,335,099	$1,958,248	$1,749,910	$1,806,204	$1,415,691
Portfolio turnover rateF	79%G	68%	97%	131%G	113%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Industrials Central Fund	20.91%	15.35%	9.63%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Industrials Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$25,077	Fidelity® Industrials Central Fund
$20,488	S&P 500® Index

Fidelity® Industrials Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Tobias Welo:  For the year, the fund returned 20.91%, trailing the 23.39% return of the MSCI U.S. IMI Industrials 25/50 Linked Index but outpacing the S&P 500®. Among the 11 S&P 500 sectors, industrials turned in the third-best performance this period, lifted largely by expectations of an improving U.S. economy and an increase in infrastructure spending under President Trump. Versus the MSCI sector index, the fund was particularly hampered by stock selection in the aerospace & defense and industrial machinery segments. On its own, commercial aircraft manufacturer Boeing accounted for more than 2 percentage points of relative underperformance, as we didn’t own this index component until July and therefore missed much of the stock’s 99% surge. Overweighting metalworking and power-tools distributor MSC Industrial Direct also hurt. This stock suffered a particularly sharp drop in July after the company reported a small miss on fiscal third-quarter earnings and lowered its forecast for fourth-quarter profits. Conversely, positioning in the research & consulting services segment and stock selection among airlines added value. At the stock level, the fund’s top relative contributor was an overweighted stake in heavy-equipment manufacturer Caterpillar (+45%), the fund’s second-largest holding at period end. The stock was especially strong in the second half of the period amid favorable results for the first and second quarters of 2017.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Industrials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	5.6	4.8
Caterpillar, Inc.	5.3	4.2
Honeywell International, Inc.	5.1	5.3
Northrop Grumman Corp.	4.8	4.0
General Electric Co.	4.4	9.0
Union Pacific Corp.	4.3	1.3
General Dynamics Corp.	3.9	4.3
Raytheon Co.	3.4	1.9
Fortive Corp.	2.8	2.4
AECOM	2.6	3.3
	42.2

Top Industries (% of fund's net assets)

As of September 30, 2017
Aerospace & Defense	26.2%
Machinery	24.2%
Industrial Conglomerates	10.4%
Road & Rail	9.0%
Electrical Equipment	7.3%
All Others*	22.9%

As of March 31, 2017
Aerospace & Defense	21.0%
Machinery	20.4%
Industrial Conglomerates	14.6%
Electrical Equipment	8.7%
Road & Rail	7.7%
All Others*	27.6%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Industrials Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Aerospace & Defense - 26.2%
Aerospace & Defense - 26.2%
Astronics Corp. (a)	155,533	$4,627,107
Astronics Corp. Class B	14,914	447,569
Axon Enterprise, Inc. (a)(b)	382,300	8,666,741
Elbit Systems Ltd.	50,100	7,368,708
General Dynamics Corp.	305,289	62,761,313
Huntington Ingalls Industries, Inc.	62,700	14,197,788
Northrop Grumman Corp.	267,096	76,848,861
Raytheon Co.	292,014	54,483,972
Rockwell Collins, Inc.	122,600	16,025,046
Teledyne Technologies, Inc. (a)	163,656	26,050,762
The Boeing Co.	161,900	41,156,599
TransDigm Group, Inc.	74,072	18,936,507
United Technologies Corp.	775,386	90,006,806
		421,577,779
Air Freight & Logistics - 1.3%
Air Freight & Logistics - 1.3%
XPO Logistics, Inc. (a)	316,300	21,438,814
Airlines - 2.5%
Airlines - 2.5%
Ryanair Holdings PLC sponsored ADR (a)	52,400	5,524,008
Southwest Airlines Co.	625,033	34,989,347
		40,513,355
Building Products - 3.9%
Building Products - 3.9%
A.O. Smith Corp.	366,806	21,799,281
Fortune Brands Home & Security, Inc.	265,941	17,879,213
Masco Corp.	593,500	23,152,435
		62,830,929
Commercial Services & Supplies - 3.6%
Diversified Support Services - 2.5%
Cintas Corp.	167,400	24,152,472
KAR Auction Services, Inc.	332,900	15,892,646
		40,045,118
Environmental & Facility Services - 1.1%
Waste Connection, Inc. (United States)	261,650	18,305,034

TOTAL COMMERCIAL SERVICES & SUPPLIES		58,350,152

Construction & Engineering - 4.3%
Construction & Engineering - 4.3%
AECOM (a)	1,144,335	42,122,971
Dycom Industries, Inc. (a)	111,780	9,599,666
KBR, Inc.	1,006,700	17,999,796
		69,722,433
Electrical Equipment - 7.3%
Electrical Components & Equipment - 6.6%
AMETEK, Inc.	508,417	33,575,859
Eaton Corp. PLC	354,024	27,185,503
Fortive Corp.	628,587	44,497,674
		105,259,036
Heavy Electrical Equipment - 0.7%
TPI Composites, Inc. (a)	516,777	11,544,798

TOTAL ELECTRICAL EQUIPMENT		116,803,834

Industrial Conglomerates - 10.4%
Industrial Conglomerates - 10.4%
3M Co.	72,800	15,280,720
General Electric Co.	2,894,044	69,977,984
Honeywell International, Inc.	575,412	81,558,897
		166,817,601
Machinery - 24.2%
Construction Machinery & Heavy Trucks - 11.3%
Allison Transmission Holdings, Inc.	823,946	30,922,693
Caterpillar, Inc.	687,669	85,759,201
PACCAR, Inc.	231,300	16,732,242
WABCO Holdings, Inc. (a)	247,800	36,674,400
Wabtec Corp. (b)	156,501	11,854,951
		181,943,487
Industrial Machinery - 12.9%
CIRCOR International, Inc.	34,293	1,866,568
Flowserve Corp.	269,409	11,474,129
Gardner Denver Holdings, Inc.	507,488	13,966,070
IDEX Corp.	181,206	22,011,093
Ingersoll-Rand PLC	355,062	31,660,879
Lincoln Electric Holdings, Inc.	119,500	10,955,760
Nordson Corp.	96,400	11,423,400
Parker Hannifin Corp.	168,900	29,560,878
Pentair PLC	282,015	19,165,739
Rexnord Corp. (a)	500,159	12,709,040
Snap-On, Inc.	245,158	36,530,994
Xylem, Inc.	100,200	6,275,526
		207,600,076

TOTAL MACHINERY		389,543,563

Professional Services - 2.4%
Human Resource & Employment Services - 0.7%
Robert Half International, Inc.	229,700	11,563,098
Research & Consulting Services - 1.7%
IHS Markit Ltd. (a)	593,100	26,143,848

TOTAL PROFESSIONAL SERVICES		37,706,946

Road & Rail - 9.0%
Railroads - 7.3%
Genesee & Wyoming, Inc. Class A (a)	147,900	10,946,079
Norfolk Southern Corp.	283,714	37,518,339
Union Pacific Corp.	591,800	68,631,046
		117,095,464
Trucking - 1.7%
J.B. Hunt Transport Services, Inc.	133,270	14,803,632
Old Dominion Freight Lines, Inc.	116,174	12,791,919
		27,595,551

TOTAL ROAD & RAIL		144,691,015

Trading Companies & Distributors - 2.8%
Trading Companies & Distributors - 2.8%
HD Supply Holdings, Inc. (a)	340,397	12,278,120
MSC Industrial Direct Co., Inc. Class A	79,300	5,992,701
Univar, Inc. (a)	892,243	25,812,590
		44,083,411
Water Utilities - 0.5%
Water Utilities - 0.5%
AquaVenture Holdings Ltd. (b)	637,726	8,609,301
TOTAL COMMON STOCKS
(Cost $1,210,466,132)		1,582,689,133

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.09% (c)	34,581,087	34,588,004
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	8,027,534	8,029,139
TOTAL MONEY MARKET FUNDS
(Cost $42,616,372)		42,617,143
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,253,082,504)		1,625,306,276
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(16,696,847)
NET ASSETS - 100%		$1,608,609,429

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$213,469
Fidelity Securities Lending Cash Central Fund	61,472
Total	$274,941

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $7,817,895) — See accompanying schedule: Unaffiliated issuers (cost $1,210,466,132)	$1,582,689,133
Fidelity Central Funds (cost $42,616,372)	42,617,143
Total Investment in Securities (cost $1,253,082,504)		$1,625,306,276
Receivable for investments sold		4,978,059
Receivable for fund shares sold		114,892
Dividends receivable		1,058,761
Distributions receivable from Fidelity Central Funds		35,909
Total assets		1,631,493,897
Liabilities
Payable for investments purchased	$14,483,631
Payable for fund shares redeemed	364,869
Other payables and accrued expenses	7,015
Collateral on securities loaned	8,028,953
Total liabilities		22,884,468
Net Assets		$1,608,609,429
Net Assets consist of:
Paid in capital		$1,161,388,663
Undistributed net investment income		1,871,556
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		73,122,469
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		372,226,741
Net Assets, for 5,591,767 shares outstanding		$1,608,609,429
Net Asset Value, offering price and redemption price per share ($1,608,609,429 ÷ 5,591,767 shares)		$287.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$22,954,962
Income from Fidelity Central Funds (including $61,472 from security lending)		274,941
Total income		23,229,903
Expenses
Custodian fees and expenses	$31,614
Independent directors' fees and expenses	5,928
Interest	4,929
Miscellaneous	19
Total expenses before reductions	42,490
Expense reductions	(5,526)	36,964
Net investment income (loss)		23,192,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,049,979
Fidelity Central Funds	4,996
Foreign currency transactions	8,118
Total net realized gain (loss)		88,063,093
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	172,547,466
Fidelity Central Funds	(6,659)
Assets and liabilities in foreign currencies	1,424
Total change in net unrealized appreciation (depreciation)		172,542,231
Net gain (loss)		260,605,324
Net increase (decrease) in net assets resulting from operations		$283,798,263

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,192,939	$19,769,282
Net realized gain (loss)	88,063,093	73,089,730
Change in net unrealized appreciation (depreciation)	172,542,231	112,117,715
Net increase (decrease) in net assets resulting from operations	283,798,263	204,976,727
Distributions to shareholders from net investment income	(21,372,265)	(19,855,967)
Distributions to shareholders from net realized gain	(5,046,225)	–
Total distributions	(26,418,490)	(19,855,967)
Affiliated share transactions
Proceeds from sales of shares	201,502,135	106,449,437
Reinvestment of distributions	26,417,849	19,855,492
Cost of shares redeemed	(252,925,995)	(108,854,961)
Net increase (decrease) in net assets resulting from share transactions	(25,006,011)	17,449,968
Total increase (decrease) in net assets	232,373,762	202,570,728
Net Assets
Beginning of period	1,376,235,667	1,173,664,939
End of period	$1,608,609,429	$1,376,235,667
Other Information
Undistributed net investment income end of period	$1,871,556	$–
Shares
Sold	753,811	464,554
Issued in reinvestment of distributions	100,435	84,112
Redeemed	(944,532)	(464,180)
Net increase (decrease)	(90,286)	84,486

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Industrials Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$242.21	$209.67	$216.95	$198.24	$152.47
Income from Investment Operations
Net investment income (loss)A	4.16	3.47	3.40	3.18	3.15
Net realized and unrealized gain (loss)	46.01	32.56	(7.35)	18.69	45.71
Total from investment operations	50.17	36.03	(3.95)	21.87	48.86
Distributions from net investment income	(3.85)	(3.49)	(3.33)	(3.16)	(3.09)
Distributions from net realized gain	(.86)	–	–	–	–
Total distributions	(4.71)	(3.49)	(3.33)	(3.16)	(3.09)
Net asset value, end of period	$287.67	$242.21	$209.67	$216.95	$198.24
Total ReturnB	20.91%	17.24%	(1.95)%	11.03%	32.33%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	1.56%	1.50%	1.48%	1.46%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,608,609	$1,376,236	$1,173,665	$1,301,010	$1,198,480
Portfolio turnover rateF	65%G	60%	83%	77%G	73%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Information Technology Central Fund	39.59%	20.00%	12.56%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Information Technology Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$32,656	Fidelity® Information Technology Central Fund
$20,488	S&P 500® Index

Fidelity® Information Technology Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Charlie Chai:  For the year, the fund returned 39.59%, considerably outpacing the 27.93% return of the MSCI U.S. IMI Information Technology 25/50 Index and more than doubling the gain of the S&P 500®. Among the 11 S&P 500® sectors, technology turned in the second-best performance this period, as key index groups such as tech hardware, storage & peripherals and systems software posted robust gains. Versus the MSCI sector index, positioning in semiconductor equipment, stock picking in semiconductors, and non-index exposure to education services were some key drivers of the fund’s excess gain. At the stock level, the fund’s top relative contributor was GlobalWafers, a Taiwan-based firm specializing in silicon-wafer manufacturing. In December 2016, the company completed its purchase of rival SunEdison Semiconductor. The deal added clients and capacity for GlobalWafers and gave the company greater access to clientele in South Korea and the European Union. Growing enthusiasm about this acquisition, together with tightening supply in the wafer market, enabled our out-of-index position here to roughly quadruple this period. A large non-index position in electric-vehicle maker Tesla also helped. Conversely, out-of-index exposure to DeNA, a Japan-based provider of online gaming and e-commerce services, detracted. DeNA was not held at period end. Underweighting strong-performing index heavyweight Apple also hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Information Technology Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.7	11.6
Facebook, Inc. Class A	6.4	5.3
Tesla, Inc.	4.9	3.8
Microsoft Corp.	4.5	4.3
Alphabet, Inc. Class C	4.5	5.3
Alphabet, Inc. Class A	3.9	5.1
Autodesk, Inc.	3.8	3.4
Alibaba Group Holding Ltd. sponsored ADR	2.8	0.0
NVIDIA Corp.	2.0	0.8
Cognizant Technology Solutions Corp. Class A	2.0	0.5
	44.5

Top Industries (% of fund's net assets)

As of September 30, 2017
Internet Software & Services	24.2%
Software	21.0%
Semiconductors & Semiconductor Equipment	19.6%
Technology Hardware, Storage & Peripherals	9.7%
Electronic Equipment & Components	6.0%
All Others*	19.5%

As of March 31, 2017
Internet Software & Services	22.0%
Semiconductors & Semiconductor Equipment	19.4%
Software	16.9%
Technology Hardware, Storage & Peripherals	11.6%
Electronic Equipment & Components	9.5%
All Others*	20.6%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Information Technology Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	764,600	$9,152,262
Automobiles - 4.9%
Automobile Manufacturers - 4.9%
Tesla, Inc. (a)(b)	572,370	195,235,407
Biotechnology - 0.3%
Biotechnology - 0.3%
BeiGene Ltd. ADR (b)	100,600	10,408,076
Zai Lab Ltd. ADR	32,500	877,500
		11,285,576
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd.	154,136	2,934,334
Soulbrain Co. Ltd.	64,794	3,847,625
Tokyo Ohka Kogyo Co. Ltd.	167,200	5,943,568
		12,725,527
Communications Equipment - 0.2%
Communications Equipment - 0.2%
Applied Optoelectronics, Inc. (a)(b)	94,700	6,124,249
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	387	294
Diversified Consumer Services - 1.8%
Education Services - 1.8%
China Online Education Group sponsored ADR (a)(b)	7,143	102,073
New Oriental Education & Technology Group, Inc. sponsored ADR	297,040	26,216,750
TAL Education Group ADR	1,345,278	45,349,321
		71,668,144
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	728,900	8,207,414
Electrical Equipment - 0.2%
Electrical Components & Equipment - 0.2%
Rockwell Automation, Inc.	48,100	8,571,901
Electronic Equipment & Components - 6.0%
Electronic Components - 2.2%
Genius Electronic Optical Co. Ltd. (b)	293,000	3,771,870
Largan Precision Co. Ltd.	85,000	14,916,208
Lens Technology Co. Ltd. Class A	2,465,340	10,667,800
Sunny Optical Technology Group Co. Ltd.	3,287,738	52,273,166
Universal Display Corp.	46,170	5,949,005
		87,578,049
Electronic Equipment & Instruments - 3.5%
Chroma ATE, Inc.	10,430,018	36,743,553
Cognex Corp.	189,155	20,860,013
Topcon Corp.	1,297,400	22,852,227
Trimble, Inc. (b)	1,490,800	58,513,900
		138,969,693
Technology Distributors - 0.3%
Dell Technologies, Inc. (b)	186,669	14,412,713

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		240,960,455

Health Care Equipment & Supplies - 0.2%
Health Care Supplies - 0.2%
Hoya Corp.	110,000	5,938,680
Health Care Technology - 0.4%
Health Care Technology - 0.4%
athenahealth, Inc. (b)	129,730	16,133,223
Internet & Direct Marketing Retail - 1.2%
Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. (b)	23,229	22,331,199
JD.com, Inc. sponsored ADR (b)	188,638	7,205,972
Netflix, Inc. (b)	100,300	18,189,405
		47,726,576
Internet Software & Services - 23.6%
Internet Software & Services - 23.6%
58.com, Inc. ADR (b)	457,490	28,885,919
Akamai Technologies, Inc. (b)	468,470	22,823,858
Alibaba Group Holding Ltd. sponsored ADR (b)	646,600	111,674,286
Alphabet, Inc.:
Class A (b)	161,281	157,042,535
Class C (b)	185,533	177,946,556
CoStar Group, Inc. (b)	20,900	5,606,425
Endurance International Group Holdings, Inc. (b)	1,174,780	9,633,196
Envestnet, Inc. (b)	434	22,134
Facebook, Inc. Class A (b)	1,500,675	256,420,337
GoDaddy, Inc. (b)	254,300	11,064,593
Hortonworks, Inc. (b)	220,078	3,730,322
LogMeIn, Inc.	355,143	39,083,487
NetEase, Inc. ADR	138,862	36,633,184
New Relic, Inc. (b)	239,000	11,902,200
Nutanix, Inc. Class B (c)	68,486	1,533,402
Shopify, Inc.	5,035	586,527
Shopify, Inc. Class A (b)	60,700	7,059,735
SMS Co., Ltd.	941,196	29,986,116
Tencent Holdings Ltd.	550,568	24,071,215
Twilio, Inc. Class A (b)	11,487	342,887
Xunlei Ltd. sponsored ADR (b)	1,203,088	5,113,124
ZhongAn Online P & C Insurance Co. Ltd.	205,950	1,672,836
		942,834,874
IT Services - 5.8%
Data Processing & Outsourced Services - 3.1%
Fidelity National Information Services, Inc.	141,413	13,206,560
Fiserv, Inc. (b)	64,378	8,302,187
FleetCor Technologies, Inc. (b)	133,400	20,646,318
Global Payments, Inc.	195,556	18,583,687
PayPal Holdings, Inc. (b)	941,300	60,271,439
Total System Services, Inc.	84,053	5,505,472
		126,515,663
IT Consulting & Other Services - 2.7%
Cognizant Technology Solutions Corp. Class A	1,100,449	79,826,570
DXC Technology Co.	320,800	27,550,304
		107,376,874

TOTAL IT SERVICES		233,892,537

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (b)	1,008,062	1,924,986
Machinery - 1.3%
Industrial Machinery - 1.3%
Minebea Mitsumi, Inc.	3,265,657	51,078,039
Media - 0.0%
Advertising - 0.0%
iCar Asia Ltd. (b)	3,431,964	592,247
Professional Services - 0.2%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (b)	86,205	5,232,644
Research & Consulting Services - 0.1%
ICF International, Inc. (b)	62,600	3,377,270

TOTAL PROFESSIONAL SERVICES		8,609,914

Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Relo Holdings Corp.	182,900	4,177,321
Semiconductors & Semiconductor Equipment - 19.6%
Semiconductor Equipment - 6.2%
ASM Pacific Technology Ltd. (b)	4,361,600	62,814,276
GlobalWafers Co. Ltd.	5,999,000	58,463,240
KLA-Tencor Corp.	83,000	8,798,000
Lam Research Corp.	265,587	49,144,218
Nanometrics, Inc. (b)	107,497	3,095,914
Rubicon Technology, Inc. (a)(b)	117,765	972,739
Screen Holdings Co. Ltd.	151,400	10,494,735
Siltronic AG (b)	141,451	17,553,998
Sino-American Silicon Products, Inc.	6,036,000	12,500,063
SolarEdge Technologies, Inc. (b)	109,877	3,136,988
Sumco Corp.	1,299,200	20,436,205
SunEdison, Inc. (b)	1,200	23
		247,410,399
Semiconductors - 13.4%
Acacia Communications, Inc. (a)(b)	77,300	3,640,830
Advanced Micro Devices, Inc. (a)(b)	3,001,888	38,274,072
Advanced Semiconductor Engineering, Inc.	8,301,000	10,166,155
ams AG	678,890	49,215,757
ASPEED Tech, Inc.	366,000	8,447,173
Broadcom Ltd.	196,596	47,682,394
Cavium, Inc. (b)	63,011	4,154,945
Cirrus Logic, Inc. (b)	40,052	2,135,573
Cree, Inc. (b)	814,800	22,969,212
Cypress Semiconductor Corp.	136,500	2,050,230
Global Unichip Corp.	639,000	4,049,896
Himax Technologies, Inc. sponsored ADR (a)	2,285,241	24,977,684
Inphi Corp. (a)(b)	257,329	10,213,388
M/A-COM Technology Solutions Holdings, Inc. (b)	179,265	7,997,012
Marvell Technology Group Ltd.	671,781	12,024,880
Mellanox Technologies Ltd. (b)	606,200	28,582,330
Micron Technology, Inc. (b)	1,906,283	74,974,110
Monolithic Power Systems, Inc.	155,043	16,519,832
Nanya Technology Corp.	14,692,000	41,503,098
NVIDIA Corp.	453,750	81,116,888
ON Semiconductor Corp. (b)	263,626	4,869,172
Qualcomm, Inc.	151,492	7,853,345
Renesas Electronics Corp. (b)	274,500	2,990,775
Semtech Corp. (b)	270,694	10,164,560
Silergy Corp.	216,000	4,942,548
Silicon Laboratories, Inc. (b)	53,900	4,306,610
Silicon Motion Technology Corp. sponsored ADR (a)	277,657	13,335,866
		539,158,335

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		786,568,734

Software - 21.0%
Application Software - 9.8%
Adobe Systems, Inc. (b)	142,913	21,319,761
Autodesk, Inc. (b)	1,339,544	150,377,209
Callidus Software, Inc. (b)	466,350	11,495,528
Ellie Mae, Inc. (b)	221,800	18,216,434
HubSpot, Inc. (b)	18,900	1,588,545
iFlytek Co. Ltd.	740,953	5,974,709
Intuit, Inc.	115,880	16,471,183
Parametric Technology Corp. (b)	701,400	39,474,792
Paycom Software, Inc. (b)	100	7,496
Paylocity Holding Corp. (b)	43,921	2,144,223
RealPage, Inc. (b)	16,042	640,076
Salesforce.com, Inc. (b)	516,109	48,214,903
Snap, Inc. Class A (a)(b)	896,800	13,039,472
SS&C Technologies Holdings, Inc.	243,266	9,767,130
Ultimate Software Group, Inc. (b)	184,799	35,037,890
Workday, Inc. Class A (b)	45,051	4,747,925
Zendesk, Inc. (b)	528,769	15,392,466
		393,909,742
Home Entertainment Software - 5.9%
Activision Blizzard, Inc.	1,044,059	67,352,246
Electronic Arts, Inc. (b)	551,115	65,064,637
Nintendo Co. Ltd.	160,800	59,292,324
Nintendo Co. Ltd. ADR (a)	263,484	12,107,090
Take-Two Interactive Software, Inc. (b)	297,965	30,460,962
		234,277,259
Systems Software - 5.3%
Microsoft Corp.	2,424,715	180,617,020
Tableau Software, Inc. (b)	446,806	33,461,301
		214,078,321

TOTAL SOFTWARE		842,265,322

Technology Hardware, Storage & Peripherals - 9.7%
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	2,520,583	388,472,251
Quanta Computer, Inc.	165,000	379,185
		388,851,436
TOTAL COMMON STOCKS
(Cost $2,402,408,120)		3,894,525,118

Convertible Preferred Stocks - 1.5%
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)(e)	2,771,770	15,491,589
Series B (b)(d)(e)	3,479,801	19,448,817
		34,940,406
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (b)(d)(e)	489,912	23,894,100
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,795,646)		58,834,506

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 1.09% (f)	34,274,558	34,281,413
Fidelity Securities Lending Cash Central Fund 1.10% (f)(g)	284,566,572	284,623,485
TOTAL MONEY MARKET FUNDS
(Cost $318,874,872)		318,904,898
TOTAL INVESTMENT IN SECURITIES - 106.7%
(Cost $2,751,078,638)		4,272,264,522
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(268,341,605)
NET ASSETS - 100%		$4,003,922,917

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,533,402 or 0.0% of net assets.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,834,505 or 1.5% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$227,983
Fidelity Securities Lending Cash Central Fund	1,771,412
Total	$1,999,395

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,894,525,118	$3,800,995,424	$93,529,694	$--
Convertible Preferred Stocks	58,834,506	--	--	58,834,506
Money Market Funds	318,904,898	318,904,898	--	--
Total Investments in Securities:	$4,272,264,522	$4,119,900,322	$93,529,694	$58,834,506

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$114,417,096

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$48,029,540
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	10,804,966
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$58,834,506
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$10,804,966

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.4%
Cayman Islands	12.3%
Japan	5.8%
Taiwan	4.8%
Austria	1.2%
Singapore	1.2%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $280,811,492) — See accompanying schedule: Unaffiliated issuers (cost $2,432,203,766)	$3,953,359,624
Fidelity Central Funds (cost $318,874,872)	318,904,898
Total Investment in Securities (cost $2,751,078,638)		$4,272,264,522
Cash		1,097,586
Receivable for investments sold		26,964,622
Receivable for fund shares sold		276,218
Dividends receivable		812,839
Distributions receivable from Fidelity Central Funds		220,990
Other receivables		19,255
Total assets		4,301,656,032
Liabilities
Payable for investments purchased	$8,531,782
Payable for fund shares redeemed	4,532,862
Other payables and accrued expenses	69,099
Collateral on securities loaned	284,599,372
Total liabilities		297,733,115
Net Assets		$4,003,922,917
Net Assets consist of:
Paid in capital		$2,034,806,390
Undistributed net investment income		1,533,368
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		446,395,455
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,521,187,704
Net Assets, for 8,803,227 shares outstanding		$4,003,922,917
Net Asset Value, offering price and redemption price per share ($4,003,922,917 ÷ 8,803,227 shares)		$454.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$25,181,088
Income from Fidelity Central Funds (including $1,771,412 from security lending)		1,999,395
Total income		27,180,483
Expenses
Custodian fees and expenses	$257,694
Independent directors' fees and expenses	14,489
Interest	46,864
Miscellaneous	50
Total expenses before reductions	319,097
Expense reductions	(13,748)	305,349
Net investment income (loss)		26,875,134
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	522,557,702
Fidelity Central Funds	(14,088)
Foreign currency transactions	(493,447)
Total net realized gain (loss)		522,050,167
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	713,058,877
Fidelity Central Funds	12,429
Assets and liabilities in foreign currencies	8,076
Total change in net unrealized appreciation (depreciation)		713,079,382
Net gain (loss)		1,235,129,549
Net increase (decrease) in net assets resulting from operations		$1,262,004,683

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,875,134	$24,448,307
Net realized gain (loss)	522,050,167	80,623,380
Change in net unrealized appreciation (depreciation)	713,079,382	595,231,524
Net increase (decrease) in net assets resulting from operations	1,262,004,683	700,303,211
Distributions to shareholders from net investment income	(25,333,085)	(23,265,757)
Distributions to shareholders from net realized gain	(20,739,156)	–
Total distributions	(46,072,241)	(23,265,757)
Affiliated share transactions
Proceeds from sales of shares	376,031,682	308,526,016
Reinvestment of distributions	46,071,593	23,265,435
Cost of shares redeemed	(853,394,538)	(322,057,547)
Net increase (decrease) in net assets resulting from share transactions	(431,291,263)	9,733,904
Total increase (decrease) in net assets	784,641,179	686,771,358
Net Assets
Beginning of period	3,219,281,738	2,532,510,380
End of period	$4,003,922,917	$3,219,281,738
Other Information
Undistributed net investment income end of period	$1,533,368	$–
Shares
Sold	1,106,380	1,063,038
Issued in reinvestment of distributions	132,818	78,375
Redeemed	(2,184,326)	(1,106,790)
Net increase (decrease)	(945,128)	34,623

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Information Technology Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$330.24	$260.71	$262.98	$222.50	$191.01
Income from Investment Operations
Net investment income (loss)A	2.78	2.48	2.24B	2.33	1.80
Net realized and unrealized gain (loss)	126.52	69.42	(2.37)	39.88	31.33
Total from investment operations	129.30	71.90	(.13)	42.21	33.13
Distributions from net investment income	(2.67)	(2.37)	(2.14)	(1.73)	(1.64)
Distributions from net realized gain	(2.05)	–	–	–	–
Total distributions	(4.72)	(2.37)	(2.14)	(1.73)	(1.64)
Net asset value, end of period	$454.82	$330.24	$260.71	$262.98	$222.50
Total ReturnC	39.59%	27.68%	(.11)%	19.01%	17.45%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.73%	.86%	.81%B	.94%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$4,003,923	$3,219,282	$2,532,510	$2,472,588	$1,985,824
Portfolio turnover rateF	70%G	99%	138%	179%G	157%G

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.43 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .65%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Materials Central Fund	24.05%	9.57%	7.97%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Materials Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$21,531	Fidelity® Materials Central Fund
$20,488	S&P 500® Index

Fidelity® Materials Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Tobias Welo:  For the year, the fund gained 24.05%, topping the 22.37% return of the MSCI U.S. IMI Materials 25/50 Linked Index and also outpacing the S&P 500®. Among the 11 S&P 500 sectors, materials turned in the fourth-best performance this period, lifted by expectations of an improving U.S. economy and an increase in infrastructure spending under President Trump, as well as generally favorable corporate earnings. Versus the MSCI sector index, the fund’s performance especially benefited from positioning in diversified chemicals and stock picking in construction materials. Among individual holdings, paint-pigment manufacturer Chemours was a standout, its shares more than tripling in value this period and rewarding our large overweighting there. Spun off in 2015 from DuPont, Chemours’ prospects steadily improved this period, and it raised its full-year 2017 outlook on the back of strong second-quarter results. I’ll also mention DuPont itself, which completed its long-awaited merger with Dow Chemical on the last day of August. Conversely, stock selection in the specialty chemicals and metal & glass containers segments worked against us. At the stock level, an overweighting in Graphic Packaging Holding was our largest relative detractor. This stock considerably underperformed this period, partly due to weakness in paperboard prices. Our overweighting in Ball (+2%), originally known for home canning, also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Materials Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
DowDuPont, Inc.	21.4	15.8
LyondellBasell Industries NV Class A	5.9	5.0
Sherwin-Williams Co.	4.9	2.9
Ball Corp.	4.5	4.6
WestRock Co.	4.4	6.0
Graphic Packaging Holding Co.	3.7	4.6
Newmont Mining Corp.	3.2	0.0
Eagle Materials, Inc.	3.1	3.1
Air Products & Chemicals, Inc.	3.0	3.1
Ecolab, Inc.	3.0	3.6
	57.1

Top Industries (% of fund's net assets)

As of September 30, 2017
Chemicals	62.5%
Containers & Packaging	17.3%
Metals & Mining	13.2%
Construction Materials	4.8%
Trading Companies & Distributors	1.3%
All Others*	0.9%

As of March 31, 2017
Chemicals	67.5%
Containers & Packaging	16.2%
Metals & Mining	9.8%
Construction Materials	3.1%
Trading Companies & Distributors	2.2%
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Materials Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 62.5%
Commodity Chemicals - 8.4%
LyondellBasell Industries NV Class A	282,055	$27,937,548
Tronox Ltd. Class A	241,800	5,101,980
Westlake Chemical Corp.	81,843	6,800,335
		39,839,863
Diversified Chemicals - 25.5%
DowDuPont, Inc.	1,462,150	101,224,644
Eastman Chemical Co.	105,951	9,587,506
The Chemours Co. LLC	201,136	10,179,493
		120,991,643
Fertilizers & Agricultural Chemicals - 8.9%
Agrium, Inc.	46,493	4,982,604
CF Industries Holdings, Inc.	161,715	5,685,899
FMC Corp.	97,200	8,680,932
Monsanto Co.	115,243	13,808,416
The Scotts Miracle-Gro Co. Class A	93,172	9,069,362
		42,227,213
Industrial Gases - 3.3%
Air Products & Chemicals, Inc.	93,800	14,184,436
Linde AG	5,700	1,185,303
		15,369,739
Specialty Chemicals - 16.4%
Axalta Coating Systems (a)	162,891	4,710,808
Celanese Corp. Class A	19,345	2,017,103
Ecolab, Inc.	109,354	14,064,018
Frutarom Industries Ltd.	43,000	3,307,599
Platform Specialty Products Corp. (a)	527,100	5,877,165
PPG Industries, Inc.	113,384	12,320,305
Sensient Technologies Corp.	8,800	676,896
Sherwin-Williams Co.	64,100	22,950,364
W.R. Grace & Co.	161,376	11,643,278
		77,567,536

TOTAL CHEMICALS		295,995,994

Construction Materials - 4.8%
Construction Materials - 4.8%
CRH PLC sponsored ADR	63,200	2,392,752
Eagle Materials, Inc.	138,270	14,753,409
Summit Materials, Inc.	170,100	5,448,303
		22,594,464
Containers & Packaging - 17.3%
Metal & Glass Containers - 6.5%
Aptargroup, Inc.	54,500	4,703,895
Ball Corp.	517,586	21,376,302
Berry Global Group, Inc. (a)	86,300	4,888,895
		30,969,092
Paper Packaging - 10.8%
Avery Dennison Corp.	59,100	5,811,894
Graphic Packaging Holding Co.	1,265,543	17,654,325
Packaging Corp. of America	60,100	6,892,268
WestRock Co.	368,025	20,878,058
		51,236,545

TOTAL CONTAINERS & PACKAGING		82,205,637

Metals & Mining - 13.2%
Copper - 2.4%
Freeport-McMoRan, Inc. (a)	816,900	11,469,276
Diversified Metals & Mining - 2.4%
Alcoa Corp.	114,000	5,314,680
Glencore Xstrata PLC	1,050,427	4,813,897
Ivanhoe Mines Ltd. (a)	356,100	1,133,013
		11,261,590
Gold - 4.8%
Franco-Nevada Corp.	40,330	3,124,262
Newmont Mining Corp.	403,900	15,150,289
Randgold Resources Ltd. sponsored ADR	44,692	4,364,621
		22,639,172
Steel - 3.6%
JFE Holdings, Inc.	65,800	1,285,008
Reliance Steel & Aluminum Co.	69,600	5,301,432
Steel Dynamics, Inc.	310,900	10,716,723
		17,303,163

TOTAL METALS & MINING		62,673,201

Trading Companies & Distributors - 1.3%
Trading Companies & Distributors - 1.3%
Univar, Inc. (a)	222,478	6,436,289
TOTAL COMMON STOCKS
(Cost $351,860,226)		469,905,585

Money Market Funds - 0.5%
Fidelity Cash Central Fund, 1.09% (b)
(Cost $2,266,787)	2,266,334	2,266,787
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $354,127,013)		472,172,372
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,672,835
NET ASSETS - 100%		$473,845,207

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,088
Fidelity Securities Lending Cash Central Fund	17,913
Total	$49,001

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$469,905,585	$468,720,282	$1,185,303	$--
Money Market Funds	2,266,787	2,266,787	--	--
Total Investments in Securities:	$472,172,372	$470,987,069	$1,185,303	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.2%
Netherlands	5.9%
Canada	2.1%
Bailiwick of Jersey	1.9%
Australia	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Fidelity® Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $351,860,226)	$469,905,585
Fidelity Central Funds (cost $2,266,787)	2,266,787
Total Investment in Securities (cost $354,127,013)		$472,172,372
Receivable for investments sold		7,691,623
Receivable for fund shares sold		34,986
Dividends receivable		518,656
Distributions receivable from Fidelity Central Funds		4,777
Total assets		480,422,414
Liabilities
Payable for investments purchased	$6,461,875
Payable for fund shares redeemed	111,219
Other payables and accrued expenses	4,113
Total liabilities		6,577,207
Net Assets		$473,845,207
Net Assets consist of:
Paid in capital		$331,529,130
Undistributed net investment income		779,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		23,489,813
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,046,881
Net Assets, for 1,819,578 shares outstanding		$473,845,207
Net Asset Value, offering price and redemption price per share ($473,845,207 ÷ 1,819,578 shares)		$260.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$7,802,399
Income from Fidelity Central Funds (including $17,913 from security lending)		49,001
Total income		7,851,400
Expenses
Custodian fees and expenses	$21,638
Independent directors' fees and expenses	1,734
Interest	589
Miscellaneous	6
Total expenses before reductions	23,967
Expense reductions	(1,429)	22,538
Net investment income (loss)		7,828,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,269,555
Fidelity Central Funds	917
Foreign currency transactions	(882)
Total net realized gain (loss)		25,269,590
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	62,322,234
Fidelity Central Funds	(1,312)
Assets and liabilities in foreign currencies	2,122
Total change in net unrealized appreciation (depreciation)		62,323,044
Net gain (loss)		87,592,634
Net increase (decrease) in net assets resulting from operations		$95,421,496

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,828,862	$8,528,775
Net realized gain (loss)	25,269,590	(4,603,014)
Change in net unrealized appreciation (depreciation)	62,323,044	51,767,904
Net increase (decrease) in net assets resulting from operations	95,421,496	55,693,665
Distributions to shareholders from net investment income	(7,046,584)	(8,260,090)
Affiliated share transactions
Proceeds from sales of shares	39,935,356	17,773,049
Reinvestment of distributions	7,046,096	8,259,536
Cost of shares redeemed	(62,373,158)	(31,246,284)
Net increase (decrease) in net assets resulting from share transactions	(15,391,706)	(5,213,699)
Total increase (decrease) in net assets	72,983,206	42,219,876
Net Assets
Beginning of period	400,862,001	358,642,125
End of period	$473,845,207	$400,862,001
Other Information
Undistributed net investment income end of period	$779,383	$–
Shares
Sold	176,402	87,038
Issued in reinvestment of distributions	29,792	40,322
Redeemed	(265,555)	(151,228)
Net increase (decrease)	(59,361)	(23,868)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Materials Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$213.34	$188.48	$229.95	$207.20	$180.29
Income from Investment Operations
Net investment income (loss)A	4.24	4.48	4.34	3.57	3.44B
Net realized and unrealized gain (loss)	46.66	24.73	(41.59)	22.68	26.85
Total from investment operations	50.90	29.21	(37.25)	26.25	30.29
Distributions from net investment income	(3.83)	(4.35)	(4.22)	(3.50)	(3.38)
Total distributions	(3.83)	(4.35)	(4.22)	(3.50)	(3.38)
Net asset value, end of period	$260.41	$213.34	$188.48	$229.95	$207.20
Total ReturnC	24.05%	15.62%	(16.46)%	12.70%	16.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.01%	- %F	- %F	.01%	- %F
Expenses net of fee waivers, if any	.01%	- %F	- %F	- %F	- %F
Expenses net of all reductions	.01%	- %F	- %F	- %F	- %F
Net investment income (loss)	1.80%	2.21%	1.95%	1.57%	1.79%B
Supplemental Data
Net assets, end of period (000 omitted)	$473,845	$400,862	$358,642	$482,472	$400,422
Portfolio turnover rateG	54%H	56%	72%	65%H	64%H

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.52 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Life of fundA
Fidelity® Real Estate Equity Central Fund	1.95%	6.83%

 A From November 3, 2014

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Real Estate Equity Central Fund on November 3, 2014, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$12,121	Fidelity® Real Estate Equity Central Fund
$13,284	S&P 500® Index

Fidelity® Real Estate Equity Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Co-Portfolio Manager Samuel Wald:  For the fiscal year, the fund gained 1.95%, outpacing the benchmark FTSE® NAREIT® Equity REITs Index, which gained 0.67%. The fund benefited from a combination of strong stock picking and favorable sector allocation. Stock selection was strongest in the health care and lodging/resort categories, although poor results among diversified real estate investment trusts (REITs) hurt. Meanwhile, the fund was helped by underweighting shopping center REITs and overweighting specialty REITs, even as overweighting freestanding REITs weighed on performance. On an individual basis, the fund benefited from substantial overweightings in data-center operators Coresite Realty and Equinix, both helped by growing demand for specialized facilities to store and process data. However, significantly underweighting the largest data center REIT, Digital Realty Trust, curbed our upside. Another large holding and top contributor this period was DCT Industrial Trust, which, along with other industrial REITs, continued to perform well in light of high demand fueled by e-commerce. Underexposure to Prologis, however, limited our advantage in the group. Of final note, in a continued difficult environment for brick-and-mortar retailers, lack of exposure to shopping center REIT Kimco Realty and mall REIT Macerich, both benchmark components, added value, even as overweighting mall operator Pennsylvania Real Estate Investment Trust detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Real Estate Equity Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Equinix, Inc.	6.6	5.6
AvalonBay Communities, Inc.	4.7	4.5
Ventas, Inc.	4.6	4.8
Simon Property Group, Inc.	3.9	7.3
Boston Properties, Inc.	3.7	4.6
Essex Property Trust, Inc.	3.4	3.1
DCT Industrial Trust, Inc.	3.4	3.1
Extra Space Storage, Inc.	3.3	3.4
Mid-America Apartment Communities, Inc.	3.3	3.3
Welltower, Inc.	3.0	2.0
	39.9

Top Five REIT Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Property	15.7	15.3
REITs - Apartments	15.3	14.5
REITs - Diversified	15.0	13.3
REITs - Health Care	11.9	12.3
REITs - Warehouse/Industrial	8.0	6.6

Asset Allocation (% of fund's net assets)

As of September 30, 2017
Stocks	98.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.8%

As of March 31, 2017
Stocks	98.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.4%

Fidelity® Real Estate Equity Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.4%
REITs - Apartments - 15.3%
American Homes 4 Rent Class A	103,500	$2,246,985
AvalonBay Communities, Inc.	33,850	6,039,517
Education Realty Trust, Inc.	31,000	1,113,830
Equity Residential (SBI)	23,000	1,516,390
Essex Property Trust, Inc.	16,900	4,293,107
Mid-America Apartment Communities, Inc.	39,243	4,194,292
		19,404,121
REITs - Diversified - 15.0%
Colony NorthStar, Inc.	86,704	1,089,002
Corrections Corp. of America	56,000	1,499,120
Digital Realty Trust, Inc.	1,400	165,662
Duke Realty Corp.	117,800	3,394,996
Equinix, Inc.	18,900	8,435,070
Gaming & Leisure Properties	30,000	1,106,700
Outfront Media, Inc.	51,900	1,306,842
Washington REIT (SBI)	61,800	2,024,568
		19,021,960
REITs - Health Care - 11.9%
CareTrust (REIT), Inc.	65,800	1,252,832
Healthcare Realty Trust, Inc.	85,700	2,771,538
Sabra Health Care REIT, Inc.	67,754	1,486,523
Ventas, Inc.	89,200	5,809,596
Welltower, Inc.	53,950	3,791,606
		15,112,095
REITs - Hotels - 4.1%
DiamondRock Hospitality Co.	143,000	1,565,850
Host Hotels & Resorts, Inc.	84,200	1,556,858
Sunstone Hotel Investors, Inc.	128,100	2,058,567
		5,181,275
REITs - Management/Investment - 3.9%
American Assets Trust, Inc.	18,600	739,722
American Tower Corp.	2,700	369,036
CoreSite Realty Corp.	15,476	1,731,764
National Retail Properties, Inc.	52,000	2,166,320
		5,006,842
REITs - Manufactured Homes - 2.1%
Equity Lifestyle Properties, Inc.	32,076	2,729,026
REITs - Office Property - 15.7%
Boston Properties, Inc.	38,800	4,767,744
Corporate Office Properties Trust (SBI)	59,300	1,946,819
Douglas Emmett, Inc.	75,900	2,991,978
Highwoods Properties, Inc. (SBI)	55,000	2,864,950
Hudson Pacific Properties, Inc.	76,000	2,548,280
SL Green Realty Corp.	28,900	2,928,148
VEREIT, Inc.	234,200	1,941,518
		19,989,437
REITs - Regional Malls - 7.4%
General Growth Properties, Inc.	167,300	3,474,821
Simon Property Group, Inc.	30,850	4,967,159
Taubman Centers, Inc.	18,400	914,480
		9,356,460
REITs - Shopping Centers - 3.9%
Acadia Realty Trust (SBI)	16,900	483,678
Cedar Realty Trust, Inc.	111,947	629,142
DDR Corp.	93,600	857,376
Urban Edge Properties	122,050	2,943,846
		4,914,042
REITs - Single Tenant - 2.7%
Agree Realty Corp.	25,300	1,241,724
Four Corners Property Trust, Inc.	32,300	804,916
Spirit Realty Capital, Inc.	163,300	1,399,481
		3,446,121
REITs - Storage - 6.2%
Extra Space Storage, Inc.	52,600	4,203,792
Public Storage	17,200	3,680,628
		7,884,420
REITs - Warehouse/Industrial - 8.0%
DCT Industrial Trust, Inc.	73,907	4,280,693
Gramercy Property Trust	43,666	1,320,897
Prologis, Inc.	44,100	2,798,586
Rexford Industrial Realty, Inc.	31,800	910,116
Terreno Realty Corp.	23,863	863,363
		10,173,655
Specialized REITs - 0.2%
Safety Income and Growth, Inc.	15,900	296,376

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		122,515,830

Hotels, Restaurants & Leisure - 1.3%
Hotels, Resorts & Cruise Lines - 1.3%
Marriott International, Inc. Class A	15,100	1,664,926
Real Estate Management & Development - 0.5%
Real Estate Operating Companies - 0.5%
Vonovia SE	15,000	638,226
TOTAL COMMON STOCKS
(Cost $111,964,348)		124,818,982

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.09% (a)
(Cost $1,655,939)	1,655,607	1,655,939
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $113,620,287)		126,474,921
NET OTHER ASSETS (LIABILITIES) - 0.5%		672,197
NET ASSETS - 100%		$127,147,118

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,797
Fidelity Securities Lending Cash Central Fund	815
Total	$16,612

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Real Estate Equity Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $111,964,348)	$124,818,982
Fidelity Central Funds (cost $1,655,939)	1,655,939
Total Investment in Securities (cost $113,620,287)		$126,474,921
Cash		4
Receivable for investments sold		703,175
Receivable for fund shares sold		22,126
Dividends receivable		434,354
Distributions receivable from Fidelity Central Funds		1,944
Total assets		127,636,524
Liabilities
Payable for investments purchased	$429,703
Payable for fund shares redeemed	55,748
Other payables and accrued expenses	3,955
Total liabilities		489,406
Net Assets		$127,147,118
Net Assets consist of:
Paid in capital		$110,064,810
Undistributed net investment income		581,194
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		3,646,480
Net unrealized appreciation (depreciation) on investments		12,854,634
Net Assets, for 1,126,941 shares outstanding		$127,147,118
Net Asset Value, offering price and redemption price per share ($127,147,118 ÷ 1,126,941 shares)		$112.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$3,732,747
Income from Fidelity Central Funds (including $815 from security lending)		16,612
Total income		3,749,359
Expenses
Custodian fees and expenses	$15,795
Independent directors' fees and expenses	574
Miscellaneous	2
Total expenses before reductions	16,371
Expense reductions	(489)	15,882
Net investment income (loss)		3,733,477
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,275,109
Fidelity Central Funds	92
Foreign currency transactions	379
Total net realized gain (loss)		4,275,580
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,482,769)
Fidelity Central Funds	(296)
Total change in net unrealized appreciation (depreciation)		(6,483,065)
Net gain (loss)		(2,207,485)
Net increase (decrease) in net assets resulting from operations		$1,525,992

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,733,477	$6,603,690
Net realized gain (loss)	4,275,580	5,770,345
Change in net unrealized appreciation (depreciation)	(6,483,065)	33,940,729
Net increase (decrease) in net assets resulting from operations	1,525,992	46,314,764
Distributions to shareholders from net investment income	(2,895,366)	(5,975,815)
Distributions to shareholders from net realized gain	(189,674)	–
Total distributions	(3,085,040)	(5,975,815)
Affiliated share transactions
Proceeds from sales of shares	9,269,293	9,714,965
Reinvestment of distributions	3,085,040	5,975,809
Cost of shares redeemed	(57,435,320)	(133,457,507)
Net increase (decrease) in net assets resulting from share transactions	(45,080,987)	(117,766,733)
Total increase (decrease) in net assets	(46,640,035)	(77,427,784)
Net Assets
Beginning of period	173,787,153	251,214,937
End of period	$127,147,118	$173,787,153
Other Information
Undistributed net investment income end of period	$581,194	$–
Shares
Sold	84,698	91,970
Issued in reinvestment of distributions	28,626	55,614
Redeemed	(522,285)	(1,230,554)
Net increase (decrease)	(408,961)	(1,082,970)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

Years ended September 30,	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$113.15	$95.92	$100.00
Income from Investment Operations
Net investment income (loss)B	3.00	3.03	2.53
Net realized and unrealized gain (loss)	(.91)	17.03	(4.24)
Total from investment operations	2.09	20.06	(1.71)
Distributions from net investment income	(2.29)	(2.83)	(2.37)
Distributions from net realized gain	(.12)	–	–
Total distributions	(2.42)C	(2.83)	(2.37)
Net asset value, end of period	$112.82	$113.15	$95.92
Total ReturnD,E	1.95%	21.08%	(1.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.01%	.01%	.01%H
Expenses net of fee waivers, if any	.01%	.01%	.01%H
Expenses net of all reductions	.01%	.01%	.01%H
Net investment income (loss)	2.72%	2.86%	2.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$127,147	$173,787	$251,215
Portfolio turnover rateI	64%	69%	62%H

 A For the period November 3, 2014 (commencement of operations) to September 30, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $2.42 per share is comprised of distributions from net investment income of $2.294 and distributions from net realized gain of $.124 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Telecom Services Central Fund	7.41%	10.61%	5.68%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Telecom Services Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,378	Fidelity® Telecom Services Central Fund
$20,488	S&P 500® Index

Fidelity® Telecom Services Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Matthew Drukker:  For the year, the fund returned 7.41%, outpacing the 0.97% gain of the MSCI U.S. IMI Telecommunications Services 25/50 Index, but lagging the broad-based S&P 500®. Stock selection was the primary driver of the fund’s outperformance versus the MSCI sector index, especially among wireless telecommunications services companies. Additionally, choices in the integrated telecom services segment, along with a sizable underweighting here, helped. Underweighting Latin American wireless provider NII Holdings boosted the fund’s relative performance. A weak balance sheet, lackluster subscriber trends, slim market share and high exposure to voice services hampered the stock, which returned -86% for the year. Holding a below-index stake in wireline-only company Windstream, another poor performer, also added value. Conversely, an underweighting in the strong-performing alternative carriers group, as well as a weak out-of-index holding in application software (Synchronoss Technologies), weighed on the fund’s relative result. Modestly underweighting General Communications, which provides cable and wireless services in Alaska, hurt the most. This stock rose about 80% in April after Liberty Interactive announced its agreement to buy General Communications, and tripled in value for the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Telecom Services Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	24.1	24.2
AT&T, Inc.	14.8	10.0
T-Mobile U.S., Inc.	6.8	7.8
Level 3 Communications, Inc.	4.5	4.0
Liberty Global PLC Class C	4.0	2.9
CenturyLink, Inc.	3.9	3.1
Cogent Communications Group, Inc.	3.8	3.1
General Communications, Inc. Class A	3.3	1.5
Iridium Communications, Inc.	3.2	3.2
Zayo Group Holdings, Inc.	3.0	2.3
	71.4

Top Industries (% of fund's net assets)

As of September 30, 2017
Diversified Telecommunication Services	70.8%
Wireless Telecommunication Services	15.1%
Media	8.4%
Equity Real Estate Investment Trusts (Reits)	2.6%
Internet Software & Services	1.7%
All Others*	1.4%

As of March 31, 2017
Diversified Telecommunication Services	65.6%
Wireless Telecommunication Services	17.0%
Media	8.6%
Equity Real Estate Investment Trusts (Reits)	2.6%
Internet Software & Services	1.3%
All Others*	4.9%

* Includes short-term investments and net other assets (liabilities).

Fidelity® Telecom Services Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Construction & Engineering - 0.8%
Construction & Engineering - 0.8%
Dycom Industries, Inc. (a)	36,100	$3,100,268
Diversified Telecommunication Services - 70.8%
Alternative Carriers - 19.1%
Cogent Communications Group, Inc.	293,146	14,334,839
Globalstar, Inc. (a)(b)	2,594,012	4,228,240
Iliad SA	4,635	1,231,752
Iridium Communications, Inc. (a)(b)	1,159,414	11,941,964
Level 3 Communications, Inc. (a)	321,090	17,110,886
ORBCOMM, Inc. (a)	199,667	2,090,513
Vonage Holdings Corp. (a)	1,227,441	9,991,370
Zayo Group Holdings, Inc. (a)	332,926	11,459,313
		72,388,877
Integrated Telecommunication Services - 51.7%
AT&T, Inc.	1,430,748	56,042,399
Atlantic Tele-Network, Inc.	76,610	4,037,347
CenturyLink, Inc. (b)	789,115	14,914,274
Cincinnati Bell, Inc. (a)	460,463	9,140,191
Consolidated Communications Holdings, Inc.	208,009	3,968,812
Frontier Communications Corp. (b)	221,917	2,616,401
General Communications, Inc. Class A (a)	304,872	12,435,729
Verizon Communications, Inc.	1,849,350	91,524,331
Windstream Holdings, Inc. (b)	955,227	1,690,752
		196,370,236

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		268,759,113

Equity Real Estate Investment Trusts (REITs) - 2.6%
Specialized REITs - 2.6%
American Tower Corp.	58,663	8,018,059
SBA Communications Corp. Class A (a)	11,978	1,725,431
		9,743,490
Internet Software & Services - 1.7%
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	65,400	3,186,288
Gogo, Inc. (a)(b)	277,477	3,277,003
		6,463,291
Media - 8.4%
Cable & Satellite - 8.3%
Comcast Corp. Class A	47,500	1,827,800
DISH Network Corp. Class A (a)	41,700	2,261,391
Liberty Broadband Corp. Class A (a)	83,300	7,845,194
Liberty Global PLC:
Class A (a)	35,500	1,203,805
Class C (a)	459,064	15,011,393
LiLAC Class C (a)	86,897	2,024,700
Megacable Holdings S.A.B. de CV unit	319,100	1,327,393
		31,501,676
Movies & Entertainment - 0.1%
Lions Gate Entertainment Corp. Class B	10,899	346,479

TOTAL MEDIA		31,848,155

Wireless Telecommunication Services - 15.1%
Wireless Telecommunication Services - 15.1%
Millicom International Cellular SA	21,169	1,393,344
NII Holdings, Inc. (a)	751,583	345,728
Shenandoah Telecommunications Co.	161,315	6,000,918
Sprint Corp. (a)(b)	1,314,642	10,227,915
T-Mobile U.S., Inc. (a)	421,315	25,978,283
Telephone & Data Systems, Inc.	327,280	9,127,839
U.S. Cellular Corp. (a)	117,296	4,152,278
		57,226,305
TOTAL COMMON STOCKS
(Cost $303,307,220)		377,140,622

Money Market Funds - 11.3%
Fidelity Cash Central Fund, 1.09% (c)	2,353,263	2,353,734
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	40,519,723	40,527,827
TOTAL MONEY MARKET FUNDS
(Cost $42,874,725)		42,881,561
TOTAL INVESTMENT IN SECURITIES - 110.7%
(Cost $346,181,945)		420,022,183
NET OTHER ASSETS (LIABILITIES) - (10.7)%		(40,455,385)
NET ASSETS - 100%		$379,566,798

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,867
Fidelity Securities Lending Cash Central Fund	771,674
Total	$794,541

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $38,803,673) — See accompanying schedule: Unaffiliated issuers (cost $303,307,220)	$377,140,622
Fidelity Central Funds (cost $42,874,725)	42,881,561
Total Investment in Securities (cost $346,181,945)		$420,022,183
Receivable for fund shares sold		24,151
Dividends receivable		57,827
Distributions receivable from Fidelity Central Funds		61,730
Total assets		420,165,891
Liabilities
Payable for fund shares redeemed	$76,626
Other payables and accrued expenses	2,805
Collateral on securities loaned	40,519,662
Total liabilities		40,599,093
Net Assets		$379,566,798
Net Assets consist of:
Paid in capital		$282,547,523
Undistributed net investment income		474,822
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,704,264
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		73,840,189
Net Assets, for 1,907,287 shares outstanding		$379,566,798
Net Asset Value, offering price and redemption price per share ($379,566,798 ÷ 1,907,287 shares)		$199.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$8,907,709
Interest		44,229
Income from Fidelity Central Funds (including $771,674 from security lending)		794,541
Total income		9,746,479
Expenses
Custodian fees and expenses	$19,290
Independent directors' fees and expenses	1,588
Interest	1,558
Miscellaneous	5
Total expenses before reductions	22,441
Expense reductions	(1,327)	21,114
Net investment income (loss)		9,725,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,781,257
Fidelity Central Funds	1,447
Foreign currency transactions	(19,793)
Total net realized gain (loss)		29,762,911
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(10,614,503)
Fidelity Central Funds	(86)
Assets and liabilities in foreign currencies	872
Total change in net unrealized appreciation (depreciation)		(10,613,717)
Net gain (loss)		19,149,194
Net increase (decrease) in net assets resulting from operations		$28,874,559

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,725,365	$8,613,167
Net realized gain (loss)	29,762,911	19,867,668
Change in net unrealized appreciation (depreciation)	(10,613,717)	50,711,886
Net increase (decrease) in net assets resulting from operations	28,874,559	79,192,721
Distributions to shareholders from net investment income	(9,203,456)	(8,239,224)
Distributions to shareholders from net realized gain	(3,625,582)	–
Total distributions	(12,829,038)	(8,239,224)
Affiliated share transactions
Proceeds from sales of shares	35,075,340	66,256,635
Reinvestment of distributions	12,828,118	8,238,604
Cost of shares redeemed	(68,479,567)	(38,448,443)
Net increase (decrease) in net assets resulting from share transactions	(20,576,109)	36,046,796
Total increase (decrease) in net assets	(4,530,588)	107,000,293
Net Assets
Beginning of period	384,097,386	277,097,093
End of period	$379,566,798	$384,097,386
Other Information
Undistributed net investment income end of period	$474,822	$–
Shares
Sold	181,306	383,258
Issued in reinvestment of distributions	66,434	45,809
Redeemed	(346,490)	(208,122)
Net increase (decrease)	(98,750)	220,945

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Telecom Services Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$191.47	$155.23	$163.86	$155.95	$139.95
Income from Investment Operations
Net investment income (loss)A	4.88	4.49	3.75	7.09B	4.39
Net realized and unrealized gain (loss)	9.03	36.05	(8.58)	7.91	15.88
Total from investment operations	13.91	40.54	(4.83)	15.00	20.27
Distributions from net investment income	(4.62)	(4.30)	(3.80)	(7.09)	(4.27)
Distributions from net realized gain	(1.76)	–	–	–	–
Total distributions	(6.37)C	(4.30)	(3.80)	(7.09)	(4.27)
Net asset value, end of period	$199.01	$191.47	$155.23	$163.86	$155.95
Total ReturnD	7.41%	26.33%	(3.10)%	9.75%	14.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%	.01%	- %G	.01%	.01%
Expenses net of fee waivers, if any	.01%	.01%	- %G	.01%	.01%
Expenses net of all reductions	.01%	.01%	- %G	.01%	.01%
Net investment income (loss)	2.48%	2.51%	2.24%	4.35%B	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$379,567	$384,097	$277,097	$286,592	$295,959
Portfolio turnover rateH	75%I	68%	58%	97%I	82%I

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%.

 C Total distributions of $6.37 per share is comprised of distributions from net investment income of $4.618 and distributions from net realized gain of $1.755 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Utilities Central Fund	16.66%	12.65%	7.27%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Utilities Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$20,164	Fidelity® Utilities Central Fund
$20,488	S&P 500® Index

Fidelity® Utilities Central Fund

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 18.61% for the year ending September 30, 2017. Equity markets rose sharply following the November election and continued to rally through the end of February on optimism for President Trump’s pro-business agenda. Stocks leveled off in March amid fading optimism and stalled efforts by Congress to repeal and replace the Affordable Care Act. Upward momentum soon returned and continued through period end, though markets cooled off in August as geopolitical tension escalated and uncertainty grew regarding the future of health care, tax reform and the debt ceiling. Sector-wise, financials (+36%) performed best, riding an uptick in bond yields and a surge in banks, particularly post-election. Information technology (+29%) also shined, as a handful of major index constituents posted strong returns. Industrials (+22%) was boosted by a call for increased infrastructure spending. Consumer discretionary (+15%) slightly lagged the broader market, as brick-and-mortar retailers continued to suffer from increased online competition. Energy was roughly flat for the year, due primarily to low oil prices. Consumer staples (+4%), real estate (+3%) and telecommunication services (0%) all struggled amid an improved backdrop for riskier assets that curbed demand for dividend-rich sectors.

Comments from Portfolio Manager Douglas Simmons:  For the year, the fund returned 16.65%, outpacing the 12.78% return of the MSCI U.S. IMI Utilities 25/50 Index, but lagging the broadly based S&P 500®. Stock selection in electric utilities, including the fund’s sizable position in NextEra Energy, primarily drove the fund’s outperformance of the MSCI sector index. NextEra is one of the biggest investors in wind and solar projects in North America, deriving roughly 40% of its electric capacity from wind and solar power generation. Elsewhere, a combination of solid stock picking and an overweighting in independent power producers & energy traders also helped. Here, shares of NRG Energy gained 71% for the fund this period, as the company rolled out a transformational plan to simplify its business, pay down debt and sell off assets to add value. Conversely, choices in multi-utilities dragged on the fund’s relative result. Here, a position in regulated electric and natural gas utility SCANA was the biggest individual detractor. The company has run into numerous issues in building its nuclear projects, including one in South Carolina that was cancelled due to ballooning construction costs. For the period, SCANA shares returned -31%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Utilities Central Fund

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	17.0	16.9
Sempra Energy	12.2	12.7
PG&E Corp.	8.0	8.5
Exelon Corp.	4.9	4.8
Great Plains Energy, Inc.	4.8	4.5
Avangrid, Inc.	4.6	4.9
Southern Co.	4.5	0.0
NRG Energy, Inc.	4.4	2.6
DTE Energy Co.	4.0	4.7
CenterPoint Energy, Inc.	3.5	4.1
	67.9

Top Industries (% of fund's net assets)

As of September 30, 2017
Electric Utilities	50.0%
Multi-Utilities	35.3%
Independent Power and Renewable Electricity Producers	9.7%
Oil, Gas & Consumable Fuels	2.2%
Gas Utilities	0.4%
All Others*	2.4%

As of March 31, 2017
Electric Utilities	46.6%
Multi-Utilities	38.3%
Independent Power and Renewable Electricity Producers	9.2%
Media	1.2%
Gas Utilities	1.0%
All Others*	3.7%

* Includes short-term investments and net other assets (liabilities).

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Utilities Central Fund

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Electric Utilities - 50.0%
Electric Utilities - 50.0%
Exelon Corp.	650,745	$24,513,564
FirstEnergy Corp.	483,340	14,901,372
Great Plains Energy, Inc.	797,519	24,164,826
NextEra Energy, Inc.	580,865	85,125,766
OGE Energy Corp.	287,225	10,348,717
PG&E Corp.	590,526	40,208,915
PNM Resources, Inc.	158,012	6,367,884
Southern Co.	458,500	22,530,690
Vistra Energy Corp.	659,508	12,326,205
Westar Energy, Inc.	205,519	10,193,742
		250,681,681
Equity Real Estate Investment Trusts (REITs) - 0.2%
Specialized REITs - 0.2%
InfraReit, Inc.	45,100	1,008,887
Gas Utilities - 0.4%
Gas Utilities - 0.4%
South Jersey Industries, Inc.	51,630	1,782,784
Independent Power and Renewable Electricity Producers - 9.7%
Independent Power Producers & Energy Traders - 6.7%
Dynegy, Inc. (a)	271,837	2,661,284
NRG Energy, Inc.	854,500	21,866,655
NRG Yield, Inc. Class C	153,499	2,962,531
The AES Corp.	541,500	5,967,330
		33,457,800
Renewable Electricity - 3.0%
NextEra Energy Partners LP	378,282	15,240,982

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		48,698,782

Multi-Utilities - 35.3%
Multi-Utilities - 35.3%
Avangrid, Inc.	488,153	23,148,215
Black Hills Corp. (b)	170,300	11,728,561
CenterPoint Energy, Inc.	597,178	17,443,569
Dominion Resources, Inc.	226,331	17,411,644
DTE Energy Co.	184,818	19,842,060
E.ON AG	232,101	2,631,199
Public Service Enterprise Group, Inc.	262,200	12,126,750
SCANA Corp.	237,589	11,520,691
Sempra Energy	536,654	61,248,321
		177,101,010
Oil, Gas & Consumable Fuels - 2.2%
Oil & Gas Storage & Transport - 2.2%
Cheniere Energy Partners LP Holdings LLC	214,863	5,388,764
Cheniere Energy, Inc. (a)	120,800	5,440,832
		10,829,596
TOTAL COMMON STOCKS
(Cost $382,118,600)		490,102,740

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 1.09% (c)	8,819,005	8,820,768
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	7,725,491	7,727,036
TOTAL MONEY MARKET FUNDS
(Cost $16,547,035)		16,547,804
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $398,665,635)		506,650,544
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(5,326,906)
NET ASSETS - 100%		$501,323,638

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$60,389
Fidelity Securities Lending Cash Central Fund	1,876
Total	$62,265

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$490,102,740	$487,471,541	$2,631,199	$--
Money Market Funds	16,547,804	16,547,804	--	--
Total Investments in Securities:	$506,650,544	$504,019,345	$2,631,199	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $7,520,604) — See accompanying schedule: Unaffiliated issuers (cost $382,118,600)	$490,102,740
Fidelity Central Funds (cost $16,547,035)	16,547,804
Total Investment in Securities (cost $398,665,635)		$506,650,544
Receivable for investments sold		1,252,370
Receivable for fund shares sold		34,986
Dividends receivable		1,438,071
Distributions receivable from Fidelity Central Funds		4,027
Other receivables		765
Total assets		509,380,763
Liabilities
Payable for investments purchased	$217,942
Payable for fund shares redeemed	111,219
Other payables and accrued expenses	2,064
Collateral on securities loaned	7,725,900
Total liabilities		8,057,125
Net Assets		$501,323,638
Net Assets consist of:
Paid in capital		$369,620,832
Undistributed net investment income		1,827,201
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		21,890,736
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		107,984,869
Net Assets, for 2,706,388 shares outstanding		$501,323,638
Net Asset Value, offering price and redemption price per share ($501,323,638 ÷ 2,706,388 shares)		$185.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$14,033,152
Income from Fidelity Central Funds (including $1,876 from security lending)		62,265
Total income		14,095,417
Expenses
Custodian fees and expenses	$11,312
Independent directors' fees and expenses	1,912
Interest	1,414
Miscellaneous	6
Total expenses before reductions	14,644
Expense reductions	(1,572)	13,072
Net investment income (loss)		14,082,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,803,559
Fidelity Central Funds	454
Foreign currency transactions	3,920
Total net realized gain (loss)		23,807,933
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	35,527,050
Fidelity Central Funds	564
Assets and liabilities in foreign currencies	(809)
Total change in net unrealized appreciation (depreciation)		35,526,805
Net gain (loss)		59,334,738
Net increase (decrease) in net assets resulting from operations		$73,417,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,082,345	$13,622,319
Net realized gain (loss)	23,807,933	678,956
Change in net unrealized appreciation (depreciation)	35,526,805	53,765,500
Net increase (decrease) in net assets resulting from operations	73,417,083	68,066,775
Distributions to shareholders from net investment income	(12,188,641)	(12,337,848)
Affiliated share transactions
Proceeds from sales of shares	46,589,917	40,913,282
Reinvestment of distributions	12,188,125	12,337,342
Cost of shares redeemed	(81,725,834)	(52,194,632)
Net increase (decrease) in net assets resulting from share transactions	(22,947,792)	1,055,992
Total increase (decrease) in net assets	38,280,650	56,784,919
Net Assets
Beginning of period	463,042,988	406,258,069
End of period	$501,323,638	$463,042,988
Other Information
Undistributed net investment income end of period	$1,827,201	$–
Shares
Sold	281,722	264,984
Issued in reinvestment of distributions	71,826	78,378
Redeemed	(489,262)	(321,583)
Net increase (decrease)	(135,714)	21,779

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Utilities Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$162.92	$144.05	$155.14	$130.43	$116.88
Income from Investment Operations
Net investment income (loss)A	5.08	4.73	4.36	4.11	4.04
Net realized and unrealized gain (loss)	21.62	18.44	(11.35)	24.33	13.29
Total from investment operations	26.70	23.17	(6.99)	28.44	17.33
Distributions from net investment income	(4.38)	(4.30)	(4.10)	(3.73)	(3.78)
Total distributions	(4.38)	(4.30)	(4.10)	(3.73)	(3.78)
Net asset value, end of period	$185.24	$162.92	$144.05	$155.14	$130.43
Total ReturnB	16.66%	16.23%	(4.66)%	21.98%	15.04%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	2.96%	3.03%	2.78%	2.80%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$501,324	$463,043	$406,258	$482,971	$398,657
Portfolio turnover rateF	47%G	76%	110%	121%G	148%G

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Real Estate Equity Central Fund (Real Estate Equity), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). All of the Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$58,834,506	Market approach	Transaction price	$5.59 - $48.77 / $23.13	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Consumer Staples and Energy are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities. Prior to October 1, 2016, each Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because each Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to each Fund's previous partnership structure, paid in capital includes any accumulated net investment income (loss) and net realized gain (loss) on investments prior to October 1, 2016.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, foreign currency transactions, passive foreign investment companies (PFIC), certain foreign taxes, partnerships, certain deemed distributions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Consumer Discretionary	$1,115,424,540	$483,386,210	$(13,337,938)	$470,048,272
Consumer Staples	936,381,342	311,189,027	(48,668,283)	262,520,744
Energy	886,862,462	130,199,765	(58,994,279)	71,205,486
Financials	2,282,814,857	761,855,932	(22,677,416)	739,178,516
Health Care	1,851,768,232	577,342,333	(43,616,197)	533,726,136
Industrials	1,254,973,828	387,080,216	(16,747,768)	370,332,448
Information Technology	2,760,098,929	1,546,791,013	(34,625,420)	1,512,165,593
Materials	354,578,000	119,338,898	(1,744,526)	117,594,372
Real Estate Equity	114,022,856	15,677,480	(3,225,415)	12,452,065
Telecom Services	348,723,339	92,903,059	(21,604,215)	71,298,844
Utilities	399,526,334	115,645,283	(8,521,073)	107,124,210

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Consumer Discretionary	$5,897,324	$62,259,985	$470,053,383
Consumer Staples	2,897,888	92,597,056	262,540,126
Energy	10,052,279	3,049,692	70,075,971
Financials	8,545,852	184,687,483	739,178,654
Health Care	8,860,911	68,321,082	533,757,293
Industrials	6,284,808	70,600,540	370,335,417
Information Technology	204,066,887	252,890,908	1,512,158,732
Materials	5,061,715	19,658,469	117,595,894
Real Estate Equity	581,194	4,049,049	12,452,065
Telecom Services	1,166,836	24,553,644	71,298,795
Utilities	6,147,542	18,431,094	107,124,170

The tax character of distributions paid was as follows:

September 30, 2017
	Ordinary Income	Long-term Capital Gains	Total
Consumer Discretionary	$16,424,895	$–	$16,424,895
Consumer Staples	36,430,010	11,092,420	47,522,430
Energy	20,000,843	–	20,000,843
Financials	43,499,996	3,360,772	46,860,768
Health Care	17,273,204	–	17,273,204
Industrials	21,372,265	5,046,225	26,418,490
Information Technology	41,132,901	4,939,340	46,072,241
Materials	7,046,584	–	7,046,584
Real Estate Equity	2,907,603	177,437	3,085,040
Telecom Services	10,242,583	2,586,455	12,829,038
Utilities	12,188,641	–	12,188,641

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	633,839,851	871,592,716
Consumer Staples	660,772,845	841,413,460
Energy	782,222,293	812,904,781
Financials	1,425,300,231	1,627,045,497
Health Care	1,603,983,917	1,647,347,001
Industrials	950,121,238	1,018,710,344
Information Technology	2,517,444,725	3,086,207,875
Materials	229,835,054	257,168,968
Real Estate Equity	86,299,126	129,030,447
Telecom Services	292,231,431	325,034,183
Utilities	219,443,046	263,524,402

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$9,993
Consumer Staples	15,514
Energy	23,118
Financials	27,389
Health Care	38,437
Industrials	34,269
Information Technology	85,657
Materials	8,592
Real Estate Equity	863
Telecom Services	18,892
Utilities	7,904

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary	Borrower	$13,386,548.93%		$10,735
Consumer Staples	Borrower	17,546,500.84%		814
Energy	Borrower	10,456,889.71%		1,854
Financials	Borrower	13,546,500.84%		628
Health Care	Borrower	21,997,000.84%		1,531
Industrials	Borrower	12,086,125.92%		4,929
Information Technology	Borrower	30,862,429	1.07%	45,080
Materials	Borrower	7,083,250.75%		589
Telecom Services	Borrower	10,436,250	1.34%	1,558
Utilities	Borrower	6,869,571	1.06%	1,414

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Exchanges In-Kind. During the period, VIP Asset Manager: Growth Portfolio and VIP Asset Manager Portfolio (the Investing Funds) completed exchange in-kind transactions with each Fund. The Investing Funds delivered investments and cash in exchange for shares of each Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund recognized no gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of Investments and Cash Delivered	Exchanged Number of Shares
Consumer Discretionary	$56,561,990	227,138
Consumer Staples	39,235,872	183,071
Energy	34,322,119	270,083
Financials	98,879,378	1,088,740
Health Care	66,542,763	201,413
Industrials	50,997,163	199,332
Information Technology	109,126,057	339,365
Materials	15,146,995	70,151
Telecom Services	12,919,521	69,136
Utilities	14,935,496	96,739

Other. During the period, the investment adviser reimbursed Consumer Staples for certain losses in the amount of $3,476.

6. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$2,537	$–
Consumer Staples	1,084	–
Energy	3,513	–
Financials	–	–
Health Care	205,596	14,500,156
Industrials	6,073	1,225,800
Information Technology	71,352	–
Materials	420	–
Real Estate Equity	–	–
Telecom Services	82,230	114,100
Utilities	–	–

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Information Technology	$9,107,800	1.41%	$1,784

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$5,387	$–
Consumer Staples	4,269	1,281
Energy	3,346	–
Financials	9,280	256
Health Care	6,752	812
Industrials	4,901	625
Information Technology	11,868	1,880
Materials	1,429	–
Real Estate Equity	489	–
Telecom Services	1,327	–
Utilities	1,572	–

9. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the shareholders of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund (the Funds), each a portfolio of Fidelity Central Investment Portfolios LLC, including the schedules of investments, as of September 30, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund as of September 30, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 16, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Melissa M. Reilly (1971)

Year of Election or Appointment: 2014

Vice President of certain Equity Funds

Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Consumer Discretionary	.0017%
Actual		$1,000.00	$1,046.30	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Consumer Staples	.0021%
Actual		$1,000.00	$994.30	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Energy	.0033%
Actual		$1,000.00	$949.10	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Financials	.0011%
Actual		$1,000.00	$1,089.40	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Health Care	.0024%
Actual		$1,000.00	$1,122.40	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Industrials	.0016%
Actual		$1,000.00	$1,082.10	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01
Information Technology	.0081%
Actual		$1,000.00	$1,211.90	$.04
Hypothetical-C		$1,000.00	$1,025.03	$.04
Materials	.0033%
Actual		$1,000.00	$1,099.20	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Real Estate Equity	.0092%
Actual		$1,000.00	$1,029.00	$.05
Hypothetical-C		$1,000.00	$1,025.02	$.05
Telecom Services	.0034%
Actual		$1,000.00	$1,010.30	$.02
Hypothetical-C		$1,000.00	$1,025.05	$.02
Utilities	.0015%
Actual		$1,000.00	$1,085.80	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended September 30, 2017, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Consumer Discretionary Central Fund	$62,259,985
Fidelity Consumer Staples Central Fund	$104,597,527
Fidelity Energy Central Fund	$3,049,692
Fidelity Financials Central Fund	$188,048,255
Fidelity Health Care Central Fund	$68,321,082
Fidelity Industrials Central Fund	$75,646,765
Fidelity Information Technology Central Fund	$257,830,249
Fidelity Materials Central Fund	$19,658,469
Fidelity Real Estate Equity Central Fund	$4,415,368
Fidelity Telecom Services Central Fund	$27,140,100
Fidelity Utilities Central Fund	$18,431,094

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Consumer Discretionary Central Fund
November 2016	95%
December 2016	95%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Consumer Staples Central Fund
November 2016	43%
December 2016	43%
February 2017	77%
March 2017	77%
April 2017	77%
May 2017	77%
June 2017	77%
July 2017	77%
August 2017	77%
September 2017	77%
Fidelity Energy Central Fund
November 2016	61%
December 2016	61%
February 2017	100%
March 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Financials Central Fund
November 2016	54%
December 2016	54%
February 2017	86%
March 2017	86%
April 2017	86%
May 2017	86%
June 2017	86%
July 2017	86%
August 2017	86%
September 2017	86%
Fidelity Health Care Central Fund
November 2016	51%
December 2016	51%
February 2017	67%
March 2017	67%
April 2017	67%
May 2017	67%
June 2017	67%
July 2017	67%
August 2017	67%
September 2017	67%
Fidelity Industrials Central Fund
November 2016	87%
December 2016	87%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Information Technology Central Fund
November 2016	18%
December 2016	18%
March 2017	58%
April 2017	58%
May 2017	58%
June 2017	58%
July 2017	58%
August 2017	58%
September 2017	58%
Fidelity Materials Central Fund
November 2016	83%
December 2016	83%
February 2017	84%
March 2017	84%
April 2017	84%
May 2017	84%
June 2017	84%
July 2017	84%
August 2017	84%
September 2017	84%
Fidelity Real Estate Equity Central Fund
November 2016	0%
December 2016	0%
February 2017	0%
March 2017	0%
April 2017	0%
May 2017	0%
June 2017	0%
July 2017	0%
August 2017	0%
September 2017	0%
Fidelity Telecom Services Central Fund
November 2016	51%
December 2016	51%
February 2017	84%
March 2017	84%
April 2017	84%
May 2017	84%
June 2017	84%
July 2017	84%
August 2017	84%
September 2017	84%
Fidelity Utilities Central Fund
November 2016	100%
December 2016	100%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Consumer Discretionary Central Fund
November 2016	98%
December 2016	98%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Consumer Staples Central Fund
November 2016	50%
December 2016	50%
February 2017	86%
March 2017	86%
April 2017	86%
May 2017	86%
June 2017	86%
July 2017	86%
August 2017	86%
September 2017	86%
Fidelity Energy Central Fund
November 2016	73%
December 2016	73%
February 2017	100%
March 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Financials Central Fund
November 2016	62%
December 2016	62%
February 2017	91%
March 2017	91%
April 2017	91%
May 2017	91%
June 2017	91%
July 2017	91%
August 2017	91%
September 2017	91%
Fidelity Health Care Central Fund
November 2016	100%
December 2016	100%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Industrials Central Fund
November 2016	95%
December 2016	95%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Information Technology Central Fund
November 2016	24%
December 2016	24%
March 2017	80%
April 2017	80%
May 2017	80%
June 2017	80%
July 2017	80%
August 2017	80%
September 2017	80%
Fidelity Materials Central Fund
November 2016	100%
December 2016	100%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%
Fidelity Real Estate Equity Central Fund
November 2016	0%
December 2016	0%
February 2017	0%
March 2017	0%
April 2017	0%
May 2017	0%
June 2017	0%
July 2017	0%
August 2017	0%
September 2017	0%
Fidelity Telecom Services Central Fund
November 2016	55%
December 2016	55%
February 2017	85%
March 2017	85%
April 2017	85%
May 2017	85%
June 2017	85%
July 2017	85%
August 2017	85%
September 2017	85%
Fidelity Utilities Central Fund
November 2016	99%
December 2016	99%
February 2017	100%
March 2017	100%
April 2017	100%
May 2017	100%
June 2017	100%
July 2017	100%
August 2017	100%
September 2017	100%

The funds will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Consumer Discretionary Central Fund
Fidelity Consumer Staples Central Fund
Fidelity Energy Central Fund
Fidelity Financials Central Fund
Fidelity Health Care Central Fund
Fidelity Industrials Central Fund
Fidelity Information Technology Central Fund
Fidelity Materials Central Fund
Fidelity Real Estate Equity Central Fund
Fidelity Telecom Services Central Fund
Fidelity Utilities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as stand-alone investment products. In this regard, the Board noted that each fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while each fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of each fund and receives fees for providing services to funds that invest in the funds. The Board also noted that FMR bears all expenses of each fund, except expenses related to each fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of each fund and each fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in these funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities.

Economies of Scale.  The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities, economies of scale cannot be realized by the funds.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

ESCIP-ANN-1117
1.831584.111

Fidelity® Floating Rate Central Fund Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® Floating Rate Central Fund	5.77%	4.90%	5.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Floating Rate Central Fund on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the S&P®/LSTA Leveraged Performing Loan Index performed over the same period.

Period Ending Values
$17,709	Fidelity® Floating Rate Central Fund
$16,189	S&P®/LSTA Leveraged Performing Loan Index

Management's Discussion of Fund Performance

Market Recap:  Floating-rate bank loans gained 5.43% for the year ending September 30, 2017, as measured by the S&P/LSTA® Leveraged Performing Loan Index. Following the U.S. presidential election, U.S. Treasury yields spiked and financial market sentiment shifted and appeared to focus on increasing prospects for higher interest rates and rising inflation in 2017. Within this environment, bank loans rose 1.20% in December 2016, in what turned out to be their strongest monthly performance the past 12 months. The asset class registered more-modest, coupon-driven gains from January through May amid intensified refinancing activity, volatile oil prices, declining Treasury yields and growing uncertainty regarding the Trump administration’s policy agenda. Loans registered somewhat stronger performance in July, bolstered by favorable corporate earnings, improving flows into retail funds and a steady increase in bond prices. Following roughly flat performance in August, loans rebounded modestly in September, helped by stronger economic data, optimism surrounding the release of a tax plan by congressional Republicans and a firmer backdrop for the energy sector. Gains were broad-based across industries, with oil & gas (+18%) and nonferrous metals/minerals (+9%) leading the way, driven by strong pricing sentiment. From a credit-quality perspective, lower-quality loans did best, reflecting continued demand for higher-yielding securities.

Comments from Co-Portfolio Managers Eric Mollenhauer and Kevin Nielsen:  For the fiscal year, the fund gained 5.77%, outpacing the benchmark S&P/LSTA® Leveraged Performing Loan Index. Versus the benchmark, security selection in nonferrous metals/minerals, leisure goods/activities/movies, and industrial equipment provided the biggest boost. From a credit-quality perspective, selection among loans rated B and BB added the most value. The top individual relative contributors were overweighted positions in oil & gas exploration & production (E&P) company Cactus Wellhead; TNT Crane, a provider of rental cranes used in the refining and petrochemicals industries; and coal mine operator Murray Energy. On the downside, a cash stake of roughly 4%, on average, was a notable relative detractor, although this was below our cash target of 5%. Security selection in oil & gas also hurt. The largest individual detractors were overweightings in United Kingdom-based Expro, an energy services company focused on deep-water rigs, and supermarket operator Albertsons, along with untimely ownership of Ocean Rig, a provider of drillships to energy E&P companies. This period, the fund was underweighted, on average, in credits rated B and BB.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Laureate Education, Inc.	1.7	1.2
Albertson's LLC	1.4	2.0
First Data Corp.	1.2	0.8
Golden Nugget, Inc.	1.2	0.6
Bass Pro Shops LLC.	1.1	0.6
	6.6

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	12.6	10.9
Telecommunications	8.7	8.1
Services	8.6	9.2
Gaming	6.8	6.5
Healthcare	6.6	7.3

Quality Diversification (% of fund's net assets)

As of September 30, 2017
BBB	1.2%
BB	30.7%
B	45.3%
CCC,CC,C	5.1%
Not Rated	9.6%
Equities	0.5%
Short-Term Investments and Net Other Assets	7.6%

As of March 31, 2017
BBB	1.5%
BB	31.8%
B	48.6%
CCC,CC,C	6.9%
Not Rated	5.7%
Equities	0.5%
Short-Term Investments and Net Other Assets	5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017*
Bank Loan Obligations	89.2%
Nonconvertible Bonds	2.7%
Common Stocks	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	7.6%

 * Foreign investments – 9.7%

As of March 31, 2017*
Bank Loan Obligations	92.2%
Nonconvertible Bonds	2.3%
Common Stocks	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments – 9.7%

Investments September 30, 2017

Showing Percentage of Net Assets

Bank Loan Obligations - 89.2%(a)
	Principal Amount	Value
Aerospace - 0.9%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 7/7/22 (b)(c)	$1,989,848	$2,003,936
Standardaero Aviation Holdings In Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7/7/22 (c)(d)	1,405,000	1,414,666
TransDigm, Inc.:
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3269% 6/4/21(b)(c)	4,738,162	4,748,207
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2692% 6/9/23(b)(c)	4,451,175	4,461,858
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2566% 8/22/24(b)(c)	2,992,500	2,995,882

TOTAL AEROSPACE		15,624,549

Air Transportation - 0.1%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 9/20/20 (c)(d)	1,000,000	1,000,000
Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	1,632,500	1,644,744
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.485% 2/1/25 (b)(c)	450,000	459,000
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.24% 12/31/18 (b)(c)	836,478	838,569
NN, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 4/3/21 (b)(c)	1,960,000	1,969,800
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 11/27/20 (b)(c)	6,510,958	5,949,388
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.3328% 11/27/21 (b)(c)	2,641,000	2,046,775
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 3/31/24 (b)(c)	645,091	647,510
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.735% 4/18/23 (b)(c)	2,074,800	2,121,483

TOTAL AUTOMOTIVE & AUTO PARTS		15,677,269

Banks & Thrifts - 0.1%
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24(c)(d)	241,667	242,875
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24(b)(c)	1,788,333	1,797,275

TOTAL BANKS & THRIFTS		2,040,150

Broadcasting - 1.0%
CBS Radio, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.7372% 10/17/23 (b)(c)	3,592,642	3,617,359
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 1/30/19 (b)(c)	8,685,000	6,691,966
Entercom Radio, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7477% 11/1/23 (b)(c)	1,192,708	1,194,199
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/18/20 (b)(c)	3,344,713	3,357,255
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9872% 8/23/24 (b)(c)	2,345,000	2,356,725

TOTAL BROADCASTING		17,217,504

Building Materials - 1.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 4/1/23 (b)(c)	4,015,557	4,042,341
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	1,488,750	1,496,194
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22 (b)(c)	1,717,505	1,730,025
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/21/24 (b)(c)	4,135,000	4,186,688
Unifrax I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 4/4/24 (b)(c)	2,500	2,509
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 5/21/22 (b)(c)	4,966,327	4,991,159

TOTAL BUILDING MATERIALS		16,448,916

Cable/Satellite TV - 1.9%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/28/25 (b)(c)	1,990,013	1,979,565
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 5/1/24 (b)(c)	1,266,825	1,273,159
Charter Communication Operating LLC:
term loan:
3 month U.S. LIBOR + 2.000% 3.24% 7/1/20 (b)(c)	2,419,387	2,426,573
3 month U.S. LIBOR + 2.000% 3.24% 1/3/21 (b)(c)	3,813,437	3,822,437
Tranche H, term loan 3 month U.S. LIBOR + 2.000% 3.24% 1/15/22 (b)(c)	1,970,000	1,974,689
Tranche I, term loan 3 month U.S. LIBOR + 2.250% 3.49% 1/15/24 (b)(c)	6,190,327	6,213,541
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8036% 1/7/22 (b)(c)	3,480,000	3,236,400
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9844% 1/31/25 (b)(c)	4,500,000	4,515,210
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4844% 8/19/23 (b)(c)	5,000,000	4,987,500

TOTAL CABLE/SATELLITE TV		30,429,074

Capital Goods - 0.6%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 5/18/24 (b)(c)	1,895,475	1,905,426
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0122% 7/30/24 (b)(c)	1,140,000	1,141,003
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 3/13/22 (b)(c)	4,674,411	4,682,871
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 12/20/23 (b)(c)	2,487,516	2,512,391

TOTAL CAPITAL GOODS		10,241,691

Chemicals - 2.3%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2917% 5/17/24 (b)(c)	1,994,917	2,001,899
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 3/30/24 (b)(c)	1,781,560	1,797,149
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 5/31/23 (b)(c)	2,991,199	2,994,938
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 1/6/22 (b)(c)	1,768,388	1,789,503
MacDermid, Inc.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 6/7/20 (b)(c)	1,397,011	1,400,504
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 6/7/23(b)(c)	3,321,614	3,338,222
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 6/30/22 (b)(c)	2,815,598	2,829,676
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/12/24 (c)(d)	1,935,000	1,935,000
Royal Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/19/22 (b)(c)	2,435,263	2,439,841
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.8327% 6/19/23 (b)(c)(e)	195,862	195,372
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 5/12/22 (b)(c)	2,550,164	2,562,915
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 9/6/24(b)(c)	2,000,000	2,010,000
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	1,968,140	1,975,107
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	4,541,860	4,557,939
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 6/1/24 (b)(c)	1,995,000	2,003,938
Univar, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.985% 7/1/22 (b)(c)	1,984,690	1,990,902
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3119% 8/8/24 (b)(c)	1,375,000	1,380,156

TOTAL CHEMICALS		37,203,061

Consumer Products - 1.3%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 7/3/20 (b)(c)	1,946,183	1,903,211
Hercules Achievement, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7317% 12/11/21 (b)(c)	5,676,141	5,714,001
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.735% 2/15/23 (b)(c)	3,017,652	3,047,829
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.985% 1/26/24 (b)(c)	2,380,392	2,389,747
Weight Watchers International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.250% 4.5289% 4/2/20 (b)(c)	8,621,232	8,502,690

TOTAL CONSUMER PRODUCTS		21,557,478

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5625% 2/1/24 (b)(c)	1,568,640	1,470,600
Containers - 2.3%
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.99% 10/1/22 (b)(c)	1,871,000	1,871,000
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5274% 10/1/21 (b)(c)	6,218,131	6,244,060
Berry Global, Inc. Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.485% 10/1/22 (b)(c)	3,833,019	3,842,602
Berry Plastics Corp. Tranche L, term loan 3 month U.S. LIBOR + 2.250% 3.485% 1/6/21 (b)(c)	7,384,667	7,404,975
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4811% 4/3/24 (b)(c)	1,496,250	1,499,721
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 5/16/24 (b)(c)	1,351,613	1,354,992
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 5/22/24 (b)(c)	2,510,000	2,523,604
Hostess Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/3/22 (b)(c)	370,739	371,822
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 7/26/23 (b)(c)	1,272,150	1,276,921
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2359% 2/5/23 (b)(c)	9,283,940	9,317,362
Signode Packaging Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0309% 5/1/21 (b)(c)	1,679,054	1,682,546

TOTAL CONTAINERS		37,389,605

Diversified Financial Services - 3.6%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.083% 4/4/24(b)(c)	3,980,000	3,987,482
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 11/18/23 (b)(c)	2,104,100	2,111,990
Avolon TLB Borrower 1 (U.S.) LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.49% 3/20/22(b)(c)	1,107,225	1,109,296
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (c)(d)	4,015,000	4,056,395
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (b)(c)	2,992,500	2,986,515
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/6/23 (b)(c)	3,682,000	3,703,282
Emerald Exposit Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 5/22/24 (b)(c)	1,576,050	1,583,930
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.75% 7/14/22 (b)(c)	3,000,000	3,027,870
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 2/9/23 (b)(c)	3,441,806	3,447,554
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/30/22 (b)(c)	3,000,000	3,016,080
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5486% 7/3/24 (b)(c)	1,515,000	1,526,363
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8039% 2/4/21 (b)(c)	1,254,353	1,252,785
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/11/22 (b)(c)	2,495,000	2,370,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/11/21 (b)(c)	2,335,190	2,313,776
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.735% 8/25/22 (b)(c)	2,500,000	2,520,325
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 7/3/24 (b)(c)	997,500	1,000,413
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 6/30/24 (b)(c)	1,915,200	1,923,589
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (b)(c)	1,452,278	1,447,283
Peak 10 Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8106% 8/1/24 (b)(c)	3,000,000	3,000,000
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 10/31/22 (b)(c)	3,969,748	4,023,102
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/9/23 (b)(c)	4,866,323	4,853,378
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 8/18/23 (b)(c)	3,267,000	3,278,729

TOTAL DIVERSIFIED FINANCIAL SERVICES		58,540,387

Energy - 4.3%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (b)(c)	2,378,064	2,384,009
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 5/18/23 (b)(c)	1,995,000	2,008,726
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (b)(c)	3,990,000	4,016,174
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6094% 12/31/21 (b)(c)	4,640,000	4,939,280
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(c)	5,900,000	6,351,704
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (b)(c)	4,118,000	4,020,198
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.7964% 5/12/18 (b)(c)	3,887,363	3,916,830
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 7/29/21 (b)(c)	379,415	379,685
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.2344% 6/19/19 (b)(c)	6,333,077	6,297,485
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (b)(c)	1,046,586	968,092
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (b)(c)	103,727	95,947
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0661% 9/2/21 (b)(c)	8,081,264	5,227,608
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 3/28/22 (b)(c)	1,990,000	1,856,929
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.985% 4/16/21 (b)(c)	3,748,815	3,498,132
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2311% 3/1/24 (b)(c)	3,500,000	3,377,500
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.55% 8/25/23 (b)(c)	7,422,029	6,972,105
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 10/18/22 (b)(c)	2,068,937	1,934,456
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.875% 6/3/18 (b)(c)	2,222,705	634,871
Panda Temple Power, LLC term loan 3 month U.S. LIBOR + 6.000% 7.3328% 4/3/19(b)(c)	1,660,425	1,510,987
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (b)(c)	3,780,207	2,754,826
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/9/21 (b)(c)	4,503,437	4,075,610
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 6/26/22 (b)(c)	3,299,343	3,357,081

TOTAL ENERGY		70,578,235

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/23 (b)(c)	1,353,200	1,346,434
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/22 (b)(c)	1,473,750	1,469,948
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.05% 7/8/22 (b)(c)	2,747,791	2,749,523
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.5464% 7/8/23 (b)(c)	760,000	757,150
Lions Gate Entertainment Corp. term loan 3 month U.S. LIBOR + 3.000% 4.235% 12/8/23 (b)(c)	1,850,000	1,863,875

TOTAL ENTERTAINMENT/FILM		8,186,930

Environmental - 0.7%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	1,500,000	1,501,875
Metal Services LLC Tranche B, term loan 3 month U.S. LIBOR + 7.500% 8.8328% 6/30/19 (b)(c)	1,801,911	1,817,678
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2348% 12/18/20 (b)(c)	3,363,860	3,377,316
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2344% 9/19/24 (b)(c)	1,675,000	1,682,672
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 1/15/21 (b)(c)	2,928,109	2,964,710

TOTAL ENVIRONMENTAL		11,344,251

Food & Drug Retail - 2.4%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.985% 8/25/21 (b)(c)	16,827,226	16,209,330
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	4,090,473	3,926,854
3 month U.S. LIBOR + 3.000% 4.3297% 12/21/22 (b)(c)	2,705,214	2,604,256
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/21/21 (b)(c)	4,674,300	4,656,771
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8038% 10/30/22 (b)(c)	1,196,992	1,182,030
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 6/16/23 (b)(c)	2,227,556	2,235,910
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 3/27/23 (b)(c)	4,463,863	4,475,023
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 11/15/22 (b)(c)	3,721,971	3,578,899

TOTAL FOOD & DRUG RETAIL		38,869,073

Food/Beverage/Tobacco - 1.7%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 3/20/24 (b)(c)	1,004,950	1,009,975
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0572% 12/16/23 (b)(c)	2,481,250	2,496,758
Chobani LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/7/23 (c)(d)	1,670,000	1,683,911
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 10/7/23 (b)(c)	4,533,412	4,571,175
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.74% 6/28/20 (b)(c)	1,778,379	1,600,541
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4873% 5/24/24 (b)(c)	7,246,838	7,260,896
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 6/30/22 (b)(c)	4,827,000	4,561,515
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.2703% 6/30/21 (b)(c)	1,543,818	1,539,958
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 6/27/23 (b)(c)	3,950,000	3,972,357

TOTAL FOOD/BEVERAGE/TOBACCO		28,697,086

Gaming - 6.7%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/1/23 (b)(c)	1,922,903	1,925,902
American Casino & Entertainment Properties LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.5% 7/7/22 (b)(c)	1,763,008	1,764,119
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 6.735% 2/15/24 (b)(c)	1,316,700	1,338,096
Aristocrat Technologies, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3069% 10/20/21 (b)(c)	4,591,521	4,601,668
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.6944% 9/15/23 (b)(c)	2,925,688	2,933,734
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/11/20 (b)(c)	11,584,934	11,599,415
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/8/21(b)(c)	17,525,467	17,541,941
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 8/8/21 (b)(c)	3,049,454	3,063,939
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/25/24 (b)(c)	1,785,525	1,790,542
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5625% 4/17/24 (b)(c)	3,534,200	3,529,783
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.0828% 2/22/23 (b)(c)	3,586,013	3,605,054
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	6,000,000	5,962,500
3 month U.S. LIBOR + 7.000% 8/11/25 (c)(d)	1,000,000	1,000,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4883% 10/4/23(b)(c)	18,908,896	19,003,441
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 4/25/24 (b)(c)	1,381,538	1,380,847
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.24% 3/29/24 (b)(c)	997,487	1,001,228
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.485% 4/25/21 (b)(c)	2,240,219	2,241,160
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.235% 10/14/23 (b)(c)	2,481,250	2,503,408
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7964% 1/19/24 (b)(c)	875,600	878,884
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5143% 8/14/24 (b)(c)	10,525,000	10,534,894
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.456% 7/6/24 (b)(c)	2,500,000	2,510,950
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 6/8/23 (b)(c)	5,830,938	5,832,512
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 11/27/20 (b)(c)	781,903	785,812
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 5/31/24 (b)(c)	1,995,000	1,996,257

TOTAL GAMING		109,326,086

Healthcare - 6.3%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.5828% 8/30/24 (b)(c)	1,200,000	1,200,756
3 month U.S. LIBOR + 7.000% 8.3328% 8/30/25 (b)(c)	630,000	637,088
Alere, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.49% 6/18/22 (b)(c)	2,227,289	2,225,441
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/22/24 (b)(c)	2,902,725	2,883,683
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.0669% 12/31/19 (b)(c)	2,133,713	2,120,164
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (b)(c)	8,729,163	8,666,226
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.34% 3/21/24 (b)(c)	2,378,052	2,395,888
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/1/23 (b)(c)	5,106,773	5,116,374
Equian LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0664% 5/19/24 (b)(c)	2,242,615	2,270,647
Tranche DD, term loan 3 month U.S. LIBOR + 3.750% 5.059% 5/19/24 (b)(c)	690,035	698,661
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/30/24 (b)(c)	1,371,563	1,375,855
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/15/24 (b)(c)	3,970,050	3,988,471
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.2389% 3/18/23 (b)(c)	6,407,800	6,427,023
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8167% 8/18/22 (b)(c)	2,805,000	2,826,038
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8125% 4/9/21 (b)(c)	4,147,177	4,148,919
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 6/7/23 (b)(c)	2,727,666	2,747,278
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.235% 7/31/22 (b)(c)	645,126	643,513
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (b)(c)	9,515,329	9,538,166
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	6,500,000	6,544,720
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.485% 10/21/24 (b)(c)	1,000,000	1,015,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 10/21/23 (b)(c)	2,977,500	2,990,541
Project Ruby Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 2/9/24 (b)(c)	994,319	999,290
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/23/24 (b)(c)	997,500	990,647
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (b)(c)	4,000,000	3,885,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (b)(c)	6,682,854	6,462,320
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	16,722,246	17,016,558
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 2/11/23 (b)(c)	3,871,103	3,895,297

TOTAL HEALTHCARE		103,709,564

Homebuilders/Real Estate - 1.4%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 12/1/22 (b)(c)	1,975,000	1,994,750
Communications Sales & Leasing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 10/24/22 (b)(c)	3,518,784	3,251,356
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5658% 11/4/21 (b)(c)	5,466,296	5,476,080
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 1/30/24 (b)(c)	2,905,461	2,890,933
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 1/30/24 (b)(c)	181,040	180,134
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 4/25/23 (b)(c)	4,798,170	4,811,988
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/20/22 (b)(c)	4,899,436	4,917,809

TOTAL HOMEBUILDERS/REAL ESTATE		23,523,050

Hotels - 1.5%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/30/23 (b)(c)	2,970,056	2,980,867
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/30/23 (b)(c)	7,670,346	7,720,663
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2372% 10/25/23 (b)(c)	4,102,860	4,119,025
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (b)(c)	3,086,337	3,094,053
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (b)(c)	5,985,000	5,943,105

TOTAL HOTELS		23,857,713

Insurance - 2.7%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2722% 11/22/23 (b)(c)	5,870,500	5,934,078
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (b)(c)	3,902,520	3,915,125
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.985% 1/25/25 (b)(c)	320,000	326,202
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/25/24 (b)(c)	1,985,000	1,987,978
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 11/3/23 (b)(c)	4,927,370	4,947,227
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.985% 8/4/22 (b)(c)	7,866,486	7,886,152
3 month U.S. LIBOR + 6.000% 7.235% 8/4/25 (b)(c)	4,285,000	4,378,756
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3117% 10/2/20 (b)(c)	5,330,078	5,362,858
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (c)(d)	1,000,000	996,250
3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	6,305,000	6,281,356
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/30/23 (b)(c)	1,980,000	1,986,197

TOTAL INSURANCE		44,002,179

Leisure - 1.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 5/30/21 (b)(c)	2,525,866	2,514,828
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	7,060,000	7,100,595
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.235% 9/8/24 (b)(c)	1,000,000	1,016,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 3/8/24 (b)(c)	2,985,000	2,994,940
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 7/1/20 (b)(c)	1,504,221	1,511,201
Hayward Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/4/24 (b)(c)	1,990,000	2,001,602
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/31/24 (b)(c)	3,990,000	4,007,476
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 6/10/22 (b)(c)	3,632,508	3,642,170
NVA Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 8/14/21 (b)(c)	513,706	517,076
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8367% 2/27/20 (b)(c)	3,542,334	3,540,138

TOTAL LEISURE		28,846,026

Metals/Mining - 0.8%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.985% 5/20/21 (b)(c)	3,890,358	3,878,998
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(c)	9,974,990	9,123,026
Walter Energy, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.800% 0% 4/1/18 (c)(e)(f)	3,491,235	0

TOTAL METALS/MINING		13,002,024

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(c)	4,358,100	4,356,749
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2986% 12/29/23 (b)(c)	5,291,731	5,303,320

TOTAL PAPER		9,660,069

Publishing/Printing - 2.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 6/7/23 (b)(c)	7,653,777	7,040,097
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/18/19 (b)(c)	6,958,144	6,004,322
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 6.000% 7.3328% 12/31/21 (b)(c)	2,542,806	2,555,520
Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 2/9/22 (b)(c)	1,904,890	1,913,234
Tranche B, term loan 3 month U.S. LIBOR + 5.500% 2/9/22(c)(d)(e)	500,000	502,190
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/29/21 (b)(c)	5,865,000	5,645,063
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.235% 5/4/22 (b)(c)	6,415,773	6,293,168
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5611% 6/1/22 (b)(c)	2,916,442	2,931,024
Montreign Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 9.485% 1/19/23 (b)(c)	3,000,000	3,024,990
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 9/20/24 (c)(d)	1,510,000	1,514,409
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 10/24/21 (b)(c)	3,358,747	3,390,924
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/14/20 (b)(c)	6,170,848	6,181,154

TOTAL PUBLISHING/PRINTING		46,996,095

Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5232% 2/17/24 (b)(c)	8,550,778	8,535,814
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/14/21 (b)(c)	1,956,499	1,939,790
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.485% 7/28/21 (b)(c)	1,992,734	2,017,643

TOTAL RESTAURANTS		12,493,247

Services - 8.4%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 8/16/23 (b)(c)	2,267,328	2,280,093
Abg Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/26/24 (c)(d)	1,000,000	1,002,500
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 9/26/21 (b)(c)	2,706,569	2,387,708
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	1,725,000	1,752,721
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	7,500,000	7,530,825
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.49% 10/19/24 (b)(c)	725,000	734,969
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 10/19/23 (b)(c)	4,940,000	4,967,812
Avatar Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/7/24 (c)(d)	1,500,000	1,496,250
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5221% 6/21/24 (b)(c)	3,491,250	3,507,833
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 11/7/23 (b)(c)	1,746,005	1,751,680
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3169% 7/31/20 (b)(c)	3,406,731	3,304,529
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0139% 11/14/22 (b)(c)	7,309,962	7,341,030
Creative Artists Agency LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7395% 2/15/24 (b)(c)	1,118,025	1,121,524
Greeneden U.S. Holdings II LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0067% 12/1/23 (b)(c)	7,960,123	8,011,307
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.875% 3/9/23 (b)(c)	1,421,117	1,428,223
Karman Buyer Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 7/25/21 (b)(c)	2,251,798	2,115,294
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.735% 7/25/22 (b)(c)	1,575,000	1,408,838
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (b)(c)	7,397,856	7,365,527
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.5828% 8/22/25 (b)(c)	1,000,000	995,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 4/26/24 (b)(c)	26,924,700	27,020,005
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 4/7/21 (b)(c)	7,541,015	7,548,103
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.985% 5/2/22 (b)(c)	12,864,125	12,967,810
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 12/8/23 (b)(c)(e)	2,977,500	2,999,831
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 5/4/22 (b)(c)	2,354,601	2,366,374
Summit Midstream Partners LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 5/16/22 (b)(c)	3,990,000	4,039,875
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 3/23/24 (b)(c)	1,830,800	1,832,320
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/8/23 (b)(c)	2,975,013	2,983,938
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/3/23 (b)(c)	4,658,068	4,673,346
Tmk Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 9/14/24 (c)(d)	65,598	66,008
3 month U.S. LIBOR + 3.500% 3.5% 9/14/24 (b)(c)	1,469,402	1,478,585
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 5/14/22 (b)(c)	5,229,876	5,246,245
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.235% 5/14/23 (b)(c)(e)	645,000	638,550
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.235% 12/7/23 (b)(c)	2,591,656	2,599,768

TOTAL SERVICES		136,964,421

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.0839% 6/14/21(b)(c)	3,273,260	3,285,535
Super Retail - 4.1%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2734% 7/2/22 (b)(c)	5,981,212	4,029,901
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.235% 12/16/23 (b)(c)	18,655,000	17,551,184
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 2/3/25 (b)(c)	2,500,000	2,383,750
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9817% 2/3/24 (b)(c)	10,335,638	9,892,652
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.34% 10/11/19 (b)(c)	3,082,956	2,413,954
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5625% 12/1/22 (b)(c)	1,500,000	1,505,625
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 8/19/23 (b)(c)	3,285,000	3,297,319
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (b)(c)	7,357,205	7,145,686
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.3213% 8/19/22 (b)(c)	5,378,113	5,399,625
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 1/26/23 (b)(c)	5,973,400	4,915,630
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	9,573,264	8,073,421
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(f)	3,462,176	138,487

TOTAL SUPER RETAIL		66,747,234

Technology - 12.2%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 10.84% 12/20/23 (b)(c)	795,000	797,981
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.59% 12/20/22 (b)(c)	2,238,750	2,248,086
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8159% 6/30/24 (b)(c)	2,493,750	2,514,523
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 8/16/22 (b)(c)	1,915,041	1,919,829
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7372% 9/15/20 (b)(c)	4,030,607	4,025,569
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (b)(c)	2,751,175	2,748,892
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.49% 12/15/22 (b)(c)	924,677	930,457
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/15/21 (b)(c)	6,090,315	6,148,660
Datapipe, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 3/15/19 (b)(c)	6,572,773	6,597,421
Dell International LLC:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.24% 12/31/18 (b)(c)	64,472	64,456
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 9/7/23 (b)(c)	2,201,438	2,208,306
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9/19/24 (c)(d)	5,385,000	5,438,850
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	7,380,811	7,450,633
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2722% 1/31/24 (b)(c)	2,481,250	2,496,758
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (b)(c)	4,259,202	4,264,526
First Data Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7372% 4/26/24 (b)(c)	3,661,752	3,672,884
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 7/10/22 (b)(c)	15,820,713	15,842,704
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/22/23(b)(c)	1,541,561	1,544,583
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 2/15/24 (b)(c)	1,494,640	1,498,376
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/1/22 (b)(c)	1,486,266	1,498,958
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 2/1/22 (b)(c)	2,974,498	2,966,140
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.4872% 1/18/25 (b)(c)	1,000,000	996,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4872% 1/18/24 (b)(c)	3,601,900	3,631,904
Inmar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.2556% 5/1/25 (b)(c)	335,000	335,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7722% 5/1/24 (b)(c)	1,172,063	1,170,597
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (b)(c)	7,835,000	8,077,023
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	6,947,588	6,984,201
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(c)	4,985,641	4,852,674
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(c)	1,000,000	976,880
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.735% 10/16/23 (b)(c)	810,000	765,450
Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/16/22 (b)(c)	2,756,613	2,701,481
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 3.9872% 6/21/24 (b)(c)	6,756,784	6,765,230
3 month U.S. LIBOR + 2.750% 3.9872% 6/21/24 (b)(c)	1,193,216	1,194,708
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/26/24 (b)(c)	6,590,000	6,619,655
3 month U.S. LIBOR + 8.500% 9/26/25 (c)(d)	1,000,000	1,000,000
Mh Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.82% 9/15/24(b)(c)	4,000,000	3,973,320
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.553% 1/15/23 (b)(c)	1,386,841	1,389,102
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	7,047,126	7,027,746
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (b)(c)	5,023,867	5,053,709
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (b)(c)	2,627,000	2,646,703
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 2/5/23 (b)(c)	2,962,613	2,970,019
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 3/3/23 (b)(c)	6,117,546	6,132,473
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/22 (b)(c)	6,813,631	6,801,911
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 7/8/22 (b)(c)	2,534,942	2,545,513
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/8/22 (b)(c)	134,068	134,627
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/23 (b)(c)	4,484,147	4,499,572
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 4/23/19 (b)(c)	4,558,024	4,404,190
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/1/24 (b)(c)	7,980,000	7,981,676
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.74% 12/4/20 (b)(c)	846,852	848,969
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.235% 5/12/21 (b)(c)	1,534,167	1,539,920
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 9/14/24 (c)(d)	2,000,000	2,010,000
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 7/13/23 (b)(c)	2,256,106	2,265,987
Vantiv LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(d)	3,904,276	3,904,276
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(d)	1,095,724	1,094,902
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 1/27/23 (b)(c)	4,257,391	4,294,643
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0606% 12/30/21 (b)(c)	1,561,304	1,576,917
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 7/1/23 (b)(c)	2,743,608	2,771,044

TOTAL TECHNOLOGY		198,816,864

Telecommunications - 8.1%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (b)(c)	3,495,000	3,497,202
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0731% 5/22/24 (b)(c)	1,400,000	1,410,500
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4/15/24(c)(d)	3,500,000	3,526,250
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 10/5/23 (b)(c)	1,997,539	1,941,488
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.07% 5/25/24 (b)(c)	5,435,000	5,448,588
DigitalGlobe, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 1/15/24 (b)(c)	1,905,600	1,904,018
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.24% 12/20/23 (b)(c)	2,985,000	3,018,581
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5% 1/9/24 (b)(c)	1,210,850	1,215,391
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0711% 6/30/19 (b)(c)	15,465,000	15,408,553
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4856% 2/22/24 (b)(c)	8,400,000	8,393,448
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 4/11/20 (b)(c)	7,492,961	7,497,681
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 7/17/25 (b)(c)	4,938,931	4,907,174
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3119% 8/8/25 (b)(c)	875,000	883,750
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5585% 1/8/20 (b)(c)	411,599	414,686
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0619% 8/8/24 (b)(c)	3,050,000	3,071,594
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 2/10/24 (b)(c)	2,985,000	2,979,418
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4847% 9/27/23 (b)(c)	3,441,333	3,477,467
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (b)(c)	4,139,599	4,080,527
RP Crown Parent, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7383% 10/12/23 (b)(c)	4,962,500	4,988,206
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 1/31/25 (b)(c)	6,725,000	6,649,344
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9% 4/30/21 (b)(c)	7,514,000	7,520,237
Securus Technologies, Inc.:
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (c)(d)	4,000,000	4,038,320
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(d)	1,500,000	1,509,375
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4472% 4/30/20 (b)(c)	2,962,500	2,962,500
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (b)(c)	6,986,250	6,949,572
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	15,543,159	15,552,952
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	7,420,172	7,471,223
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/9/21 (b)(c)	2,614,470	2,638,993

TOTAL TELECOMMUNICATIONS		133,357,038

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3196% 6/15/23 (b)(c)	1,658,250	1,658,250
Transportation Ex Air/Rail - 0.5%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 9.9889% 11/12/20 (b)(c)	1,516,757	1,196,069
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (b)(c)	3,470,000	3,400,600
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.32% 9/14/20 (b)(c)	3,217,501	3,197,391

TOTAL TRANSPORTATION EX AIR/RAIL		7,794,060

Utilities - 4.4%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 4/13/23 (b)(c)	3,215,589	3,239,705
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (b)(c)	545,455	545,907
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 11/30/23 (b)(c)	3,551,433	3,576,577
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.485% 2/7/24 (b)(c)	6,353,004	6,378,733
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (b)(c)	14,000,000	14,066,500
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/18/21 (b)(c)	4,289,435	2,616,555
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 11/13/21 (b)(c)	4,053,000	3,809,820
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.83% 8/19/21 (b)(c)	7,850,847	7,855,794
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8% 6/13/20 (b)(c)	7,061,022	7,052,196
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.2344% 2/15/24 (b)(c)	3,412,851	3,378,723
Longview Power LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.24% 4/13/21 (b)(c)	2,119,160	1,297,986
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (b)(c)	6,052,186	5,598,272
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9874% 8/4/23 (b)(c)	6,058,866	6,067,106
Tranche C, term loan 3 month U.S. LIBOR + 2.750% 3.9817% 8/4/23 (b)(c)	1,392,289	1,394,182
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (b)(c)	1,985,000	1,996,573
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9838% 12/14/23 (b)(c)	3,473,750	3,484,831

TOTAL UTILITIES		72,359,460

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,469,944,351)		1,458,914,774

Nonconvertible Bonds - 2.7%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (g)	905,000	923,100
4.5% 8/1/22 (g)	500,000	512,438

TOTAL AEROSPACE		1,435,538

Containers - 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (b)(c)(g)	1,780,000	1,815,600
Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (g)	1,500,000	1,655,340
Energy - 0.3%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (g)	1,605,000	1,653,150
7% 6/30/24	1,000,000	1,140,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (b)(c)(g)	1,000,000	997,509
6.875% 6/15/25 (g)	1,000,000	1,048,750

TOTAL ENERGY		4,839,409

Gaming - 0.1%
Scientific Games Corp. 7% 1/1/22 (g)	1,285,000	1,363,706
Healthcare - 0.3%
Tenet Healthcare Corp.:
4.625% 7/15/24 (g)	2,500,000	2,477,400
7.5% 1/1/22 (g)	900,000	952,875
THC Escrow Corp. III 5.125% 5/1/25 (g)	1,000,000	986,250

TOTAL HEALTHCARE		4,416,525

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (g)	1,220,000	1,281,000
7.25% 11/30/21 (g)	2,000,000	2,142,500

TOTAL LEISURE		3,423,500

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,587,500
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (g)	540,000	427,950
Services - 0.2%
APX Group, Inc.:
7.625% 9/1/23 (g)	1,000,000	1,051,250
7.875% 12/1/22	1,450,000	1,576,875

TOTAL SERVICES		2,628,125

Super Retail - 0.2%
JC Penney Corp., Inc. 5.875% 7/1/23 (g)	1,020,000	1,030,200
PetSmart, Inc.:
5.875% 6/1/25 (g)	1,500,000	1,308,750
8.875% 6/1/25 (g)	1,000,000	795,500

TOTAL SUPER RETAIL		3,134,450

Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	1,004,000	1,023,207
4.42% 6/15/21 (g)	3,030,000	3,180,909
NXP BV/NXP Funding LLC 4.125% 6/1/21 (g)	2,665,000	2,788,256

TOTAL TECHNOLOGY		6,992,372

Telecommunications - 0.6%
Altice Financing SA 7.5% 5/15/26 (g)	3,095,000	3,404,500
SFR Group SA:
6% 5/15/22 (g)	450,000	470,250
6.25% 5/15/24 (g)	1,930,000	2,038,080
7.375% 5/1/26 (g)	3,010,000	3,250,800

TOTAL TELECOMMUNICATIONS		9,163,630

TOTAL NONCONVERTIBLE BONDS
(Cost $42,416,894)		43,883,645
	Shares	Value

Common Stocks - 0.5%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	5,169,618
Metals/Mining - 0.1%
Warrior Met Coal, Inc. Class A	52,896	1,184,421
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,439,171
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	23,635	450,956
TOTAL COMMON STOCKS
(Cost $10,774,909)		8,244,166

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(h)
(Cost $45,406)	45,930	45,930

Money Market Funds - 11.5%
Fidelity Cash Central Fund, 1.09%(i)
(Cost $187,793,103)	187,761,808	187,799,360
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $1,710,974,663)		1,698,887,875
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(64,381,844)
NET ASSETS - 100%		$1,634,506,031

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 instrument

 (f) Non-income producing - Security is in default.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,579,270 or 2.4% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$919,887
Total	$919,887

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,439,171	$1,439,171	$--	$--
Energy	1,184,421	--	1,184,421	--
Materials	5,169,618	5,169,618	--	--
Telecommunication Services	450,956	450,956	--	--
Bank Loan Obligations	1,458,914,774	--	1,454,578,831	4,335,943
Corporate Bonds	43,883,645	--	43,883,645	--
Other	45,930	--	--	45,930
Money Market Funds	187,799,360	187,799,360	--	--
Total Investments in Securities:	$1,698,887,875	$194,859,105	$1,499,646,897	$4,381,873

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,523,181,560)	$1,511,088,515
Fidelity Central Funds (cost $187,793,103)	187,799,360
Total Investment in Securities (cost $1,710,974,663)		$1,698,887,875
Cash		6,016,317
Receivable for investments sold		18,025,832
Receivable for fund shares sold		46,055
Dividends receivable		9,156
Interest receivable		7,144,854
Distributions receivable from Fidelity Central Funds		160,696
Total assets		1,730,290,785
Liabilities
Payable for investments purchased	$95,292,719
Payable for fund shares redeemed	120,164
Distributions payable	360,738
Other payables and accrued expenses	11,133
Total liabilities		95,784,754
Net Assets		$1,634,506,031
Net Assets consist of:
Paid in capital		$1,640,523,078
Undistributed net investment income		658,843
Accumulated undistributed net realized gain (loss) on investments		5,410,898
Net unrealized appreciation (depreciation) on investments		(12,086,788)
Net Assets, for 15,843,331 shares outstanding		$1,634,506,031
Net Asset Value, offering price and redemption price per share ($1,634,506,031 ÷ 15,843,331 shares)		$103.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$623,451
Interest		81,488,854
Income from Fidelity Central Funds		919,887
Total income		83,032,192
Expenses
Custodian fees and expenses	$34,809
Independent directors' fees and expenses	6,512
Legal	942,467
Miscellaneous	23
Total expenses before reductions	983,811
Expense reductions	(31,008)	952,803
Net investment income (loss)		82,079,389
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,357,974
Fidelity Central Funds	27,096
Total net realized gain (loss)		4,385,070
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,915,393
Fidelity Central Funds	(39,174)
Total change in net unrealized appreciation (depreciation)		4,876,219
Net gain (loss)		9,261,289
Net increase (decrease) in net assets resulting from operations		$91,340,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,079,389	$81,626,121
Net realized gain (loss)	4,385,070	(50,147,531)
Change in net unrealized appreciation (depreciation)	4,876,219	52,616,778
Net increase (decrease) in net assets resulting from operations	91,340,678	84,095,368
Distributions to shareholders from net investment income	(81,420,546)	(77,790,414)
Distributions to shareholders from net realized gain	(808,840)	–
Total distributions	(82,229,386)	(77,790,414)
Affiliated share transactions
Proceeds from sales of shares	243,935,396	140,260,392
Reinvestment of distributions	23,568,043	11,077,827
Cost of shares redeemed	(256,527,613)	(141,012,632)
Net increase (decrease) in net assets resulting from share transactions	10,975,826	10,325,587
Total increase (decrease) in net assets	20,087,118	16,630,541
Net Assets
Beginning of period	1,614,418,913	1,597,788,372
End of period	$1,634,506,031	$1,614,418,913
Other Information
Undistributed net investment income end of period	$658,843	$–
Shares
Sold	2,363,592	1,384,732
Issued in reinvestment of distributions	228,146	111,315
Redeemed	(2,479,226)	(1,426,264)
Net increase (decrease)	112,512	69,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$102.63	$102.02	$107.17	$106.39	$104.53
Income from Investment Operations
Net investment income (loss)A	5.268	5.424	5.449	5.658	6.526
Net realized and unrealized gain (loss)	.545	.357	(5.445)	.412	.838
Total from investment operations	5.813	5.781	.004	6.070	7.364
Distributions from net investment income	(5.223)	(5.171)	(5.154)	(5.290)	(5.504)
Distributions from net realized gain	(.050)	–	–	–	–
Total distributions	(5.273)	(5.171)	(5.154)	(5.290)	(5.504)
Net asset value, end of period	$103.17	$102.63	$102.02	$107.17	$106.39
Total ReturnB	5.77%	5.95%	(.03)%	5.78%	7.19%
Ratios to Average Net AssetsC,D
Expenses before reductions	.06%	- %E	- %E	- %E	- %E
Expenses net of fee waivers, if any	.06%	- %E	- %E	- %E	- %E
Expenses net of all reductions	.06%	- %E	- %E	- %E	- %E
Net investment income (loss)	5.09%	5.45%	5.15%	5.25%	6.15%
Supplemental Data
Net assets, end of period (000 omitted)	$1,634,506	$1,614,419	$1,597,788	$1,653,285	$1,342,624
Portfolio turnover rateF	78%	48%	37%G	66%	90%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to October 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,738,719
Gross unrealized depreciation	(33,167,760)
Net unrealized appreciation (depreciation)	$(12,429,041)
Tax Cost	$1,711,316,916

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$5,195,938
Undistributed long-term capital gain	$1,216,056
Net unrealized appreciation (depreciation) on securities and other investments	$(12,429,041)

The tax character of distributions paid was as follows:

September 30, 2017
Ordinary Income	$81,873,496
Long-term Capital Gains	355,890
Total	$82,229,386

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities, aggregated $1,194,611,810 and $1,227,773,280, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

The investment adviser has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,474.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $25,534.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates were named as defendants in a lawsuit filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. In September 2017, an opinion was issued in a trial intended to help determine the value of any remaining, unreleased collateral. Management is evaluating the impact of this ruling and the parties have agreed to mediation. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $32,518,731 received in 2009. The Fund is also incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 16, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Actual	.0287%	$1,000.00	$1,021.40	$.15
Hypothetical-C		$1,000.00	$1,024.92	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $1,571,946, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $53,992,911 of distributions paid during the period January 1, 2017 to September 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Floating Rate Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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FR1-ANN-1117
1.814672.112

Fidelity® High Income Central Fund 1 Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Past 10 years
Fidelity® High Income Central Fund 1	9.54%	6.30%	7.60%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 1 on September 30, 2007.

The chart shows how the value of your investment would have changed, and also shows how the The BofA Merrill Lynch℠ US High Yield Constrained Index performed over the same period.

Period Ending Values
$20,806	Fidelity® High Income Central Fund 1
$21,206	The BofA Merrill Lynch℠ US High Yield Constrained Index

Management's Discussion of Fund Performance

Market Recap:  Helped by a resurgence in investor risk appetite, U.S. corporate high-yield bonds gained 9.03% for the year ending September 30, 2017, as measured by The BofA Merrill Lynch℠ US High Yield Constrained Index. One of very few interruptions to a steady uptrend was in November 2016, when the energy-heavy high-yield market had its first negative month since January 2016 after bond yields backed up amid rising interest rates and a brief, sharp decline in oil prices. High-yield bonds bounced back strongly in December and maintained momentum into late July, rising along with other risk assets and supported by the view that the new administration’s agenda would be stimulative for the U.S. economy. Although heightened geopolitical risk and some industry-specific developments hampered high yield for a brief stretch in early August, the strongly favorable environment for risk assets in the first half of the period prevailed overall. Accordingly, lower-quality bonds within the index fared best for the full year, roughly doubling the return of higher-quality tiers. By industry, gains were broad-based, with metals/mining, chemicals, energy and steel boosted by firming commodities prices and the potential for increased infrastructure spending in the U.S. Notable laggards included food & drug retail and super retail, as well as the defensive-oriented health care industry.

Comments from Portfolio Manager Matthew Conti:  For the year, the fund gained 9.54%, ahead of its benchmark, The BofA Merrill Lynch US High Yield Constrained Index. From a credit-quality perspective, security selection among BB-rated bonds boosted relative performance the most. At the sector/industry level, the fund benefited from security selection in the gaming group. Here, our out-of-index position in Hong Kong-based Melco Crown gained 43% for the year, aided by increased cash flows, a successful rebranding campaign, and investor optimism regarding the company's potential entry into the Japanese market. Picks in banks & thrifts, specifically Credit Agricole and Barclays, our largest individual contributor this period, also helped, as did an overweight stake in diversified financial services company Icahn Enterprises, whose bonds performed well the past 12 months. Positioning in telecom, namely mobile carrier Sprint, also helped. Conversely, positioning in energy and super retail dented relative results. Untimely ownership of securities issued by natural gas exploration & production company Southwestern Energy particularly hurt; I trimmed our exposure here prior to a rise in oil prices that lifted this index constituent. It also hurt to overweight the weak food & drug retail industry. Lastly, a cash position of about 2%, on average, weighed on relative performance in an uptrending market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Five Holdings as of September 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.6	2.1
Altice SA	2.0	2.2
NXP BV/NXP Funding LLC	1.8	1.5
TransDigm, Inc.	1.6	0.9
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5	1.1
	9.5

Top Five Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Energy	14.4	11.5
Telecommunications	8.2	13.1
Technology	7.9	7.5
Healthcare	7.2	6.5
Utilities	6.2	5.7

Quality Diversification (% of fund's net assets)

As of September 30, 2017
BBB	1.0%
BB	47.1%
B	38.1%
CCC,CC,C	8.6%
Not Rated	1.6%
Equities	0.5%
Short-Term Investments and Net Other Assets	3.1%

As of March 31, 2017
BBB	0.6%
BB	44.3%
B	41.6%
CCC,CC,C	8.6%
Not Rated	1.4%
Equities	0.3%
Short-Term Investments and Net Other Assets	3.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of September 30, 2017*
Nonconvertible Bonds	81.9%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	0.3%
Bank Loan Obligations	10.9%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.1%

 * Foreign investments - 24.6%

As of March 31, 2017*
Nonconvertible Bonds	80.2%
Convertible Bonds, Preferred Stocks	0.2%
Common Stocks	0.1%
Bank Loan Obligations	9.6%
Other Investments	6.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.2%

 * Foreign investments - 30.6%

Investments September 30, 2017

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.9%
	Principal Amount	Value
Aerospace - 1.7%
DAE Funding LLC:
4% 8/1/20 (a)	$295,000	$300,900
4.5% 8/1/22 (a)	1,685,000	1,726,914
5% 8/1/24 (a)	3,320,000	3,403,000
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,971,250
6.375% 6/15/26	275,000	281,705
6.5% 5/15/25	915,000	942,450

TOTAL AEROSPACE		8,626,219

Air Transportation - 1.9%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,410,000	3,446,828
Allegiant Travel Co. 5.5% 7/15/19	550,000	568,150
American Airlines Group, Inc. 4.625% 3/1/20 (a)	550,000	565,813
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (a)	156,815	164,122
Continental Airlines, Inc. pass-thru trust certificates 9.798% 4/1/21	786,462	863,143
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	529,118	603,194
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	953,431
Series 2013-1 Class B, 5.375% 11/15/21	159,521	169,691
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	391,368	414,850
United Continental Holdings, Inc. 4.25% 10/1/22	1,940,000	1,954,550

TOTAL AIR TRANSPORTATION		9,703,772

Automotive & Auto Parts - 0.4%
Delphi Jersey Holdings PLC 5% 10/1/25 (a)	560,000	569,800
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,135,000	1,197,425

TOTAL AUTOMOTIVE & AUTO PARTS		1,767,225

Broadcasting - 0.4%
AMC Networks, Inc.:
4.75% 12/15/22	510,000	524,504
4.75% 8/1/25	950,000	959,500
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	160,000	163,632
5% 8/1/27 (a)	600,000	612,000

TOTAL BROADCASTING		2,259,636

Building Materials - 1.2%
Building Materials Corp. of America:
5.125% 2/15/21 (a)	870,000	897,188
6% 10/15/25 (a)	2,100,000	2,291,016
CEMEX Finance LLC 6% 4/1/24 (a)	530,000	563,130
CEMEX S.A.B. de CV 5.7% 1/11/25 (a)	595,000	634,270
Eagle Materials, Inc. 4.5% 8/1/26	1,370,000	1,428,225
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	265,000	273,056

TOTAL BUILDING MATERIALS		6,086,885

Cable/Satellite TV - 5.1%
Altice SA 7.75% 5/15/22 (a)	9,675,000	10,267,564
Altice U.S. Finance SA 5.375% 7/15/23 (a)	1,625,000	1,718,438
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	970,000	966,654
5.125% 5/1/23 (a)	1,675,000	1,744,094
5.125% 5/1/27 (a)	2,910,000	2,950,013
5.5% 5/1/26 (a)	1,855,000	1,922,244
CSC Holdings, Inc. 5.5% 4/15/27 (a)	925,000	962,000
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	2,255,025
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,704,488
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,325,000	1,357,714

TOTAL CABLE/SATELLITE TV		25,848,234

Capital Goods - 0.5%
Belden, Inc. 5.25% 7/15/24 (a)	360,000	375,300
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,245,000	2,346,025

TOTAL CAPITAL GOODS		2,721,325

Chemicals - 2.7%
Axalta Coating Systems 4.875% 8/15/24 (a)	325,000	338,813
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	591,117
3.45% 6/1/23	600,000	592,500
4.5% 12/1/26 (a)	420,000	439,272
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	650,000	684,938
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,575,000	1,689,188
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,110,000	1,123,875
5.25% 6/1/27 (a)	1,000,000	1,010,000
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	1,790,000	1,825,800
Olin Corp. 5.125% 9/15/27	1,725,000	1,802,625
TPC Group, Inc. 8.75% 12/15/20 (a)	350,000	339,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,208,781
Tronox Finance PLC 5.75% 10/1/25 (a)	235,000	240,875
Valvoline, Inc. 4.375% 8/15/25 (a)	970,000	988,188
Versum Materials, Inc. 5.5% 9/30/24 (a)	580,000	614,800

TOTAL CHEMICALS		13,490,272

Containers - 2.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	950,900
4.625% 5/15/23 (a)	3,445,000	3,538,704
6% 2/15/25 (a)	920,000	974,050
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	2,730,000	2,757,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (a)(b)(c)	1,300,000	1,326,000
5.75% 10/15/20	385,000	391,757
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	805,000	829,150

TOTAL CONTAINERS		10,767,861

Diversified Financial Services - 5.1%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	830,000	904,700
FLY Leasing Ltd.:
5.25% 10/15/24 (d)	400,000	401,500
6.75% 12/15/20	975,000	1,015,219
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,745,000	9,007,350
6.25% 2/1/22	3,160,000	3,294,300
6.75% 2/1/24	615,000	648,825
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	1,810,000	1,719,500
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (a)(b)(c)	4,940,000	4,705,350
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	3,141,713
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	640,000	625,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		25,464,057

Diversified Media - 0.4%
Block Communications, Inc. 6.875% 2/15/25 (a)	490,000	531,797
E.W. Scripps Co. 5.125% 5/15/25 (a)	165,000	168,300
MDC Partners, Inc. 6.5% 5/1/24 (a)	930,000	936,975
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	370,000	383,413

TOTAL DIVERSIFIED MEDIA		2,020,485

Energy - 13.7%
Antero Resources Corp.:
5% 3/1/25	1,495,000	1,517,425
5.125% 12/1/22	2,200,000	2,249,500
5.625% 6/1/23 (Reg. S)	2,205,000	2,298,713
Calfrac Holdings LP 7.5% 12/1/20 (a)	550,000	528,688
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	670,000	690,100
5.875% 3/31/25	1,615,000	1,738,144
7% 6/30/24	1,475,000	1,681,500
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,445,900
5.75% 3/15/23	1,715,000	1,582,088
8% 12/15/22 (a)	855,000	921,263
8% 1/15/25 (a)	560,000	565,600
8% 6/15/27 (a)	1,010,000	999,900
Concho Resources, Inc. 4.375% 1/15/25	1,030,000	1,084,075
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (a)(b)(c)	3,330,000	3,321,705
6.875% 6/15/25 (a)	945,000	991,069
Continental Resources, Inc.:
3.8% 6/1/24	375,000	361,875
4.5% 4/15/23	2,460,000	2,466,150
4.9% 6/1/44	395,000	358,463
Covey Park Energy LLC 7.5% 5/15/25 (a)	490,000	507,763
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,067,206
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,175,000	2,218,500
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	730,000	771,975
Ensco PLC:
4.5% 10/1/24	820,000	680,600
5.2% 3/15/25	3,400,000	2,856,000
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	600,000	621,000
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,525,000	2,474,500
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)	695,000	722,800
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.82% 6/15/20 (a)(b)(c)	500,000	508,125
6.25% 5/1/22	550,000	503,250
Gibson Energy, Inc. 6.75% 7/15/21 (a)	355,000	367,425
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,400,000	3,332,000
5.75% 10/1/25 (a)	1,635,000	1,653,394
Jonah Energy LLC 7.25% 10/15/25 (a)	695,000	701,081
Nabors Industries, Inc. 5.5% 1/15/23	2,135,000	2,092,300
Newfield Exploration Co. 5.375% 1/1/26	395,000	415,244
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	340,000	347,225
4.5% 9/15/27 (a)	235,000	239,406
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	260,000	241,800
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	125,000	129,688
4.875% 8/15/27 (a)	125,000	130,981
Noble Holding International Ltd.:
4.625% 3/1/21	1,091,000	1,003,720
7.7% 4/1/25 (b)	865,000	739,575
7.75% 1/15/24	1,265,000	1,122,688
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	203,250
5.375% 1/15/25 (a)	355,000	362,544
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,135,000	1,167,631
Precision Drilling Corp.:
5.25% 11/15/24	325,000	299,000
6.5% 12/15/21	315,000	318,938
7.75% 12/15/23	245,000	249,900
Range Resources Corp.:
4.875% 5/15/25	920,000	906,200
5% 3/15/23 (a)	920,000	913,100
SemGroup Corp. 7.25% 3/15/26 (a)	475,000	477,375
SESI LLC 7.75% 9/15/24 (a)	310,000	320,850
Summit Midstream Holdings LLC 5.75% 4/15/25	890,000	903,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	380,000	387,600
6.75% 3/15/24	1,445,000	1,567,825
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	1,530,000	1,591,200
The Williams Companies, Inc.:
3.7% 1/15/23	3,535,000	3,517,325
4.55% 6/24/24	580,000	600,300
Whiting Petroleum Corp. 5% 3/15/19	790,000	790,237
WPX Energy, Inc.:
5.25% 9/15/24	1,875,000	1,879,688
6% 1/15/22	1,310,000	1,354,213

TOTAL ENERGY		69,060,930

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26	395,000	389,569
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	320,000	333,600
5.875% 3/15/25	145,000	151,888
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,390,986	2,343,166

TOTAL ENTERTAINMENT/FILM		3,218,223

Environmental - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	660,000	689,700
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	200,000	205,250
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	918,750

TOTAL ENVIRONMENTAL		1,813,700

Food & Drug Retail - 1.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,850,000	1,628,000
Albertsons, Inc.:
7.45% 8/1/29	265,000	205,375
7.75% 6/15/26	318,000	260,760
8% 5/1/31	1,680,000	1,344,000
8.7% 5/1/30	235,000	193,875
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	280,000	291,200
Tesco PLC 6.15% 11/15/37 (a)	1,553,000	1,619,015
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,365,000	1,572,725

TOTAL FOOD & DRUG RETAIL		7,114,950

Food/Beverage/Tobacco - 1.6%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	845,000	836,550
Cott Holdings, Inc. 5.5% 4/1/25 (a)	600,000	625,500
ESAL GmbH 6.25% 2/5/23 (a)	745,000	722,091
JBS Investments GmbH 7.25% 4/3/24 (a)	594,000	593,258
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	345,000	345,863
Lamb Weston Holdings, Inc. 4.625% 11/1/24 (a)	935,000	974,738
Minerva Luxembourg SA 6.5% 9/20/26 (a)	820,000	828,405
Post Holdings, Inc. 5.75% 3/1/27 (a)	710,000	731,300
Vector Group Ltd. 6.125% 2/1/25 (a)	2,245,000	2,323,575

TOTAL FOOD/BEVERAGE/TOBACCO		7,981,280

Gaming - 3.6%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)(d)	1,485,000	1,485,000
Eldorado Resorts, Inc. 6% 4/1/25	390,000	409,500
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,195,000	2,205,494
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,374,650
4.5% 1/15/28 (a)	955,000	963,404
Scientific Games Corp.:
6.625% 5/15/21	4,015,000	4,115,375
7% 1/1/22 (a)	190,000	201,638
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,087,604
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,512,829
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	375,000	382,031
5.5% 10/1/27 (a)	1,125,000	1,141,172

TOTAL GAMING		17,878,697

Healthcare - 7.0%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,585,000	3,629,813
Community Health Systems, Inc.:
6.25% 3/31/23	2,010,000	1,974,825
6.875% 2/1/22	3,335,000	2,617,975
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	965,000	993,082
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,402,875
5% 3/15/24	2,450,000	2,609,250
5.875% 2/15/26	910,000	977,113
HealthSouth Corp.:
5.125% 3/15/23	545,000	563,230
5.75% 9/15/25	1,495,000	1,555,249
IMS Health, Inc. 5% 10/15/26 (a)	1,130,000	1,197,800
Kindred Healthcare, Inc.:
8% 1/15/20	340,000	333,945
8.75% 1/15/23	395,000	368,298
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	240,000	238,800
5.5% 4/15/25 (a)	250,000	225,625
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	579,125
5.25% 8/1/26	1,860,000	1,920,450
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	402,675
5.5% 2/1/21	730,000	750,615
Teleflex, Inc. 4.875% 6/1/26	2,200,000	2,282,500
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,140,469
4.625% 7/15/24 (a)	740,000	733,310
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	2,010,000	2,007,488
5.625% 12/1/21 (a)	2,790,000	2,608,650
5.875% 5/15/23 (a)	1,780,000	1,573,075
VPI Escrow Corp. 6.375% 10/15/20 (a)	1,445,000	1,448,613

TOTAL HEALTHCARE		35,134,850

Homebuilders/Real Estate - 2.9%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27 (a)(d)	950,000	950,000
CalAtlantic Group, Inc.:
5.25% 6/1/26	2,220,000	2,297,700
5.875% 11/15/24	580,000	633,650
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,055,000	1,076,100
M/I Homes, Inc.:
5.625% 8/1/25 (a)	265,000	270,631
6.75% 1/15/21	2,730,000	2,849,438
Mattamy Group Corp.:
6.5% 10/1/25 (a)	445,000	456,125
6.875% 12/15/23 (a)	260,000	271,538
Starwood Property Trust, Inc. 5% 12/15/21	1,255,000	1,309,906
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	950,000	1,007,000
Toll Brothers Finance Corp. 4.875% 3/15/27	1,922,000	1,984,657
TRI Pointe Homes, Inc. 5.25% 6/1/27	815,000	828,244
William Lyon Homes, Inc. 7% 8/15/22	765,000	791,775

TOTAL HOMEBUILDERS/REAL ESTATE		14,726,764

Hotels - 0.4%
Hilton Escrow Issuer LLC 4.25% 9/1/24	790,000	805,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	760,000	782,800
4.875% 4/1/27	450,000	472,500

TOTAL HOTELS		2,061,100

Insurance - 0.2%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	1,160,000	1,181,750
Leisure - 0.7%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	460,000	437,000
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24(a)	420,000	460,530
Silversea Cruises 7.25% 2/1/25 (a)	440,000	470,800
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	483,000
7.25% 11/30/21 (a)	1,040,000	1,114,100
Viking Cruises Ltd. 5.875% 9/15/27 (a)	490,000	491,691

TOTAL LEISURE		3,457,121

Metals/Mining - 2.3%
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,183,063
7.25% 5/15/22 (a)	655,000	670,556
7.25% 4/1/23 (a)	1,075,000	1,107,250
7.5% 4/1/25 (a)	1,010,000	1,032,725
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	425,000	430,313
5.125% 5/15/24 (a)	525,000	531,563
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,130,000	3,082,080
3.875% 3/15/23	625,000	615,625
Murray Energy Corp. 11.25% 4/15/21 (a)	1,265,000	754,256
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,885,000	1,946,263

TOTAL METALS/MINING		11,353,694

Publishing/Printing - 0.3%
Clear Channel International BV 8.75% 12/15/20 (a)	135,000	141,413
Multi-Color Corp. 4.875% 11/1/25 (a)(d)	1,185,000	1,197,976

TOTAL PUBLISHING/PRINTING		1,339,389

Restaurants - 1.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,580,000	1,585,530
5% 10/15/25 (a)	780,000	789,672
5% 10/15/25 (a)(d)	955,000	966,842
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	450,000	463,500
5% 6/1/24 (a)	700,000	737,625
Landry's Acquisition Co. 6.75% 10/15/24 (a)	1,180,000	1,193,275
Yum! Brands, Inc. 5.35% 11/1/43	915,000	860,100

TOTAL RESTAURANTS		6,596,544

Services - 2.8%
APX Group, Inc.:
6.375% 12/1/19	1,336,000	1,366,060
7.625% 9/1/23 (a)	720,000	756,900
8.75% 12/1/20	3,281,000	3,383,531
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,895,475
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	375,000	386,250
4.375% 8/15/27 (a)	395,000	406,850
Avantor, Inc.:
6% 10/1/24 (a)	740,000	758,500
9% 10/1/25 (a)	1,340,000	1,370,994
CDK Global, Inc. 4.875% 6/1/27 (a)	460,000	472,650
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,556,988
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	635,000	593,725

TOTAL SERVICES		13,947,923

Steel - 1.0%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	400,000	424,400
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	1,190,000	1,142,400
Commercial Metals Co. 5.375% 7/15/27	455,000	477,750
Steel Dynamics, Inc.:
4.125% 9/15/25 (a)	1,070,000	1,078,688
5.125% 10/1/21	1,650,000	1,697,438

TOTAL STEEL		4,820,676

Super Retail - 1.1%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	1,515,000	1,181,397
JC Penney Corp., Inc.:
5.65% 6/1/20	1,161,000	1,140,683
7.4% 4/1/37	3,055,000	2,291,250
Netflix, Inc. 4.375% 11/15/26 (a)	660,000	662,270

TOTAL SUPER RETAIL		5,275,600

Technology - 5.5%
EMC Corp. 2.65% 6/1/20	1,995,000	1,974,750
Gartner, Inc. 5.125% 4/1/25 (a)	405,000	427,275
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	1,165,000	1,316,450
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	3,010,000	3,211,971
Micron Technology, Inc. 5.25% 8/1/23 (a)	1,145,000	1,194,235
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,725,000	2,840,813
4.125% 6/1/21 (a)	3,265,000	3,416,006
4.625% 6/1/23 (a)	2,180,000	2,343,500
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	3,204,700
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	2,013,236
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	685,000	750,075
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,545,000	1,758,905
Symantec Corp. 5% 4/15/25 (a)	1,325,000	1,385,460
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	570,000	575,700
TTM Technologies, Inc. 5.625% 10/1/25 (a)	170,000	172,019
VeriSign, Inc. 5.25% 4/1/25	830,000	896,400

TOTAL TECHNOLOGY		27,481,495

Telecommunications - 7.1%
Altice Financing SA:
6.625% 2/15/23 (a)	1,690,000	1,791,400
7.5% 5/15/26 (a)	765,000	841,500
Altice Finco SA 7.625% 2/15/25 (a)	945,000	996,975
CommScope Technologies Finance LLC 5% 3/15/27 (a)	680,000	681,700
Equinix, Inc. 5.375% 5/15/27	495,000	537,694
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,725,000	1,966,500
Inmarsat Finance PLC 4.875% 5/15/22 (a)	660,000	673,200
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,895,000	2,037,125
SBA Communications Corp. 4.875% 9/1/24	260,000	267,475
SFR Group SA:
6% 5/15/22 (a)	2,250,000	2,351,250
6.25% 5/15/24 (a)	1,880,000	1,985,280
Sprint Capital Corp. 6.875% 11/15/28	3,520,000	3,942,400
Sprint Communications, Inc. 6% 11/15/22	810,000	867,121
Sprint Corp.:
7.25% 9/15/21	2,465,000	2,739,231
7.625% 2/15/25	2,020,000	2,316,688
7.875% 9/15/23	1,630,000	1,890,800
T-Mobile U.S.A., Inc. 6.625% 4/1/23	5,045,000	5,309,963
Telecom Italia Capital SA 6% 9/30/34	990,000	1,095,188
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	1,145,000	1,289,556
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	1,420,000	1,505,200
6.375% 5/15/25	525,000	565,756

TOTAL TELECOMMUNICATIONS		35,652,002

Transportation Ex Air/Rail - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,640,000	3,839,600
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	475,000	392,469
Teekay Corp. 8.5% 1/15/20	180,000	182,700

TOTAL TRANSPORTATION EX AIR/RAIL		4,414,769

Utilities - 5.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,564,300
DPL, Inc. 6.75% 10/1/19	1,390,000	1,452,550
Dynegy, Inc.:
7.625% 11/1/24	1,765,000	1,828,981
8.125% 1/30/26 (a)	785,000	808,550
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,807,313
7% 6/15/23	4,980,000	5,004,900
InterGen NV 7% 6/30/23 (a)	230,000	224,250
NRG Energy, Inc.:
6.25% 5/1/24	1,235,000	1,284,400
6.625% 1/15/27	425,000	445,188
NRG Yield Operating LLC 5% 9/15/26	1,645,000	1,710,800
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,842,652	5,242,171
The AES Corp.:
4.875% 5/15/23	3,975,000	4,094,250
5.125% 9/1/27	405,000	415,125
6% 5/15/26	390,000	419,738

TOTAL UTILITIES		28,302,516

TOTAL NONCONVERTIBLE BONDS
(Cost $395,044,174)		411,569,944
	Shares	Value

Common Stocks - 0.3%
Energy - 0.3%
Forbes Energy Services Ltd.	76,687	1,303,679
Southwestern Energy Co. (e)	24,185	147,770

TOTAL ENERGY		1,451,449

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	0	16,065
TOTAL COMMON STOCKS
(Cost $4,472,217)		1,467,514

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $1,287,176)	72,600	1,034,550
	Principal Amount	Value

Bank Loan Obligations - 10.9%
Aerospace - 1.0%
TransDigm, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2566% 8/22/24(b)(c)	952,613	953,689
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3269% 6/4/21 (b)(c)	1,387,974	1,390,916
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2692% 6/9/23 (b)(c)	2,896,323	2,903,275

TOTAL AEROSPACE		5,247,880

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 12/14/23 (b)(c)	1,355,000	1,357,073
Broadcasting - 0.3%
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/18/20 (b)(c)	1,145,000	1,149,294
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.235% 10/4/23 (b)(c)	423,938	424,336

TOTAL BROADCASTING		1,573,630

Cable/Satellite TV - 0.4%
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 9/30/25 (b)(c)	1,200,000	1,196,100
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2372% 1/19/21 (b)(c)	601,975	601,879

TOTAL CABLE/SATELLITE TV		1,797,979

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	60,465	60,679
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	139,535	140,029

TOTAL CHEMICALS		200,708

Containers - 0.1%
Anchor Glass Container Corp. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.0672% 12/7/24 (b)(c)	360,000	362,999
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2359% 2/5/23 (b)(c)	244,708	245,589

TOTAL CONTAINERS		608,588

Diversified Financial Services - 0.3%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (c)(g)	125,000	126,289
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/11/22 (b)(c)	1,515,000	1,439,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/10/21(b)(c)	126,750	125,588

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,691,127

Energy - 0.2%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)	741,860	747,424
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/22 (b)(c)	770,000	768,013
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	390,000	390,488
Food & Drug Retail - 0.6%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	488,975	469,416
JBS USA Lux SA Tranche B, term loan LIBOR (US)(3 MO) RATE + 2.500% 3.8038% 10/30/22 (b)(c)	1,298,475	1,282,244
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 6/16/23 (b)(c)	985,050	988,744

TOTAL FOOD & DRUG RETAIL		2,740,404

Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/7/23 (c)(g)	50,000	50,417
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4873% 5/24/24 (b)(c)	264,338	264,850

TOTAL FOOD/BEVERAGE/TOBACCO		315,267

Gaming - 0.6%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 4/18/24 (b)(c)	987,525	991,357
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (c)(g)	1,290,000	1,281,938
3 month U.S. LIBOR + 7.000% 8/11/25 (c)(g)	430,000	430,000
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5143% 8/14/24 (b)(c)	345,000	345,324

TOTAL GAMING		3,048,619

Healthcare - 0.2%
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/1/23 (b)(c)	1,088,084	1,090,130
Insurance - 0.2%
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (c)(g)	855,000	851,794
3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (c)	170,000	169,363

TOTAL INSURANCE		1,021,157

Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(c)	1,183,607	1,082,515
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/14/20 (b)(c)	1,719,163	1,722,034
Restaurants - 0.3%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5232% 2/17/24 (b)(c)	1,405,074	1,402,615
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	65,000	66,045
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	305,000	306,254
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 4/7/21 (b)(c)	2,695,381	2,697,915

TOTAL SERVICES		3,070,214

Super Retail - 0.8%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 2/3/25 (b)(c)	265,000	252,678
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9817% 2/3/24 (b)(c)	279,300	267,329
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (b)(c)	3,693,431	3,587,245

TOTAL SUPER RETAIL		4,107,252

Technology - 2.4%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7372% 9/15/20 (b)(c)	1,226,667	1,225,133
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	1,151,407	1,162,299
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (b)(c)	1,961,233	1,963,685
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 2/15/24 (b)(c)	1,574,354	1,578,290
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	2,307,592	2,319,753
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(c)	598,014	582,065
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(c)	445,000	434,712
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	1,131,327	1,128,216
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 7/13/23 (b)(c)	1,846,350	1,854,437

TOTAL TECHNOLOGY		12,248,590

Telecommunications - 1.1%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (b)(c)	513,713	514,036
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4856% 2/22/24 (b)(c)	1,195,000	1,194,068
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (b)(c)	1,676,575	1,652,650
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 1/31/25 (b)(c)	150,000	148,313
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (b)(c)	1,546,125	1,538,008
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	437,800	438,076
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	39,700	39,973

TOTAL TELECOMMUNICATIONS		5,525,124

Transportation Ex Air/Rail - 0.0%
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (b)(c)	15,000	14,700
Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/3/20 (b)(c)	1,495,340	1,492,349
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (b)(c)	259,091	259,306
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	1,268,625	1,269,158

TOTAL UTILITIES		3,020,813

TOTAL BANK LOAN OBLIGATIONS
(Cost $54,648,751)		54,792,344

Preferred Securities - 3.6%
Banks & Thrifts - 3.6%
Bank of America Corp.:
6.1% (b)(h)	2,010,000	2,220,767
6.25% (b)(h)	2,310,000	2,557,144
Barclays Bank PLC 7.625% 11/21/22	4,215,000	4,958,122
Barclays PLC 8.25% (b)(h)	40,000	42,395
Citigroup, Inc.:
5.875% (b)(h)	2,735,000	2,858,483
5.95% (b)(h)	760,000	838,830
Credit Agricole SA:
6.625% (a)(b)(h)	1,405,000	1,452,708
7.875% (a)(b)(h)	205,000	229,627
JPMorgan Chase & Co. 5.3% (b)(h)	455,000	484,364
Royal Bank of Scotland Group PLC 7.5% (b)(h)	2,195,000	2,299,166
TOTAL BANKS & THRIFTS
(Cost $16,471,012)		17,941,606
	Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.09%(i)
(Cost $20,338,058)	20,333,991	20,338,058
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $492,261,388)		507,144,016
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(4,680,734)
NET ASSETS - 100%		$502,463,282

Amounts shown as 0 may represent less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,734,421 or 44.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Level 3 instrument

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$133,947
Total	$133,947

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$2,485,999	$1,451,449	$1,034,550	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	411,569,944	--	411,569,944	--
Bank Loan Obligations	54,792,344	--	54,044,920	747,424
Preferred Securities	17,941,606	--	17,941,606	--
Money Market Funds	20,338,058	20,338,058	--	--
Total Investments in Securities:	$507,144,016	$21,789,507	$484,591,020	$763,489

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.4%
Canada	5.7%
Luxembourg	4.8%
United Kingdom	3.3%
Netherlands	3.1%
Cayman Islands	1.6%
France	1.5%
Multi-National	1.3%
Ireland	1.1%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $471,923,330)	$486,805,958
Fidelity Central Funds (cost $20,338,058)	20,338,058
Total Investment in Securities (cost $492,261,388)		$507,144,016
Cash		184,833
Receivable for investments sold		516,907
Receivable for fund shares sold		86,343
Dividends receivable		56,719
Interest receivable		6,760,668
Distributions receivable from Fidelity Central Funds		18,209
Total assets		514,767,695
Liabilities
Payable for investments purchased
Regular delivery	$7,109,566
Delayed delivery	4,978,225
Payable for fund shares redeemed	212,591
Other payables and accrued expenses	4,031
Total liabilities		12,304,413
Net Assets		$502,463,282
Net Assets consist of:
Paid in capital		$472,983,886
Distributions in excess of net investment income		(306,720)
Accumulated undistributed net realized gain (loss) on investments		14,903,488
Net unrealized appreciation (depreciation) on investments		14,882,628
Net Assets, for 4,989,311 shares outstanding		$502,463,282
Net Asset Value, offering price and redemption price per share ($502,463,282 ÷ 4,989,311 shares)		$100.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$2,276,618
Interest		33,883,162
Income from Fidelity Central Funds		133,947
Total income		36,293,727
Expenses
Custodian fees and expenses	$12,822
Independent directors' fees and expenses	2,518
Legal	205
Miscellaneous	8
Total expenses before reductions	15,553
Expense reductions	(6,056)	9,497
Net investment income (loss)		36,284,230
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,950,131
Fidelity Central Funds	3,985
Total net realized gain (loss)		19,954,116
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(2,126,197)
Fidelity Central Funds	(6,995)
Total change in net unrealized appreciation (depreciation)		(2,133,192)
Net gain (loss)		17,820,924
Net increase (decrease) in net assets resulting from operations		$54,105,154

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$36,284,230	$72,793,472
Net realized gain (loss)	19,954,116	(49,462,147)
Change in net unrealized appreciation (depreciation)	(2,133,192)	85,303,996
Net increase (decrease) in net assets resulting from operations	54,105,154	108,635,321
Distributions to shareholders from net investment income	(36,596,557)	(68,575,216)
Distributions to shareholders from net realized gain	(1,402,290)	–
Total distributions	(37,998,847)	(68,575,216)
Affiliated share transactions
Proceeds from sales of shares	33,665,085	147,678,266
Reinvestment of distributions	37,995,896	68,572,135
Cost of shares redeemed	(380,292,695)	(473,432,773)
Net increase (decrease) in net assets resulting from share transactions	(308,631,714)	(257,182,372)
Total increase (decrease) in net assets	(292,525,407)	(217,122,267)
Net Assets
Beginning of period	794,988,689	1,012,110,956
End of period	$502,463,282	$794,988,689
Other Information
Distributions in excess of net investment income end of period	$(306,720)	$–
Shares
Sold	340,251	1,567,514
Issued in reinvestment of distributions	383,006	735,616
Redeemed	(3,843,320)	(4,968,121)
Net increase (decrease)	(3,120,063)	(2,664,991)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity High Income Central Fund 1

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$98.03	$93.94	$102.00	$101.40	$101.43
Income from Investment Operations
Net investment income (loss)A	6.145	6.453	6.303	6.317	6.723
Net realized and unrealized gain (loss)	2.919	3.688	(8.196)	.503	(.282)
Total from investment operations	9.064	10.141	(1.893)	6.820	6.441
Distributions from net investment income	(6.169)	(6.051)	(6.167)	(6.220)	(6.471)
Distributions from net realized gain	(.215)	–	–	–	–
Total distributions	(6.384)	(6.051)	(6.167)	(6.220)	(6.471)
Net asset value, end of period	$100.71	$98.03	$93.94	$102.00	$101.40
Total ReturnB	9.54%	11.32%	(2.06)%	6.77%	6.46%
Ratios to Average Net AssetsC,D
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	6.18%	6.92%	6.31%	6.07%	6.54%
Supplemental Data
Net assets, end of period (000 omitted)	$502,463	$794,989	$1,012,111	$457,907	$406,018
Portfolio turnover rateF	58%	59%	57%	74%	87%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner’s share of the Fund’s income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner’s tax return. Due to the Fund’s previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to October 1, 2016.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$21,997,446
Gross unrealized depreciation	(7,245,053)
Net unrealized appreciation (depreciation)	$14,752,393
Tax Cost	$492,391,623

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,007,446
Undistributed long-term capital gain	$11,719,557
Net unrealized appreciation (depreciation) on securities and other investments	$14,752,393

The tax character of distributions paid was as follows:

September 30, 2017
Ordinary Income	37,509,676
Long-term Capital Gains	489,171
Total	$37,998,847

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,075,894 and $568,911,866, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,179.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,877.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity High Income Central Fund 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 1 as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 16, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Thomas C. Hense (1964)

Year of Election or Appointment: 2008, 2010, or 2015

Vice President

Mr. Hense serves as Vice President of Fidelity Advisor® Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds), and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Actual	.0024%	$1,000.00	$1,043.90	$.01
Hypothetical-C		$1,000.00	$1,025.06	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $ 12,208,728, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $17,858,760 of distributions paid during the period January 1, 2017 to September 30, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 1

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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Fidelity® Emerging Markets Equity Central Fund Annual Report September 30, 2017

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Directors and Officers (Trustees and Officers)
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended September 30, 2017	Past 1 year	Past 5 years	Life of fundA
Fidelity® Emerging Markets Equity Central Fund	24.55%	6.93%	12.97%

 A From December 9, 2008

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Emerging Markets Equity Central Fund on December 9, 2008, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the MSCI Emerging Markets Index performed over the same period.

Period Ending Values
$29,300	Fidelity® Emerging Markets Equity Central Fund
$25,646	MSCI Emerging Markets Index

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 19.81% for the year ending September 30, 2017, benefiting in part from a generally weak U.S. dollar. Regionally, favorable election results in the eurozone suggested ebbing political uncertainty and near-term risk. Europe (+26%) roughly doubled the gain of the U.K. (+13%), which faced more-mixed conditions ahead of its expected exit from the European Union. Despite central-bank easing – and pressured more recently by yen strength – Japan (+14%) lagged the rest of the Asia-Pacific group (+17%). Commodity-price volatility slowed Canada (+16%), but the emerging-markets (EM) group (+23%) sped ahead of the MSCI index. Among MSCI index sectors, information technology (+36%) led the way, helped by a surge among Chinese internet-related names. Financials (+29%) rode atop rising interest rates that, at the same time, weighed on real estate (+11%), telecom (+6%), consumer staples (+6%) and utilities (+11%) – so-called “bond proxy” sectors. Materials (+26%) and industrials (+21%) responded to demand from China, a rise in certain commodity prices and calls for higher U.S. infrastructure spending. Energy stocks (+18%) gained overall; oil prices peaked in early 2017 but then lost considerable ground in the spring before rebounding through September 30. Health care (+8%) lagged on early-period turmoil around drug pricing and health care legislation.

Comments from Co-Portfolio Manager Timothy Gannon:  For the year, the fund gained 24.55%, outpacing the 22.91% result of its benchmark, the MSCI Emerging Markets Index. The fund’s outperformance was the result of solid stock selection – particularly within the consumer discretionary, industrials and consumer staples sectors. A modest cash position of about 2%, on average, hurt relative performance. To a lesser extent, sector allocation also detracted. From a country perspective, choices in Brazil contributed the most by far; picks in South Korea detracted most. We were bullish on EM financials, and we liked stocks trading at what we saw as a sizable discount to where we thought they should be. We also liked banks in large markets we thought could benefit from interest rate hikes. Among individual stocks, state-owned Russian banking and financial services firm Sberbank was the fund's No. 1 relative contributor. Sberbank and other Russian stocks gained ground due to an uptick in oil prices and diminished fears about the impact of U.S.-imposed sanctions. Elsewhere, two e-commerce firms proved big contributors: China’s JD.com and Brazil’s B2W Companhia Digital. Conversely, an underweighting in South Korean’s SK Hynix, the world’s second-largest memory-chip maker, was our biggest relative detractor. The stock roughly doubled in value the past year.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of September 30, 2017
Cayman Islands	15.3%
Korea (South)	11.6%
Brazil	9.5%
China	8.4%
India	7.7%
Taiwan	6.6%
South Africa	5.9%
Russia	5.2%
United States of America*	4.9%
Other	24.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

As of March 31, 2017
Cayman Islands	14.6%
Korea (South)	13.3%
Brazil	8.8%
India	7.6%
Taiwan	7.4%
China	6.9%
Russia	5.8%
South Africa	5.2%
Hong Kong	4.5%
Other*	25.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	98.3	97.4
Short-Term Investments and Net Other Assets (Liabilities)	1.7	2.6

Top Ten Stocks as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	4.9	3.7
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet Software & Services)	4.8	1.7
Naspers Ltd. Class N (South Africa, Media)	2.7	2.8
Sberbank of Russia (Russia, Banks)	2.5	2.3
JD.com, Inc. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	1.9	2.4
Largan Precision Co. Ltd. (Taiwan, Electronic Equipment & Components)	1.9	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6	1.3
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.4	1.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.3	2.8
58.com, Inc. ADR (Cayman Islands, Internet Software & Services)	1.3	1.0
	24.3

Top Market Sectors as of September 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	22.3
Information Technology	22.7	21.8
Consumer Discretionary	13.5	13.6
Materials	7.8	7.0
Consumer Staples	6.6	6.8
Energy	6.3	6.7
Industrials	5.0	5.7
Telecommunication Services	4.3	4.9
Utilities	2.5	3.1
Real Estate	2.5	2.4

Investments September 30, 2017

Showing Percentage of Net Assets

Common Stocks - 88.7%
	Shares	Value
Argentina - 0.5%
Grupo Superveille SA sponsored ADR	49,900	$1,232,031
Telecom Argentina SA Class B sponsored ADR	24,900	767,916
YPF SA Class D sponsored ADR (a)	66,800	1,488,304

TOTAL ARGENTINA		3,488,251

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	590,206	351,848
Austria - 0.3%
Erste Group Bank AG	48,316	2,086,891
Bermuda - 1.5%
AGTech Holdings Ltd. (a)	3,020,000	606,969
Credicorp Ltd. (United States)	16,657	3,415,018
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	163,385
PAX Global Technology Ltd.	177,000	94,260
Shangri-La Asia Ltd.	2,888,000	5,353,351
VimpelCom Ltd. sponsored ADR	361,400	1,510,652

TOTAL BERMUDA		11,143,635

Brazil - 4.7%
Azul SA sponsored ADR	41,900	1,150,155
B2W Companhia Global do Varejo (a)	1,177,326	7,858,381
Banco do Brasil SA	282,900	3,117,380
BB Seguridade Participacoes SA	164,600	1,487,930
BR Malls Participacoes SA	422,365	1,876,348
Centrais Eletricas Brasileiras SA (Electrobras) (a)	90,100	562,138
Companhia de Saneamento de Minas Gerais	134,030	1,811,245
Cosan SA Industria e Comercio	151,485	1,731,448
Direcional Engenharia SA (a)	573,700	1,057,862
Localiza Rent A Car SA	123,740	2,254,720
Minerva SA	514,900	1,820,842
Smiles SA	168,700	4,286,812
Vale SA sponsored ADR	688,215	6,930,325

TOTAL BRAZIL		35,945,586

British Virgin Islands - 1.1%
Despegar.com Corp.	48,700	1,558,400
Mail.Ru Group Ltd. GDR (Reg. S) (a)	201,267	6,633,760

TOTAL BRITISH VIRGIN ISLANDS		8,192,160

Canada - 0.4%
Pan American Silver Corp.	137,700	2,347,785
Torex Gold Resources, Inc. (a)	57,260	897,161

TOTAL CANADA		3,244,946

Cayman Islands - 15.1%
58.com, Inc. ADR (a)	152,382	9,621,399
Alibaba Group Holding Ltd. sponsored ADR (a)	209,522	36,186,545
BizLink Holding, Inc.	108,916	993,308
China Biologic Products Holdings, Inc.	8,800	811,976
Ctrip.com International Ltd. ADR (a)	61,900	3,264,606
General Interface Solution Holding Ltd.	57,000	565,815
Haitian International Holdings Ltd.	612,000	1,758,846
JD.com, Inc. sponsored ADR (a)	377,099	14,405,182
NetEase, Inc. ADR	15,400	4,062,674
Secoo Holding Ltd. ADR	24,500	218,050
Silergy Corp.	9,000	205,939
Tencent Holdings Ltd.	858,600	37,538,581
Uni-President China Holdings Ltd.	4,423,400	4,354,543
Vipshop Holdings Ltd. ADR (a)	125,100	1,099,629

TOTAL CAYMAN ISLANDS		115,087,093

Chile - 1.3%
Compania Cervecerias Unidas SA sponsored ADR (b)	109,100	2,938,063
Enersis SA	8,009,255	1,639,266
Inversiones La Construccion SA	91,597	1,432,522
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	39,200	2,181,872
Vina Concha y Toro SA (a)	1,011,874	1,691,595

TOTAL CHILE		9,883,318

China - 8.4%
BBMG Corp. (H Shares)	3,933,500	1,994,042
BYD Co. Ltd. (H Shares)	128,500	1,191,795
China Life Insurance Co. Ltd. (H Shares)	2,659,500	7,972,008
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,159,750	2,354,159
China Molybdenum Co. Ltd. (H Shares)	4,101,000	2,462,196
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,278,100	5,505,667
China Petroleum & Chemical Corp. (H Shares)	2,644,000	1,992,734
China Telecom Corp. Ltd. (H Shares)	5,040,330	2,580,946
Conch Cement Co. Ltd. (H Shares)	568,500	2,266,984
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,352,000	5,443,720
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	313,700	1,508,762
Industrial & Commercial Bank of China Ltd. (H Shares)	16,583,000	12,312,638
Kweichow Moutai Co. Ltd. (A Shares)	37,821	2,942,505
Maanshan Iron & Steel Ltd. (H Shares) (a)	1,590,000	777,536
PICC Property & Casualty Co. Ltd. (H Shares)	1,478,000	2,607,256
Qingdao Haier Co. Ltd.	2,075,100	4,706,355
Shanghai International Airport Co. Ltd. (A Shares)	309,637	1,767,519
Tsingtao Brewery Co. Ltd. (H Shares)	488,000	1,867,889
Zhengzhou Yutong Bus Co. Ltd.	519,636	1,921,280

TOTAL CHINA		64,175,991

Colombia - 0.2%
Bancolombia SA sponsored ADR	33,620	1,539,460
Cyprus - 0.1%
Etalon Group PLC GDR (Reg. S)	192,700	796,815
Czech Republic - 0.2%
MONETA Money Bank A/S	432,921	1,524,283
Egypt - 0.0%
Six of October Development & Investment Co. (a)	135,300	111,920
Greece - 0.3%
Titan Cement Co. SA (Reg.)	106,500	2,696,186
Hong Kong - 4.4%
AIA Group Ltd.	207,400	1,529,295
China Mobile Ltd.	23,120	234,713
China Mobile Ltd. sponsored ADR	80,547	4,073,262
China Overseas Land and Investment Ltd.	743,400	2,417,221
China Resources Beer Holdings Co. Ltd.	1,518,666	4,111,806
China Resources Power Holdings Co. Ltd.	996,223	1,798,190
China Unicom Ltd. (a)	177,000	247,459
China Unicom Ltd. sponsored ADR (a)	141,500	1,985,245
CNOOC Ltd.	4,805,000	6,220,322
CSPC Pharmaceutical Group Ltd.	1,354,000	2,267,182
Far East Horizon Ltd.	5,147,074	4,836,336
Sinotruk Hong Kong Ltd.	1,712,000	2,371,325
Techtronic Industries Co. Ltd.	308,000	1,644,170

TOTAL HONG KONG		33,736,526

India - 7.7%
Adani Ports & Special Economic Zone Ltd.	424,312	2,447,704
Axis Bank Ltd.	573,498	4,470,931
Bharat Petroleum Corp. Ltd.	458,558	3,309,116
Bharti Infratel Ltd.	333,882	2,036,726
Coal India Ltd.	514,554	2,133,930
Eicher Motors Ltd.	2,493	1,191,468
Federal Bank Ltd.	999,354	1,723,736
ICICI Bank Ltd.	481,902	2,044,406
ICICI Bank Ltd. sponsored ADR	266,780	2,283,637
Indraprastha Gas Ltd.	76,756	1,729,860
InterGlobe Aviation Ltd.	44,888	753,838
ITC Ltd.	698,497	2,762,544
JK Cement Ltd.	136,878	1,999,412
Larsen & Toubro Ltd.	149,789	2,619,301
LIC Housing Finance Ltd.	253,778	2,437,722
Lupin Ltd. (a)	189,674	2,944,870
Petronet LNG Ltd.	501,342	1,774,771
Phoenix Mills Ltd. (a)	244,886	1,877,984
Power Grid Corp. of India Ltd.	499,363	1,613,315
Reliance Industries Ltd.	661,650	7,911,231
SREI Infrastructure Finance Ltd.	434,995	683,031
State Bank of India	420,395	1,634,011
Sun Pharmaceutical Industries Ltd.	416,959	3,212,902
Tata Motors Ltd. (a)	421,902	2,593,686
Tejas Networks Ltd.	52,887	240,182

TOTAL INDIA		58,430,314

Indonesia - 2.3%
PT Astra International Tbk	7,094,500	4,161,152
PT Bank Mandiri (Persero) Tbk	7,018,400	3,504,250
PT Bank Rakyat Indonesia Tbk	3,938,100	4,466,143
PT Indocement Tunggal Prakarsa Tbk	703,200	986,746
PT Kalbe Farma Tbk	7,479,800	924,632
PT Link Net Tbk	2,386,000	916,738
PT Lippo Karawaci Tbk	7,332,800	394,705
PT Media Nusantara Citra Tbk	6,040,100	591,947
PT Semen Gresik (Persero) Tbk	2,328,900	1,750,695

TOTAL INDONESIA		17,697,008

Israel - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	1,742,827	2,490,387
Japan - 0.7%
Minebea Mitsumi, Inc.	68,600	1,072,970
Panasonic Corp.	72,100	1,046,314
Sumco Corp.	125,100	1,967,803
TDK Corp.	16,300	1,106,705

TOTAL JAPAN		5,193,792

Korea (South) - 9.7%
AMOREPACIFIC Group, Inc.	30,712	3,312,257
BS Financial Group, Inc.	351,860	3,072,691
Daou Technology, Inc.	131,529	2,027,287
Duk San Neolux Co. Ltd.	38,340	729,890
Fila Korea Ltd. (c)	8,450	505,471
Hanon Systems	155,053	1,706,081
Hyundai Fire & Marine Insurance Co. Ltd.	74,480	2,946,367
Hyundai Glovis Co. Ltd.	14,240	1,840,436
Hyundai Industrial Development & Construction Co. (d)	17,339	540,557
Hyundai Mipo Dockyard Co. Ltd. (a)	14,240	1,170,169
Hyundai Mobis	34,340	7,197,150
InterPark INT Corp.	85,648	688,852
KB Financial Group, Inc.	172,755	8,501,103
KEPCO Plant Service & Engineering Co. Ltd.	20,182	730,529
Korea Electric Power Corp. (c)	43,932	1,492,904
Korea Express Co. Ltd. (a)	13,984	1,996,633
Korean Reinsurance Co.	209,131	2,072,828
KT Corp.	20,164	514,166
KT Corp. sponsored ADR (b)	21,222	294,349
LG Chemical Ltd.	19,955	6,831,040
LG Telecom Ltd.	94,450	1,101,114
NAVER Corp.	3,712	2,414,978
Samsung Electronics Co. Ltd.	3,044	6,815,719
Samsung Life Insurance Co. Ltd.	29,121	2,873,649
Samsung SDI Co. Ltd. (c)	23,925	4,147,262
Shinhan Financial Group Co. Ltd.	182,088	8,049,595
Shinhan Financial Group Co. Ltd. sponsored ADR	1,900	84,170
Viatron Technologies, Inc. (c)	4,228	70,152

TOTAL KOREA (SOUTH)		73,727,399

Mauritius - 0.2%
MakeMyTrip Ltd. (a)(b)	42,600	1,224,750
Mexico - 2.9%
America Movil S.A.B. de CV Series L sponsored ADR	37,700	669,175
CEMEX S.A.B. de CV sponsored ADR	447,627	4,064,453
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	199,096	2,037,973
Grupo Financiero Banorte S.A.B. de CV Series O	719,432	4,961,355
Infraestructura Energetica Nova S.A.B. de CV	271,900	1,522,401
Macquarie Mexican (REIT)	2,879,500	3,812,452
Promotora y Operadora de Infraestructura S.A.B. de CV	117,385	1,242,502
Tenedora Nemak SA de CV	675,724	580,729
Wal-Mart de Mexico SA de CV Series V	1,594,100	3,650,410

TOTAL MEXICO		22,541,450

Netherlands - 1.2%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 9/5/18 (a)(e)	217,200	1,044,639
X5 Retail Group NV GDR (Reg. S) (a)	32,900	1,476,881
Yandex NV Series A (a)	206,710	6,811,095

TOTAL NETHERLANDS		9,332,615

Nigeria - 0.4%
Guaranty Trust Bank PLC	4,170,725	464,705
Guaranty Trust Bank PLC GDR (Reg. S)	166,374	948,332
Transnational Corp. of Nigeria PLC (a)	54,484,294	206,403
Zenith Bank PLC	20,794,780	1,355,426

TOTAL NIGERIA		2,974,866

Pakistan - 0.3%
Habib Bank Ltd.	1,291,600	2,215,607
Panama - 0.2%
Copa Holdings SA Class A	13,600	1,693,608
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	126,200	1,614,098
Philippines - 0.7%
International Container Terminal Services, Inc.	514,830	1,052,170
Metropolitan Bank & Trust Co.	1,824,868	3,101,962
Robinsons Land Corp.	3,201,550	1,591,731

TOTAL PHILIPPINES		5,745,863

Romania - 0.0%
Banca Transilvania SA	334,369	191,034
Russia - 5.2%
Lukoil PJSC sponsored ADR	123,600	6,542,148
MegaFon PJSC	53,100	605,170
MegaFon PJSC GDR	39,100	449,259
MMC Norilsk Nickel PJSC sponsored ADR	261,400	4,500,001
Mobile TeleSystems OJSC	322,370	1,579,388
NOVATEK OAO GDR (Reg. S)	33,300	3,906,090
RusHydro PJSC	109,327,900	1,617,126
Sberbank of Russia	2,540,960	8,496,370
Sberbank of Russia sponsored ADR	752,192	10,707,453
Unipro PJSC	26,189,800	1,106,105

TOTAL RUSSIA		39,509,110

Singapore - 0.2%
First Resources Ltd.	1,228,500	1,711,722
South Africa - 5.9%
Aspen Pharmacare Holdings Ltd.	107,000	2,399,345
Barclays Africa Group Ltd.	202,452	2,078,540
Bidvest Group Ltd.	153,862	1,962,206
FirstRand Ltd.	660,200	2,537,177
Imperial Holdings Ltd.	220,500	3,114,484
Life Healthcare Group Holdings Ltd.	720,300	1,260,907
MTN Group Ltd.	316,026	2,903,319
Naspers Ltd. Class N	95,000	20,489,336
Nedbank Group Ltd.	107,350	1,606,831
Sasol Ltd.	70,100	1,918,272
Telkom SA Ltd.	159,897	700,234
Tiger Brands Ltd.	133,600	3,723,679

TOTAL SOUTH AFRICA		44,694,330

Taiwan - 6.6%
Advantech Co. Ltd.	135,695	965,006
Chroma ATE, Inc.	278,000	979,357
eMemory Technology, Inc.	38,000	486,057
Genius Electronic Optical Co. Ltd. (a)	43,000	553,551
GlobalWafers Co. Ltd.	489,700	4,772,370
King's Town Bank	955,000	1,006,157
LandMark Optoelectronics Corp.	112,000	1,375,432
Largan Precision Co. Ltd.	81,000	14,214,269
MediaTek, Inc.	90,000	843,018
Nanya Technology Corp.	331,000	935,034
PChome Online, Inc.	110,009	563,211
Quanta Computer, Inc.	1,085,000	2,493,432
Taiwan Fertilizer Co. Ltd.	395,000	510,445
Taiwan Semiconductor Manufacturing Co. Ltd.	1,387,869	9,924,520
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,780	66,839
Unified-President Enterprises Corp.	1,736,000	3,629,408
United Microelectronics Corp.	5,868,000	2,935,240
Universal Cement Corp.	282,019	214,024
Wistron NeWeb Corp.	238,654	683,597
Yuanta Financial Holding Co. Ltd.	7,227,448	3,105,330

TOTAL TAIWAN		50,256,297

Thailand - 1.0%
Delta Electronics PCL (For. Reg.)	369,500	967,263
Kasikornbank PCL (For. Reg.)	214,400	1,376,586
PTT Global Chemical PCL (For. Reg.)	1,688,800	3,901,518
Star Petroleum Refining PCL	2,943,400	1,563,102

TOTAL THAILAND		7,808,469

Turkey - 2.0%
Bim Birlesik Magazalar A/S JSC	168,000	3,501,031
Tupras Turkiye Petrol Rafinelleri A/S	115,358	3,937,056
Turkcell Iletisim Hizmet A/S	885,600	3,154,202
Turkcell Iletisim Hizmet A/S sponsored ADR	34,600	305,172
Turkiye Garanti Bankasi A/S	1,500,000	4,075,275

TOTAL TURKEY		14,972,736

United Arab Emirates - 1.6%
DP World Ltd.	85,934	1,930,078
Emaar Properties PJSC (a)	2,367,207	5,472,305
National Bank of Abu Dhabi PJSC (a)	1,668,371	4,633,607

TOTAL UNITED ARAB EMIRATES		12,035,990

United Kingdom - 0.4%
Fresnillo PLC	86,000	1,619,122
Mondi PLC	57,600	1,547,539

TOTAL UNITED KINGDOM		3,166,661

United States of America - 0.5%
Best, Inc. ADR	73,986	885,612
Cognizant Technology Solutions Corp. Class A	39,400	2,858,076

TOTAL UNITED STATES OF AMERICA		3,743,688

TOTAL COMMON STOCKS
(Cost $532,656,207)		676,976,703

Preferred Stocks - 6.9%
Convertible Preferred Stocks - 0.2%
Cayman Islands - 0.2%
China Internet Plus Holdings Ltd. Series A-11 (a)(f)(g)	331,980	1,855,456
Nonconvertible Preferred Stocks - 6.7%
Brazil - 4.8%
Ambev SA sponsored ADR	837,500	5,519,125
Banco do Estado Rio Grande do Sul SA	369,160	2,056,102
Companhia Paranaense de Energia-Copel:
(PN-B) (a)	5,460	48,667
(PN-B) sponsored ADR	223,907	1,983,816
Fibria Celulose SA sponsored ADR	263,800	3,571,852
Itau Unibanco Holding SA sponsored ADR	799,686	10,955,698
Metalurgica Gerdau SA (PN) (a)	1,627,700	2,718,701
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	660,400	6,379,464
Telefonica Brasil SA	219,380	3,495,922
		36,729,347
Korea (South) - 1.9%
Hyundai Motor Co. Series 2	66,345	5,938,559
Samsung Electronics Co. Ltd.	3,346	6,025,091
Samsung Fire & Marine Insurance Co. Ltd.	14,317	2,275,477
		14,239,127

TOTAL NONCONVERTIBLE PREFERRED STOCKS		50,968,474

TOTAL PREFERRED STOCKS
(Cost $37,889,605)		52,823,930
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.06% 11/2/17 to 12/28/17 (h)
(Cost $829,082)	830,000	829,173
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.09%(i)	34,986,950	34,993,948
Fidelity Securities Lending Cash Central Fund 1.10%(i)(j)	1,264,456	1,264,709
TOTAL MONEY MARKET FUNDS
(Cost $36,257,454)		36,258,657
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $607,632,348)		766,888,463
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,702,171)
NET ASSETS - 100%		$763,186,292

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	372	Dec. 2017	$20,260,980	$(143,531)	$(143,531)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,044,639 or 0.1% of net assets.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,855,456 or 0.2% of net assets.

 (g) Level 3 security

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,173.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,166
Fidelity Securities Lending Cash Central Fund	14,697
Total	$199,863

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$104,374,310	$101,472,540	$1,046,314	$1,855,456
Consumer Staples	49,014,300	49,014,300	--	--
Energy	48,889,716	40,676,660	8,213,056	--
Financials	172,831,320	136,723,199	36,108,121	--
Health Care	13,821,814	13,821,814	--	--
Industrials	37,384,907	37,384,907	--	--
Information Technology	171,999,781	121,601,440	50,398,341	--
Materials	61,031,895	59,113,623	1,918,272	--
Real Estate	18,351,481	18,351,481	--	--
Telecommunication Services	32,615,514	30,039,788	2,575,726	--
Utilities	19,485,595	17,992,691	1,492,904	--
Government Obligations	829,173	--	829,173	--
Money Market Funds	36,258,657	36,258,657	--	--
Total Investments in Securities:	$766,888,463	$662,451,100	$102,581,907	$1,855,456
Derivative Instruments:
Liabilities
Futures Contracts	$(143,531)	$(143,531)	$--	$--
Total Liabilities	$(143,531)	$(143,531)	$--	$--
Total Derivative Instruments:	$(143,531)	$(143,531)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$854,888
Level 2 to Level 1	$139,165,251

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(143,531)
Total Equity Risk	0	(143,531)
Total Value of Derivatives	$0	$(143,531)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2017
Assets
Investment in securities, at value (including securities loaned of $1,236,206) — See accompanying schedule: Unaffiliated issuers (cost $571,374,894)	$730,629,806
Fidelity Central Funds (cost $36,257,454)	36,258,657
Total Investment in Securities (cost $607,632,348)		$766,888,463
Cash		536,531
Foreign currency held at value (cost $128,002)		128,003
Receivable for investments sold
Regular delivery		1,474,580
Delayed delivery		337,872
Receivable for fund shares sold		132,730
Dividends receivable		874,230
Distributions receivable from Fidelity Central Funds		29,272
Receivable for daily variation margin on futures contracts		234,360
Other receivables		312,140
Total assets		770,948,181
Liabilities
Payable for investments purchased
Regular delivery	$5,273,768
Delayed delivery	71,783
Payable for fund shares redeemed	407,052
Other payables and accrued expenses	744,736
Collateral on securities loaned	1,264,550
Total liabilities		7,761,889
Net Assets		$763,186,292
Net Assets consist of:
Paid in capital		$577,200,904
Undistributed net investment income		977,533
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,553,500
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		158,454,355
Net Assets, for 3,099,137 shares outstanding		$763,186,292
Net Asset Value, offering price and redemption price per share ($763,186,292 ÷ 3,099,137 shares)		$246.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended September 30, 2017
Investment Income
Dividends		$13,742,950
Interest		12,075
Income from Fidelity Central Funds		199,863
Income before foreign taxes withheld		13,954,888
Less foreign taxes withheld		(1,443,041)
Total income		12,511,847
Expenses
Custodian fees and expenses	$418,200
Independent directors' fees and expenses	2,178
Miscellaneous	7
Total expenses before reductions	420,385
Expense reductions	(1,751)	418,634
Net investment income (loss)		12,093,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $47,713)	30,174,531
Fidelity Central Funds	606
Foreign currency transactions	122,901
Futures contracts	2,462,705
Total net realized gain (loss)		32,760,743
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $198,162)	92,430,477
Fidelity Central Funds	(1,724)
Assets and liabilities in foreign currencies	4,526
Futures contracts	(206,562)
Total change in net unrealized appreciation (depreciation)		92,226,717
Net gain (loss)		124,987,460
Net increase (decrease) in net assets resulting from operations		$137,080,673

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2017	Year ended September 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,093,213	$8,113,164
Net realized gain (loss)	32,760,743	(9,504,506)
Change in net unrealized appreciation (depreciation)	92,226,717	63,033,409
Net increase (decrease) in net assets resulting from operations	137,080,673	61,642,067
Distributions to shareholders from net investment income	(11,115,681)	(7,701,534)
Distributions to shareholders from net realized gain	(2,186,326)	–
Total distributions	(13,302,007)	(7,701,534)
Affiliated share transactions
Proceeds from sales of shares	288,606,531	163,933,550
Reinvestment of distributions	13,077,757	7,659,493
Cost of shares redeemed	(77,097,405)	(47,769,043)
Net increase (decrease) in net assets resulting from share transactions	224,586,883	123,824,000
Total increase (decrease) in net assets	348,365,549	177,764,533
Net Assets
Beginning of period	414,820,743	237,056,210
End of period	$763,186,292	$414,820,743
Other Information
Undistributed net investment income end of period	$977,533	$–
Shares
Sold	1,346,133	902,591
Issued in reinvestment of distributions	60,674	40,928
Redeemed	(355,666)	(266,211)
Net increase (decrease)	1,051,141	677,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

Years ended September 30,	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$202.55	$172.95	$212.25	$198.65	$195.55
Income from Investment Operations
Net investment income (loss)A	4.65	4.05	3.47	4.39	4.54
Net realized and unrealized gain (loss)	44.19	29.35	(39.58)	12.94	3.55
Total from investment operations	48.84	33.40	(36.11)	17.33	8.09
Distributions from net investment income	(4.06)	(3.80)	(3.19)	(3.73)	(4.99)
Distributions from net realized gain	(1.07)	–	–	–	–
Total distributions	(5.13)	(3.80)	(3.19)	(3.73)	(4.99)
Net asset value, end of period	$246.26	$202.55	$172.95	$212.25	$198.65
Total ReturnB	24.55%	19.51%	(17.12)%	8.72%	4.21%
Ratios to Average Net AssetsC,D
Expenses before reductions	.07%	.09%	.15%	.15%	.13%
Expenses net of fee waivers, if any	.07%	.09%	.15%	.15%	.13%
Expenses net of all reductions	.07%	.09%	.15%	.15%	.13%
Net investment income (loss)	2.12%	2.23%	1.71%	2.07%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$763,186	$414,821	$237,056	$457,436	$207,267
Portfolio turnover rateE	59%	52%	141%	84%	183%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2017

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, effective October 1, 2016, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of September 30, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Prior to October 1, 2016, the Fund was a partnership for tax purposes, and no provision was made for U.S. Federal income taxes because the Fund allocated, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Due to the Fund's previous partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments prior to October 1, 2016. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$172,312,695
Gross unrealized depreciation	(18,020,553)
Net unrealized appreciation (depreciation)	$154,292,142
Tax Cost	$612,596,321

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$16,598,571
Undistributed long-term capital gain	$15,752,904
Net unrealized appreciation (depreciation) on securities and other investments	$154,216,078

The tax character of distributions paid was as follows:

September 30, 2017
Ordinary Income	$11,589,726
Long-term Capital Gains	1,712,281
Total	$13,302,007

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,462,705 and a change in net unrealized appreciation (depreciation) of $(206,562) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $522,495,134 and $319,703,862, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,612 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,697. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,751.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Emerging Markets Equity Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Emerging Markets Equity Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Emerging Markets Equity Central Fund as of September 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
November 13, 2017

Directors and Officers (Trustees and Officers)

The Trustees, Members of the Advisory Board (if any), and officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 190 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity® funds' valuation-related activities, reporting and risk management.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present) and Board of Directors (2017-present) of the Asolo Repertory Theatre.

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2004

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and currently Vice Chair of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)

Year of Election or Appointment: 2004

Trustee

Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2004

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)

Year of Election or Appointment: 2009

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Joseph DeSantis (1959)

Year of Election or Appointment: 2017

Vice President

Mr. DeSantis also serves as Vice President of other funds. Mr. DeSantis serves as a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), Chief Investment Officer, Equities (2010-present) and is an employee of Fidelity Investments.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2010

Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Brian B. Hogan (1964)

Year of Election or Appointment: 2009

Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present) and Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.  Mr. Brian B. Hogan is not related to Mr. Colm A. Hogan.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).  Mr. Colm A. Hogan is not related to Mr. Brian B. Hogan.

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 to September 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period-B April 1, 2017 to September 30, 2017
Actual	.0692%	$1,000.00	$1,153.30	$.37
Hypothetical-C		$1,000.00	$1,024.72	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2017, $ 17,465,186, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the fund may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code:

November 2016	64%
December 2016	64%
March 2017	77%
April 2017	77%
May 2017	77%
June 2017	77%
July 2017	77%
August 2017	77%
September 2017	77%

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Equity Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMRC and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results, including the impact of market trends on actively managed funds; (iii) the use of performance fees and the calculation of performance adjustments, including the impact of underperformance and fund outflows on performance adjustments; (iv) metrics for evaluating index fund performance; (v) Fidelity's group fee structure, including the group fee breakpoint schedules; (vi) the terms of Fidelity's contractual and voluntary expense cap arrangements with the funds; (vii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (viii) the expense structures for different funds and classes; (ix) Fidelity's arrangements with affiliated sub-advisers on behalf of the funds; (x) information regarding other accounts managed by Fidelity, including institutional accounts and collective investment trusts; (xi) recent changes to the fee structure for certain funds of funds; and (xii) the impact of the Department of Labor's new fiduciary rule on the funds' comparative expense information.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

EMQ-ANN-1117
1.876933.108

Item 2.

Code of Ethics

As of the end of the period, September 30, 2017, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Emerging Markets Equity Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Floating Rate Central Fund, Fidelity Health Care Central Fund, Fidelity High Income Central Fund 1, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity International Equity Central Fund, Fidelity Materials Central Fund, Fidelity Real Estate Equity Central Fund, Fidelity Telecom Services Central Fund and Fidelity Utilities Central Fund  (the “Funds”):

Services Billed by Deloitte Entities

September 30, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Consumer Staples Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Emerging Markets Equity Central Fund	$45,000	$100	$8,900	$1,300
Fidelity Energy Central Fund	$42,000	$100	$10,400	$1,300
Fidelity Financials Central Fund	$43,000	$100	$10,200	$1,300
Fidelity Floating Rate Central Fund	$82,000	$100	$9,200	$2,300
Fidelity Health Care Central Fund	$42,000	$100	$9,200	$1,200
Fidelity High Income Central Fund 1	$56,000	$100	$9,200	$1,600
Fidelity Industrials Central Fund	$41,000	$100	$9,200	$1,200
Fidelity Information Technology Central Fund	$53,000	$100	$9,200	$1,500
Fidelity International Equity Central Fund	$50,000	$100	$9,000	$1,500
Fidelity Materials Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Real Estate Equity Central Fund	$41,000	$100	$8,900	$1,300
Fidelity Telecom Services Central Fund	$40,000	$100	$9,200	$1,200
Fidelity Utilities Central Fund	$40,000	$100	$9,200	$1,200

September 30, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$40,000	$-	$8,900	$1,100
Fidelity Consumer Staples Central Fund	$41,000	$-	$8,900	$1,100
Fidelity Emerging Markets Equity Central Fund	$45,000	$100	$7,400	$1,200
Fidelity Energy Central Fund	$44,000	$100	$10,000	$1,200
Fidelity Financials Central Fund	$45,000	$100	$9,800	$1,200
Fidelity Floating Rate Central Fund	$103,000	$100	$9,400	$2,000
Fidelity Health Care Central Fund	$41,000	$-	$8,900	$1,100
Fidelity High Income Central Fund 1	$59,000	$100	$9,400	$1,500
Fidelity Industrials Central Fund	$42,000	$100	$8,900	$1,200
Fidelity Information Technology Central Fund	$50,000	$100	$8,900	$1,300
Fidelity International Equity Central Fund	$52,000	$100	$7,400	$1,300
Fidelity Materials Central Fund	$41,000	$-	$8,900	$1,100
Fidelity Real Estate Equity Central Fund	$43,000	$100	$8,800	$1,200
Fidelity Telecom Services Central Fund	$41,000	$-	$8,900	$1,100
Fidelity Utilities Central Fund	$40,000	$-	$9,100	$1,100

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	September 30, 2017A	September 30, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$25,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2017A	September 30, 2016A,B
Deloitte Entities	$525,000	$220,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 27, 2017